EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	808384	xxxxxx	30079375	xxxxxx	03/06/2024	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.		Standard Tradelines · Two (2) tradelines reporting satisfactorily for 24-months with activity in the most recent 12-months or; · Three (3) tradelines reporting for 12- months all with activity in the most recent 90 days. xxxxxx does not meet the minimum tradeline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors Reviewer Comment (2024-05-15): The condition is valid. The condition references xxxxxx. The comments from Seller reflect tradelines for xxxxxx Guidelines require both borrowers to meet the tradeline requirements.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808384	xxxxxx	30079443	xxxxxx	03/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to exceed maximum acreage of xxxxxx. Subject has xxxxxx. Lender exception in file. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808384	xxxxxx	30079812	xxxxxx	03/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing VOM for xxxxxx primary residence on xxxxxx or evidence the property is free and clear. Per the Fraud Report, an $xxxxxx mortgage lien was taken out on 2/2023.		Reviewer Comment (2024-05-21): Received corrected 1003. Exception Cleared. Reviewer Comment (2024-05-08): Provide corrected 1003. As per 1003 in file current address reflects that the property is owned by the borrower however as per property history report it belongs to non borrower. Exception remains.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808384	xxxxxx	30079887	xxxxxx	03/06/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx ., Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-05): Clearance report provided Reviewer Comment (2024-05-22): The same fraud report was provided that was in file at time of review. The high risk red flags are not addressed/cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808384	xxxxxx	30087080	xxxxxx	03/06/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Perm Resident cared for xxxxxx.		Reviewer Comment (2024-06-05): Received LOE from Lender. Exception cleared. Reviewer Comment (2024-05-23): Received Corrected 1003. Provided attestation from the lender for the correction in the citizenship for the borrower “xxxxxx”. Exception remains. Reviewer Comment (2024-04-01): The same documents were provided that were in file at time of review and are for xxxxxx. The condition references xxxxxx Please review the 1003 in file. States borrower is a Perm Resident. Further, a SS number does not verify xxxxxx citizenship. Perm Residents and Non-Perm Residents can obtain a SSN.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808384	xxxxxx	30087244	xxxxxx	03/06/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30072545	xxxxxx	03/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to not verify large deposits in borrower business bank statement accounts. Lender exception in file. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-25): The client elects to waive.			03/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30072546	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided	Spousal consent required on Entity loans in community property states.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-04-11): The Guarantor Agreement was provided which reflects the spouse signature. 1) This is not a spousal consent 2) The spouse is now obligated to the loan since they signed the Guarantor agreement and all pre-close credit documents will be required.

Reviewer Comment (2024-04-10): The attached does not clear the condition. Community property applies also to the state of purchase as well as this is a guideline requirement as well. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-04-08): The subject property is in community property state, for which Spousal consent required on Entity loans in community property states. Exception remains.
																	04/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30072575	xxxxxx	03/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit xxxxxx is missing on the Flood Certificate.		Reviewer Comment (2024-03-08): Updated flood cert provided	03/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30087367	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		If the subject property is not located in the same state in which the entity was formed, evidence of good standing is also required from the state where the subject property is located (e.g., Certificate, screen shot from state website).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-10): The document is not dated. The Cert of Good Standing needs to support the Entity was filed with the state of xxxxxx prior to or at time of closing. Or Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-03-08): Cleared in error. Received Same document again. Exception Remains			05/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30087437	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-03-08): Lender would like to waive			03/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808612	xxxxxx	30087699	xxxxxx	03/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The investment properties listed on the application are all owned by a business entity, xxxxxx, which the file does not have documentation to verify the borrower has ownership in this business; therefore, cannot determine the investor experience. Documentation to verify the borrower has ownership in the business entity is required.	Reviewer Comment (2024-04-22): Articles of Org provided reflecting borrower as an Member/Owner for xxxxxx.

Reviewer Comment (2024-04-11): The Property Profile report provided reflects the property is owned by xxxxxx. The business search for xxxxxx reflects the business is not owned by the Guarantor xxxxxx.

Reviewer Comment (2024-04-11): The document provided verifies the members and mangers are xxxxxx and xxxxxx and xxxxxx. Neither are Guarantor's on the loan. Our Guarantor is xxxxxx of xxxxxx

Reviewer Comment (2024-04-08): The 1003 is not acceptable as there is no way of knowing the length of ownership in the property as well as the additional properties listed that are owned, are owned by xxxxxx which the file does document the borrower's ownership in. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-04-03): Looking for ownership of xxxxxx.
															04/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30070545	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing the hazard insurance for the subject property. Must contain sufficient coverage as required in the guidelines and 6 months rent loss insurance.		Reviewer Comment (2024-03-11): Hazard Insurance Policy received , Exception cleared Reviewer Comment (2024-03-11): The document provided is not for the subject property. The subject property is xxxxxx. Insurance is for xxxxxx.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30070569	xxxxxx	03/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate is missing the unit number.		Reviewer Comment (2024-03-08): Updated flood cert provided	03/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30076855	xxxxxx	03/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require large deposits to be verified or backed out of the balance. The bank statement reflects large deposits that were verified or backed out as they are required for closing and reserves. The file contains a lender exception. The investor must approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-25): The client elects to waive.			03/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30087522	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	If the subject property is not located in the same state in which the entity was formed, evidence of good standing is also required from the state where the subject property is located (e.g., Certificate, screen shot from state website).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors

Reviewer Comment (2024-05-10): The document is not dated. The Cert of Good Standing needs to support the Entity was filed with the state of xxxxxx prior to or at time of closing. Or investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-03-08): The same document was provided that was in file at time of review. Please review original condition. The cert of good standing is required from xxxxxx for the LLC as this is where they are buying property, however they were formed in xxxxxx.
																	05/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30087534	xxxxxx	03/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-03-08): Lender would like to waive			03/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30087558	xxxxxx	03/06/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-11): The Guarantor Agreement was provided which reflects the spouse signature. 1) This is not a spousal consent 2) The spouse is now obligated to the loan since they signed the Guarantor agreement and all pre-close credit documents will be required. Reviewer Comment (2024-04-10): The attached is not acceptable. It is based ff the property acquisition state and is also required per guidelines. investor can elect to waive with verified compensation factors.			04/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808613	xxxxxx	30087697	xxxxxx	03/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The investment properties listed on the application are all owned by a business entity, xxxxxx, which the file does not have documentation to verify the borrower has ownership in this business; therefore, cannot determine the investor experience. Documentation to verify the borrower has ownership in the business entity is required.	Reviewer Comment (2024-04-22): Articles of Org provided reflecting borrower as an Member/Owner for xxxxxx.

Reviewer Comment (2024-04-11): The Property Profile report provided reflects the property is owned by xxxxxx. The business search for xxxxxx reflects the business is not owned by the Guarantor xxxxxx.

Reviewer Comment (2024-04-11): The document provided verifies the members and mangers are xxxxxx and xxxxxx Neither are Guarantor's on the loan.

Reviewer Comment (2024-03-11): The document provided does not list the borrower/guarantor as the owner. The only names referenced for the registered agent is xxxxxx.
															04/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805615	xxxxxx	30194318	xxxxxx	03/21/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-04-02): Cleared report provided	04/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805615	xxxxxx	30195478	xxxxxx	03/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	VOM was not provided for the borrower's current primary residence and VOR was not provided for the borrower's previous residence for a full 12 month history. For VOMs tied to private mortgages – 12 months recent cancelled checks and/or bank statements are required to support the VOM provided as well as a copy of the original note plus any additional riders or subsequent modifications to ensure the loan being paid off is current. For VORs provided by private landlords, 12-months recent cancelled checks and/or bank statements are required to support paid as agreed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-13): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-06-13): Only the investor can elect to waive/downgrade conditions with valid compensation factors.

Reviewer Comment (2024-06-06): The same documents were provided that were previously provided. Please review comments from xxxxxx  Pay history was provided for current owned property on xxxxxx, however a VOM and a copy of the original Note were not provided. The Inc listed on the pay history for xxxxxx is a property management company for the lease. The 1003 reflects the borrower owns this property. It is not known who the mortgagee holder is or when the first payment is due as the borrower moved out of their previous residence on 7/2023.

Reviewer Comment (2024-04-28): 1) Payment history provided for previous residence on xxxxxx. Pay history is from a property management company so a VOR is not required. 2) Pay history was provided for current owned property on xxxxxx, however a VOM and a copy of the original Note were not provided. The Inc listed on the pay history for xxxxxx is a property management company for a lease. The 1003 reflects the borrower owns this property. It is not known who the mortgagee holder is or when the first payment is due as the borrower moved out of their previous residence on 7/2023.

Reviewer Comment (2024-04-17): Provided payment history for property located at xxxxxx However
1. Per the guidelines required VOM and Original Note plus
any additional riders or subsequent modifications to ensure the loan being paid off is current for Property located at xxxxxx
2. Also required VOR for property located at xxxxxx Please note that borrower moved out on the property located at xxxxxx on xxxxxx and borrower started making mortgage payment for property located at xxxxxx if the first payment due is prior to xxxxxx then also provide pay history for the same. Exception remains.
																	06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805615	xxxxxx	30195502	xxxxxx	03/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per guidelines, for multi-family properties, leases are required on purchases.		Reviewer Comment (2024-04-17): Lease agreements provided. Per guidelines, if leases converted to month to month and 2 months market rents cannot be provided, 75% of estimated rents are utilized. Reviewer Comment (2024-04-16): Received Lease agreement for all units. However, lease agreement received for xxxxxx is expired. Provide updated lease agreement, exception remains.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809364	xxxxxx	30288940	xxxxxx	04/08/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject address is missing from evidence of insurance.		The blanket policy does not reflect the subject property address.		Reviewer Comment (2024-04-12): Updated policy provided Reviewer Comment (2024-04-10): The blanket policy must reflect the subject property address.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809364	xxxxxx	30304076	xxxxxx	04/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC not provided for all Real Estate Agents xxxxxx		Reviewer Comment (2024-04-12): Revised report provided to include missing parties.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809364	xxxxxx	30304090	xxxxxx	04/08/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing from the HO6.		Reviewer Comment (2024-04-10): Updated HO6 provided	04/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30308210	xxxxxx	04/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-04-12): Tax cert provided with tax rate	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30308317	xxxxxx	04/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file is missing evidence of funds transferred to borrower or settlement agent for gift funds in amount of $82,000.00.		Reviewer Comment (2024-05-08): Bank statement provided reflecting gift received of $82,000 and UTD of $3,649. Large deposits do not need sourcing on DSCR loans. Backed out $82,000 for gift received. Reviewer Comment (2024-05-08): Provided Bank Statement does not reflect the gift was transferred to borrower in amount of $82,000. Exception remains. Reviewer Comment (2024-04-12): Received same gift letter which was already available in file. The file is missing evidence of funds transferred to borrower or settlement agent for gift funds in amount of $82,000.00. Exception remains.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30309461	xxxxxx	04/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		A valid current Employment Authorization Document (EAD), Form I-765, is required for xxxxxx employment if the borrower is not sponsored by a current employer. Unexpired Passport and I-797A provided.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): Client elects to waive with verified compensation factors			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30309491	xxxxxx	04/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC run were not run on the Seller or Real Estate Agents.		Reviewer Comment (2024-05-09): Received updated fraud report. Exception cleared. Reviewer Comment (2024-05-02): Fraud Report and OFAC were not performed on the Seller xxxxxx. Exception remains. Reviewer Comment (2024-04-12): Received same fraud report which was already provided in file. Fraud Report and OFAC run were not run on the Seller or Real Estate Agents. Exception remains.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30309524	xxxxxx	04/09/2024	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.	Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: xxxxxx	Gift funds are not allowed on Non-Perm Residents.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-05-10): Client elects to waive with verified compensation factors			05/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806343	xxxxxx	30309557	xxxxxx	04/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Application reflects borrower has lived at the primary residence 11 months. Mortgage history on credit. Previous residence was located at xxxxxx for 1 year , 2 months. Provide 1 month additional housing history to support 12 months housing history.	Reviewer Comment (2024-05-09): The bank statements in the file reflect the three most current mortgage payments being paid so 12 months of mortgage history is in the file.

Reviewer Comment (2024-04-29): Seasoning of a property per the 10.2023 guidelines is from time of acquisition to time of new application. Borrower has owned primary residence for < 1 year. 11 months history is in file for this property on xxxxxx The previous residence was on xxxxxx. The Fraud Report does not reflect this as an owned property therefore it is not clear what mortgage was previously on this property to tie to the credit report.
															05/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806911	xxxxxx	30304087	xxxxxx	04/10/2024	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx			Reviewer Comment (2024-05-10): Received Patriot act. Exception cleared.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806911	xxxxxx	30304101	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-05-10): Received Article of organization document .Exception cleared.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806911	xxxxxx	30304624	xxxxxx	04/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.18 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor exception in file for DSCR < 1.25.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-08): Client elects to waive with verified compensation factors			04/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806911	xxxxxx	30316160	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC search were not run on the Settlement Agent, xxxxxx. Report was run on a different settlement agent.		Reviewer Comment (2024-05-13): Received Updated Fraud report run on the Settlement Agent, xxxxxx. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806911	xxxxxx	30316195	xxxxxx	04/10/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2024-05-10): Spousal consent provided. Exception cleared.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809273	xxxxxx	30309394	xxxxxx	04/11/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First Time Investors are not allowed on multi-family/ mixed use properties. The borrower current owns a property participating in a 1031 exchange for the subject property located on xxxxxx. There is no evidence of how long the borrower has owned this property. Guidelines require borrowers to have owned and managed commercial or non-owner occupied residential real estate for a minimum for 1 year in the last 3 years.		Reviewer Comment (2024-04-12): Property profile report provided reflecting owned property since xxxxxx and sold in xxxxxx.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30313705	xxxxxx	04/11/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		1279 is not reflected.		Reviewer Comment (2024-04-15): Updated flood cert provided	04/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30320623	xxxxxx	04/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not run on the Appraiser or Settlement Agent.		Reviewer Comment (2024-04-14): Updated fraud search with ofac provided	04/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30320721	xxxxxx	04/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PPP Rider to the DOT in file, however the DOT does not include the PPP rider. Provide the corrected and executed DOT to include the rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-04-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-14): There is a PPP Rider to the DOT in file, however the DOT does not include the PPP rider. Please reference page 2 of the DOT. The Other Box should be checked and reflect PPP Riders. Page 2 reflects all riders that should be attached to the DOT. The borrower executed a PPP rider. It should be reflective on page 2 of the DOT.			04/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30320756	xxxxxx	04/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The HUD reflects a disbursement date which is prior to the loan consummation date.	Reviewer Comment (2024-04-29): Final Stamped settlement statement provided verifying disbursement date of xxxxxx

Reviewer Comment (2024-04-24): Email to investors: There are no cure provisions for this condition. Currently, the Settlement Date on the HUD-1 provided in file is xxxxxx and the prepaids collected start on xxxxxx  The closing did not occur until xxxxxx  A loan cannot disperse prior to closing. The Seller will be able to clear the condition if they correct the Final HUD to reflect the actual disbursement date (provide a corrected signed or stamped certified HUD-1 or Settlement Statement). Or since this is a DSCR loan, Verus can elect to waive with verified compensation factors.

Reviewer Comment (2024-04-18): The condition cannot be cleared. The loan cannot disburse prior to closing. The HUD reflects a disbursement date of xxxxxx while the loan did not close until xxxxxx

Reviewer Comment (2024-04-11): xxxxxx. There was a typo. The condition should read: The HUD reflects a disbursement date which is prior to the loan consummation date. Provide the corrected signed/stamped final settlement statement with corrected disbursement date.
															04/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30320762	xxxxxx	04/11/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		BPO reflects multi-family property vs. appraisal which reflects mixed use.		Reviewer Comment (2024-04-12): Updated BPO provided	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	809273	xxxxxx	30320765	xxxxxx	04/11/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects xxxxxx which does not match the Note.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-07): The LOE is not acceptable. All documents must match across the board. Reviewer Comment (2024-04-15): The same appraisal was provided that was in file at time of review. Appraisal reflects xxxxxx which does not match the Note.			05/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No
xxxxxx	804290	xxxxxx	30317026	xxxxxx	04/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Credit supplement was provided with a manual addition which guidelines do not state is allowed. Payoff, copy of the Note, and credit supplement with pay history provided. VOM not provided.		Reviewer Comment (2024-04-25): VOM provided	04/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30317030	xxxxxx	04/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	The lease agreement was not provided for xxxxxx and the lease extension was not provided for xxxxxx.	Reviewer Comment (2024-07-08): Corrected ext provided for xxxxxx. Signed by original lease tenants.

Reviewer Comment (2024-07-03): The ext for xxxxxx still reflects the tenants from xxxxxx. If the document was altered, the system is designed to remove any alterations.

Reviewer Comment (2024-07-03): The same documents were provided that were previously provided. Please see comments from xxxxxx Lease agreement and ext provided for xxxxxx. The lease agreement was provided for xxxxxx, however the extension provided does not match the tenants for xxxxxx. The ext for xxxxxx reflects xxxxxx tenants. We only need the correct ext for Unit xxxxxx with the correct tenants listed which are xxxxxx and xxxxxx per the original lease agreement.

Reviewer Comment (2024-07-01): Lease agreement and ext provided for xxxxxx. The lease agreement was provided for xxxxxx, however the extension provided does not match the tenants for xxxxxx. The ext for xxxxxx reflects xxxxxx tenants.

Reviewer Comment (2024-06-28): Received all pages of lease agreement for xxxxxx. Received same lease extension for xxxxxx, which reflects incorrect tenant name. provide corrected lease extension for xxxxxx reflecting xxxxxx and xxxxxx as the tenant, since both have executed the agreement. Exception remains.

Reviewer Comment (2024-06-21): The lease agreement provided for xxxxxx is expired and not executed by the tenant or landlord.

Reviewer Comment (2024-06-05): Received lease extension for xxxxxx. Provided lease agreement for xxxxxx received only page 1 of 4. Provide all pages of the lease agreement. Exception remains.
															07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30317044	xxxxxx	04/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Address reflects xxxxxx.		Reviewer Comment (2024-05-08): Updated flood cert provided Reviewer Comment (2024-04-25): The updated flood cert reflects xxxxxx.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30317045	xxxxxx	04/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-07): FTP provided	06/07/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30317092	xxxxxx	04/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for bedroom photos for 1 of the units were not provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-09): Client elects to waive with verified compensation factors			04/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30319817	xxxxxx	04/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent and Appraiser		Reviewer Comment (2024-05-01): Updated fraud report provided.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30321688	xxxxxx	04/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-06-07): Clear FTP provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30321704	xxxxxx	04/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate has the incorrect loan amount.		Reviewer Comment (2024-04-30): Received updated Business purpose certificate. Exception cleared.	04/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	804290	xxxxxx	30321708	xxxxxx	04/12/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: BPO / Valuation Report date: xxxxxx	Addresses reflect xxxxxx.		Reviewer Comment (2024-06-03): Updated BPO provided Reviewer Comment (2024-05-13): The multi-family appraisal was updated. Provide the corrected BPO with xxxxxx. Reviewer Comment (2024-04-25): The updated appraisal reflects xxxxxx Further, updated BPO was not provided.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808272	xxxxxx	30316286	xxxxxx	04/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, if the mortgage lien does not report on credit, additional documents are required. Payment history, VOM and payoff are in file for the subject property. Pending copy of the original Note.		Reviewer Comment (2024-06-11): Copy of Note provided Reviewer Comment (2024-04-24): The exception is for the primary residence. Not missing documents on the subject property. Reviewer Comment (2024-04-19): A copy of the modification was provided. A copy of the original Note is required for the subject property. If an exception was granted, an investor approved exception form with comp factors is required. The document provided is the request.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	807725	xxxxxx	30321744	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $1,666.95 does not match Calculated P&I of $1,364.46			Reviewer Comment (2024-05-21): LOE and evidence of delivery provided Reviewer Comment (2024-05-16): Received corrected and executed Note. Pending receipt of LOE to borrower and evidence of delivery to borrower. Reviewer Comment (2024-05-10): DD will need the corrected and executed Note, LOE to borrower and evidence of delivery to the borrower.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	807725	xxxxxx	30333818	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2024-05-10): Corrected appraisal received reflecting not in a PUD. The title, item 21 also reflects records reveal not in a PUD.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809579	xxxxxx	30326511	xxxxxx	04/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mandatory Entity vesting in the state of xxxxxx unless the broker is licensed. Provide the active NMLS license.		Reviewer Comment (2024-04-22): NMLS provided	04/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809579	xxxxxx	30326534	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal and Final Title reflect the property is in a PUD. However, a PUD rider was not attached to the DOT. Provide the corrected and executed DOT including the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-19): Received LOE to borrower and evidence of delivery to the borrower. Provide the corrected and executed DOT including the PUD Rider, executed PUD rider and lenders intend to re-record. Exception remains.			05/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809579	xxxxxx	30327932	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not run on all parties to the transaction: Seller Real Estate Agent, Appraiser, Settlement Agent.		Reviewer Comment (2024-04-23): Received updated fraud report. Exception cleared.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809188	xxxxxx	30328288	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	The HOI policy contains coverage for the subject property xxxxxx unit property and xxxxxx additional xxxxxx unit property. A breakdown of coverage and premiums were not provided.	Reviewer Comment (2024-05-09): Received LOE reflects breakdown of premium for the subject property. Exception cleared.

Reviewer Comment (2024-04-25): The updated LOE provided only reflects the breakdown of coverage. Pending receipt of the premium breakdown. Please see comments from xxxxxx  The LOE provided from the agent does not specify the property referenced. The Final CD only reflects escrows collected of xxxxxx per month which would equal xxxxxx/annually.

Reviewer Comment (2024-04-18): The LOE provided from the agent does not specify the property referenced. The Final CD only reflects escrows collected of xxxxxx per month which would equal xxxxxx/annually.
															05/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30328411	xxxxxx	04/15/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $400,000.00.	Per the guidelines for the multi-family xxxxxx unit properties, minimum loan amount required is $400,000.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-18): Lender would like to waive. Assigned to investor.			04/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30335292	xxxxxx	04/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The lease for xxxxxx and xxxxxx expired. Provide the extension of lease. Extensions provided in file with rent increases for additional units.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-18): The Seller LOE is not acceptable. Loan is a refinance. If leases converted to month to month, 2 months rent receipt to support leases are still active are required.			04/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30335334	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report and OFAC did not contain the appraiser, xxxxxx.		Reviewer Comment (2024-04-22): Received OFAC and SAM.gov search for the appraiser. Exception cleared.	04/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30335463	xxxxxx	04/15/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage lien on title does not report on the credit report. Payoff provided. Provide the VOM, 6 month pay history and copy of the original Note.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-09): The guidelines do not state that the inherited properties are exempt from this criteria. The lien is on the subject property.			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30335472	xxxxxx	04/15/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects xxxxxx.		Reviewer Comment (2024-04-25): Updated flood cert provided	04/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809188	xxxxxx	30335498	xxxxxx	04/15/2024	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Neighborhood property values not provided.		Page 2 of 8 was not completed under Neighborhood and Marketing Area: Property Values. Should have one checked: Increasing, Stable or Declining.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-18): The seller LOE is not acceptable. The BPO reflecting xxxxxx has no bearing on the appraisal being completed. The appraisal must be updated with this information by the appraiser.			04/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30323504	xxxxxx	04/15/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert is missing xxxxxx		Reviewer Comment (2024-04-25): Updated flood cert provided	04/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30323505	xxxxxx	04/15/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal is missing xxxxxx		Reviewer Comment (2024-05-03): An updated appraisal was provided.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30323763	xxxxxx	04/15/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $400,000.00.	Per the guidelines for the multi-family xxxxxx unit properties, minimum loan amount required is $400,000.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-18): Client elects to waive with verified compensation factors			04/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30335565	xxxxxx	04/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease extensions for Unit xxxxxx and Unit xxxxxx. Additional extensions with rent increases in file for other units.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-18): The Seller LOE is not acceptable. Per guidelines, if converted to month to month, 2 months rent receipt is required to verify still occupied.			04/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30335601	xxxxxx	04/15/2024	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Neighborhood property values not provided.		Page 2 of 8 was not completed under Neighborhood and Marketing Area: Property Values. Should have one checked: Increasing, xxxxxx or Declining.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors			04/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30335607	xxxxxx	04/15/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The HOI policy contains coverage for the subject property xxxxxx unit property and xxxxxx additional xxxxxx unit property. A breakdown of coverage and premiums were not provided.		Reviewer Comment (2024-05-08): Corrected LOE provided reflects breakdown of premium with corrected address. Exception cleared. Reviewer Comment (2024-04-25): Corrected LOE provided reflects a breakdown of coverage. Pending receipt of breakdown of premium. The other LOE provided previously did not have the correct address listed for the premium. Reviewer Comment (2024-04-18): The email provided from the agent reflects a property of xxxxxx. The subject property is xxxxxx.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809187	xxxxxx	30335655	xxxxxx	04/15/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	HOI policy is missing xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): Client elects to waive with verified compensation factors

Reviewer Comment (2024-04-25): The new LOE provide is just a breakdown of coverage. Please see comments on 4/19: The LOE is not sufficient.xxxxxx are part of the address reflected on the Note. If the policy cannot be updated, the investor will need to consider waiving with verified comp factors.

Reviewer Comment (2024-04-19): The LOE is not sufficient. xxxxxx are part of the address reflected on the Note. If the policy cannot be updated, the investor will need to consider waiving with verified comp factors.
																	05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809239	xxxxxx	30328866	xxxxxx	04/16/2024	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: xxxxxx // Account Type: Life Insurance Value / Account Number: xxxxxx			Reviewer Comment (2024-05-03): Updated statement provided Reviewer Comment (2024-04-28): Loan safe results do not clear this condition. The document provided was already in file at time of review and is aged.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809239	xxxxxx	30329016	xxxxxx	04/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on the Settlement Agent , Appraiser, Real Estate Agent, or Seller.		Reviewer Comment (2024-05-03): Updated search provided Reviewer Comment (2024-04-28): Fraud search provided run on Settlement Agent, Real Estate Agent and Seller. The Fraud Search does not include the Appraiser, xxxxxx.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809239	xxxxxx	30499772	xxxxxx	05/03/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $159,147.22 is less than Cash From Borrower $273,348.10.	Updated account statement provided for xxxxxx (life insurance) with a reduction in the cash value. Borrower is short cash to close/reserves. There is a wire in file for closing funds of xxxxxx that came from the xxxxxx account xxxxxx, however the last statement we have in file is dated xxxxxx and does not contain sufficient funds to cover this amount.		Reviewer Comment (2024-05-09): Updated account statement for xxxxxx provided. Utilized funds up until closing. Transfer on bank statement after closing is for this transaction.	05/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809239	xxxxxx	30499774	xxxxxx	05/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Updated account statement provided for xxxxxx (life insurance) with a reduction in the cash value. Borrower is short cash to close/reserves. There is a wire in file for closing funds of xxxxxx that came from the xxxxxx account xxxxxx, however the last statement we have in file is dated xxxxxx and does not contain sufficient funds to cover this amount.		Reviewer Comment (2024-05-09): Updated account statement for xxxxxx provided. Utilized funds up until closing. Transfer on bank statement after closing is for this transaction.	05/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30329671	xxxxxx	04/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-10): FTP provided	05/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30329681	xxxxxx	04/16/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-10): FTP provided	05/10/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30329682	xxxxxx	04/16/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx.		Reviewer Comment (2024-05-30): Received updated HOI Policy. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30333013	xxxxxx	04/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor exception in file to use appraised value when cash out seasoning is > 6 months but < 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-17): Client elects to waive with verified compensation factors			04/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30333019	xxxxxx	04/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for subject property having an unpermitted ADU attached.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-17): Client elects to waive with verified compensation factors			04/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30336083	xxxxxx	04/16/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the property profile report, borrower has no ownership in the primary residence.		Reviewer Comment (2024-05-31): Received updated 1003. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30336093	xxxxxx	04/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The minimum xxxxxx for an xxxxxx. Property is xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-18): Client elect to waive with verified compensation factors			04/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	805618	xxxxxx	30531785	xxxxxx	05/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final Title provided, however taxes due on February 29,2024 are not marked as paid.		Reviewer Comment (2024-06-13): Updated FTP provided Reviewer Comment (2024-06-07): The final title policy must be updated to reflect accurate information as it is the final title policy. Reviewer Comment (2024-06-03): The LOE is not acceptable. This is the Final Title Policy, and all taxes that are due or delinquent, regardless of responsibly, must be paid. If the taxes are paid, then the FTP must be updated.	06/13/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811346	xxxxxx	30376981	xxxxxx	04/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		A PPP addendum to the Note and PPP Rider to the DOT are required. The PPP rider to the DOT was not provided. Provide the corrected and executed DOT adding the rider, executed Rider, LOE to the borrower, evidence of delivery to the borrower, and the lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Current primary ownership > 2 years	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-04-22): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811346	xxxxxx	30377047	xxxxxx	04/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent or real estate broker.		Reviewer Comment (2024-05-01): Received updated fraud report. Exception cleared. Reviewer Comment (2024-04-23): Provided fraud report does not contain seller real estate broker xxxxxx. Exception remains.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811346	xxxxxx	30382771	xxxxxx	04/19/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 676 is less than Guideline representative FICO score of 680.	Minimum for first time investor.	Reviewer Comment (2024-05-17): Tax cert provided reflecting owner of another REO property on xxxxxx for 3 years. Sold in the past 36 months. Meets requirements for experienced investor. Minimum credit score is 660.

Reviewer Comment (2024-05-09): Provided Property Profile belong to the primary residence located at xxxxxx, however the lease agreement was provided for xxxxxx Provide Property Profile for xxxxxx to determine when the borrower acquired the property. Exception remains.

Reviewer Comment (2024-04-25): You will need to provide the property profile report for the property to determine the length of ownership for the property.

Reviewer Comment (2024-04-23): The property profile report reflects the borrower sold the property on xxxxxx , but does not reflect when they acquired it. Provide evidence of how long this borrower owned the property on xxxxxx.

Reviewer Comment (2024-04-22): Per the matrix for first time investor, minimum FICO score required is 680. Exception remains.
															05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30382322	xxxxxx	04/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-04-25): Approval provided	04/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30392359	xxxxxx	04/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, Appraiser and Loan Officer.		Reviewer Comment (2024-05-20): Received OFAC search for Settlement agent. Exception cleared. Reviewer Comment (2024-05-15): Provide OFAC search for settlement agent. Exception remains. Reviewer Comment (2024-05-14): Fraud and OFAC searches not run on Settlement Agent. Provide OFAC search for settlement agent. Exception remains.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30396131	xxxxxx	04/22/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Primary residence history via VOR is only for 10 months. Start June 1, 2023 and VOR date xxxxxx . Move out date reflected as June 1, 2024, however this date is a future date. Provide previous residence history for 2 months to compete the 12 month history requirement.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-12): We would need evidence that the borrower as living in the subject property prior to renting. The application does not reflect this information and we cannot assume, based on when the lease was written, that the borrower occupied the subject property prior to that. The borrower could have been living rent free with relative or renting elsewhere that is undisclosed. Also it should be noted that if the borrower was living in the subject property up until 6/2023, then the VOM condition can be cleared and a condition will need to be added for First Time Investor not allowed on C/O transactions. Outside of the subject property, the borrower has not owned any additional REO properties per the background check in the last 36 months.
																	06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30396144	xxxxxx	04/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal reflects property is in a PUD. Executed PUD rider in file. However, the DOT does not reflect on page 2 that a PUD rider is included. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-01): The client elects to waive.			05/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30396147	xxxxxx	04/22/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The loan has a prepayment penalty. The guidelines require a prepayment penalty rider to the security instrument, which is not in the file. Provide the corrected and executed DOT adding the rider, executed rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-04-30): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30396151	xxxxxx	04/22/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-04-17): Client elects to waive			04/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810317	xxxxxx	30777565	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx AND FLOODING Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-06-17): PDI received dated xxxxxx : No Damage	06/17/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30406394	xxxxxx	04/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require verification of mortgage for the subject property refinance. When the mortgage is not reported on the credit report a VOM, evidence of recent payments for 6 months, payoff, and copy of note with terms is required. The subject mortgage being paid off is not on the credit report. The file contains the payments for 6 months and payoff; however, is missing the VOM and copy of the original note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-09): Received VOM, pending receipt of copy of the original note. Exception remains. Reviewer Comment (2024-04-24): Only Payment history and payoff were received in the file. Provide the VOM and copy of the original note. Exception remains.			05/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30406429	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Received LOX from borrower stating borrower is single member LLC so it was not required to create an operating agreement. Per guidelines, Operating agreement is required even if borrower is single member LLC or the Borrowing Certificate.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-17): The document provided is only 1 page of Statement of the organizer. Provide complete executed copy of Operating agreement or the Borrowing Certificate. Exception remains. Reviewer Comment (2024-04-26): The Operating Agreement Affidavit is not sufficient. The guidelines require the Operating Agreement or Borrowing Certificate.			05/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30406645	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-24): The loan was approved with PPP terms, therefore PPP Rider to the DOT are required. The PPP rider to the DOT was not provided. Provide the corrected and executed DOT adding the rider, executed Rider, LOE to the borrower, evidence of delivery to the borrower, and the lender's letter of intent to re-record. Exception remains.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30406831	xxxxxx	04/23/2024	Credit	Fraud	General	Fraud	Medium - Fraud Alert identified on Fraud Report		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent.		Reviewer Comment (2024-04-24): Updated fraud report provided	04/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30406851	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-05-17): Received Certificate of Good Standing for the borrowing entity. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30412453	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Entity by Guarantor. Only reflects the Guarantor name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-04-19): Client elects to waive			04/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30412507	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		For Single Member Entities, the borrower can use their SSN. Provide the completed W-9 with borrower's SSN. Currently in file and only signed. SSN is missing.		Reviewer Comment (2024-05-17): Received EIN for the borrowing entity. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811325	xxxxxx	30412519	xxxxxx	04/23/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.54902% exceeds Guideline loan to value percentage of 70.00000%.	Per 1007, subject property is rented as an xxxxxx. Max for refinances is 70% for STR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-04-24): Client elects to waive with verified compensation factors			04/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810514	xxxxxx	30407047	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file to use 100% of business funds although the guarantor does not own 100% of either business. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810514	xxxxxx	30407236	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file to allow entity vesting not related to real estate. Vesting entity is a construction company. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810514	xxxxxx	30407371	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the seller, appraiser, settlement agent or real estate brokers.		Reviewer Comment (2024-04-24): Updated fraud report provided	04/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810514	xxxxxx	30412284	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the Operating Agreement for xxxxxx, which is listed as the additional owner of the Borrowing Entity. There is an LOE in file that says this was an error and an another individual owns part of the Borrowing Entity, however the LOE notes there is an Operating Agreement for xxxxxx which will need to be provided.		Reviewer Comment (2024-04-24): Additional Entity documents provided verifying ownership in LLC by third party. Per guidelines Guarantors on loan must own 25% or more of the Borrowing LLC which has been met. Reviewer Comment (2024-04-24): The condition is valid. The Borrowing Entity, which is ACRM reflects an additional owner xxxxxx which the LOE states was a mistake. Evidence will need to be provided of ownership of xxxxxx.	04/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809572	xxxxxx	30412542	xxxxxx	04/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception in file to allow xxxxxx project involved in litigation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-04-19): Client elects to waive with verified compensation factors. Litigation is not structural in nature and regarding an alleged contract for wifi/cable services.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809572	xxxxxx	30412578	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2024-05-03): Received Note Addendum - Prepayment for subject property. Exception cleared.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	809572	xxxxxx	30412848	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Note, DOT + Riders and 1003 do not reflect Trail in the address. All other documents reflect xxxxxx in the address. Per a lookup of the USPS.com, xxxxxx is part of the address. Provide the corrected 1003, executed and corrected Note and DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to Re-Record.	Reviewer Comment (2024-06-07): LOI provided

Reviewer Comment (2024-06-05): Received evidence of delivery. Pending receipt of lender's letter of intent to re-record.

Reviewer Comment (2024-06-04): Received LOE to borrower and corrected 1003. Pending receipt of lender's letter of intent to re-record and evidence of delivery to the borrowers. The mailing label is to the investor.

Reviewer Comment (2024-06-04): No new documents received. Please try uploading again.

Reviewer Comment (2024-05-24): The Note, xxxxxx, and xxxxxx Affidavit were provided. Please provide an updated 1003, LOE to the borrower regarding the document correction, the Lender's letter of intent to re-record and evidence of delivery to the borrower. The mailing label's are to the investor.
															06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810622	xxxxxx	30406690	xxxxxx	04/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-04-25): Approval provided	04/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810622	xxxxxx	30412398	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed PUD rider in file for the subject property. However, the appraisal does not reflect PUD or HOA dues. Provide the updated appraisal.		Reviewer Comment (2024-05-07): Received LOE to borrower with intent to re-record information and evidence of delivery to the borrower. Reviewer Comment (2024-04-29): Received corrected DOT removing the PUD rider. Pending receipt of the LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30410900	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30411098	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30411169	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30412056	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30412340	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Client accepting verbiage on DOT in lieu of rider	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30427540	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30427541	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811433	xxxxxx	30427548	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30411971	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30412024	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30427616	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Client accepting verbiage on DOT in lieu of rider	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30427619	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30427657	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30427658	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811434	xxxxxx	30427660	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30412399	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30412420	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30412424	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30412532	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per client, accepting verbiage on DOT in lieu of rider.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30412586	xxxxxx	04/24/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause does not reflect ISAOA.		Reviewer Comment (2024-05-01): Updated HO6 provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30426462	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI policy.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30426490	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30426530	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811426	xxxxxx	30426577	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811428	xxxxxx	30414270	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30414304	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30417030	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30417110	xxxxxx	04/24/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1	CDA in file is not for the subject property.		Reviewer Comment (2024-05-01): CDA provided	05/01/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30426566	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30426569	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30426578	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30426593	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811428	xxxxxx	30426597	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per client, accepting verbiage on DOT in lieu of rider.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	811429	xxxxxx	30412020	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30412391	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30412785	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426778	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426781	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC's for the Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426833	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per investor, accepting verbiage on DOT in lieu of rider	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426837	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426861	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811429	xxxxxx	30426869	xxxxxx	04/24/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-01): Updated HO6 provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30412365	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30412403	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30412556	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30426916	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30426924	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Client accepting verbiage on DOT in lieu of rider	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30426948	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC > 30 days for the Guarantors		Reviewer Comment (2024-05-07): OFAC for both borrowers was provided. Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811435	xxxxxx	30426951	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30411302	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30411504	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30411595	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provided the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30411636	xxxxxx	04/24/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-01): Updated HO6 provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30427036	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30427051	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per client, accepting verbiage on DOT in lieu of rider.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30427069	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC is > 30 days for the Guarantors.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30427073	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811425	xxxxxx	30427077	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30412972	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30413007	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30413013	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30413048	xxxxxx	04/24/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-01): Updated HO6 provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30427136	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per client, accepting verbiage on DOT in lieu of rider.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30427154	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30427158	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30427161	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811430	xxxxxx	30427164	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC is > 30 days old for Guarantors.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30413253	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30413274	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30427251	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30427257	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Client accepting verbiage on DOT in lieu of rider	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30427312	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30427314	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811431	xxxxxx	30427316	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30414522	xxxxxx	04/24/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, A xxxxxx	Provide the Background search for the Borrowing Entity. A fraud report is not required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): The no search found is not acceptable. Per guidelines, a background report is required on the Entity since it was formed > 180 days ago.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30414541	xxxxxx	04/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30414565	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI.		Reviewer Comment (2024-05-01): Blanket HOI provided	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30427427	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-05-01): Per guidelines, non-warrantable condos, which is on application, does not require an HOA questionnaire and a processor cert can be provided indicating if there is a litigation or not. Processor cert provided stating no litigation.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30427441	xxxxxx	04/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided				Reviewer Comment (2024-05-01): Per client, accepting verbiage on DOT in lieu of rider.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30427467	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Application, Note and DOT reflect the zip code as xxxxxx vs. all other documents which reflect a zip code of xxxxxx. Per a lookup of the USPS, the zip code is xxxxxx. Provide the corrected Credit Application and corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): The client elects to waive.			05/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30427470	xxxxxx	04/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Blanket lien on title.		Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811432	xxxxxx	30427472	xxxxxx	04/24/2024	Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		OFAC for Credit Qualifying and Non-Credit Qualifying Guarantors are > 30 days old.		Reviewer Comment (2024-05-07): Additional OFAC provided Reviewer Comment (2024-05-01): OFAC provided for xxxxxx. Pending receipt for xxxxxx.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810677	xxxxxx	30418005	xxxxxx	04/26/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation address reflects xxxxxx.	Reviewer Comment (2024-05-08): Updated appraisal provided

Reviewer Comment (2024-05-06): The appraisal provided is an earlier dated appraisal completed xxxxxx  The updated appraisal provided with a completion date of xxxxxx has the unit number. The appraisal will need to be re-corrected.

Reviewer Comment (2024-05-02): If all documents outside of the appraisal are incorrect, all documents (1003, Flood Cert, HO6, and Title) will need to be corrected. Further, we will need the corrected and executed Note + any addendums, the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to borrower and Lender's Letter of Intent to re-record.
															05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810677	xxxxxx	30418258	xxxxxx	04/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent and Appraiser		Reviewer Comment (2024-05-09): Received updated fraud report. Exception cleared.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810677	xxxxxx	30429233	xxxxxx	04/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is listed on the OFAC Sanctions List which is the Guarantor's County of Origin.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-14): Client elects to waive with verified compensation factors. OFAC report in file (pg. 465) lists NO MATCH for any party to the loan, including borrower. The borrower has a xxxxxx visa type R class xxxxxx good through xxxxxx , so they are legally allowed to be in the country			05/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810605	xxxxxx	30419895	xxxxxx	04/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	xxxxxx project is involved in litigation.		xxxxxx Questionaire, xxxxxx, the xxxxxx is involved in active litigation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors. The xxxxxx is Plaintiff and suing xxxxxx for breach of contract and misrepresentation. No financial impact to xxxxxx and the appraiser does not specify any necessary repairs. Reviewer Comment (2024-05-03): Will send to the Investor to advise if waiving is acceptable.			05/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810605	xxxxxx	30429480	xxxxxx	04/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The OA is not executed.		Reviewer Comment (2024-05-02): Executed Ops Agreement provided	05/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808061	xxxxxx	30420752	xxxxxx	04/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-09): Supplement provided	05/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808061	xxxxxx	30425867	xxxxxx	04/26/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Per the 1003, borrower just moved into current primary 1 month ago and previously rented at xxxxxx Provide the 12 months VOR for this property. If from a non-institutional landlord, cancelled checks will be required.	Reviewer Comment (2024-05-15): First Payment letter and 2-24 and 3-24 payments provided for primary.

Reviewer Comment (2024-05-15): Documents were not found in file. Please provide.

Reviewer Comment (2024-05-14): Please review the comments from xxxxxx  This is in regards to the borrower's primary residence vs. the subject property or additional REO property. Corrected 1003 provided and property profile provided reflecting borrower had no ownership and lived rent free at the xxxxxx property. However, the 1003 was also updated to reflect the borrower has lived in the current primary residence on xxxxxx for 4 months now. There is no housing history in file for this property. Provide the VOM along with any cancelled checks, if applicable.

Reviewer Comment (2024-05-13): Corrected 1003 provided and property profile provided reflecting borrower had no ownership and lived rent free on at the xxxxxx property. However, the 1003 was also updated to reflect the borrower has lived in the current primary residence on xxxxxx for 4 months now. There is no housing history in file for this property. Provide the VOM along with any cancelled checks, if applicable.
															05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808061	xxxxxx	30426041	xxxxxx	04/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 reflects borrower is unmarried; however, DOT reflects borrower is married. If borrower is married, provide the corrected 1003; if borrower is unmarried, provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-05-10): Corrected 1003 provided to reflect Married.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808061	xxxxxx	30429682	xxxxxx	04/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.48 is less than Guideline PITIA months reserves of 6.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-01): Verified assets of $61,175.54. Includes funds to close transferred from xxxxxx for $49,128.40 and POCB fee of $1,035. Funds to close for $49,128.40 was backed out of account xxxxxx as funds were transferred after last statement dated xxxxxx . Remaining balance $8,624.63, account xxxxxx $1,387.51, account xxxxxx $56.41 (excluded due to only 1 month in file), EMD $1,000 (EMD cannot be used for reserves).			05/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810741	xxxxxx	30443153	xxxxxx	04/30/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The Guaranty Agreement on page 1 reflects xxxxxx name, together with non-borrowing spouse. xxxxxx is the additional Guarantor and not listed on page 1.		Reviewer Comment (2024-05-06): Received Updated Guarantee agreement.Exception cleared.	05/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30437155	xxxxxx	04/30/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $256,176.21 is less than Cash From Borrower $353,376.58.	Account xxxxxx is not jointly owned by the borrower. In the name of the non-borrowing spouse. Per guidelines, non-borrowing spouse accounts cannot be utilized.		Reviewer Comment (2024-05-06): Received Gift Letters, exception raised for the missing documents.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30437174	xxxxxx	04/30/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Account xxxxxx is not jointly owned by the borrower. In the name of the non-borrowing spouse. Per guidelines, non-borrowing spouse accounts cannot be utilized.		Reviewer Comment (2024-05-06): Received Gift Letters, exception raised for the missing documents.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30437284	xxxxxx	04/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches no run on Settlement Agent		Reviewer Comment (2024-05-02): Received updated fraud report. Exception cleared.	05/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30437961	xxxxxx	04/30/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Addendum to the Note and PPP Rider to the DOT. The loan does not contain a PPP rider to the DOT. Provide the corrected and executed DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-05-01): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30504198	xxxxxx	05/06/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Received Gift Letter in amount of $120,000.00 reflects the date the funds were transferred as xxxxxx . However per the bank statement account xxxxxx reflects the transaction was made on xxxxxx .		Reviewer Comment (2024-05-07): Received source funds reflecting the gift funds was transferred to borrower. Exception cleared.	05/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811587	xxxxxx	30504212	xxxxxx	05/06/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Received gift funds in amount of $100,000.00 is missing the source of funds. Per the gift letter the funds was transferred on xxxxxx .		Reviewer Comment (2024-05-07): Received source funds reflecting the gift funds was transferred to borrower. Exception cleared.	05/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810056	xxxxxx	30442043	xxxxxx	04/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. Mandatory Entity vesting in the state of xxxxxx unless the broker is licensed. Provide the active NMLS number.		Reviewer Comment (2024-05-02): NMLS provided	05/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810056	xxxxxx	30442132	xxxxxx	04/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Listing Real Estate Agent, xxxxxx, is missing,The Selling Real Estate Agent, xxxxxx, is missing, Settlement Agent, xxxxxx, is missing and Appraiser, xxxxxx, is missing.		Reviewer Comment (2024-05-07): Updated fraud report with OFAC and missing participants provided.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809724	xxxxxx	30442492	xxxxxx	04/08/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		As per the hazard insurance proivded policy amount is not covering the loan amount however we need additional coverage amount for the same.		Reviewer Comment (2024-04-24): Received Replacement Cost Estimator covering the shortfall, exception cleared. Reviewer Comment (2024-04-22): Received Hazard insurance document which reflects dwelling amount as xxxxxx and document does not have extended replacement coverage amount. Require extended replacement cost or replacement cost estimator to clear the exception. Exception remains.	04/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809724	xxxxxx	30442493	xxxxxx	04/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2024-04-10): Received Note Addendum - Prepayment in the file. Exception Cleared.	04/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	809724	xxxxxx	30442494	xxxxxx	04/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was completed and dated on xxxxxx is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.		Reviewer Comment (2024-04-18): Received preliminary appraisal report dated xxxxxx in the file. Exception Cleared. Reviewer Comment (2024-04-17): Preliminary appraisal has been received however proof of delivery is missing on file for report dated xxxxxx and xxxxxx . Exception remains.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811119	xxxxxx	30458758	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Page 1 of the appraisal reflects No to FEMA Special Flood Hazard Area, when property is in a xxxxxx. Provide the corrected appraisal.		Reviewer Comment (2024-05-07): Updated appraisal provided	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811119	xxxxxx	30470768	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, personal guaranties must be provided by all members of the entity as well as all credit documents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-06): The investor provided the DD with the 1.2024 lender Accelerator guidelines to review to. If the investor has new guidelines and a re-underwrite is required, both will need to come from the investor.			05/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811754	xxxxxx	30462914	xxxxxx	05/02/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file		Fraud Report and OFAC were not performed on the Settlement Agent.		Reviewer Comment (2024-05-07): Updated fraud report with ofac search provided	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810513	xxxxxx	30468650	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. If the broker holds an active NMLS license, individual vesting is permissible. Provide evidence of licensing.		Reviewer Comment (2024-05-06): License provided	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810513	xxxxxx	30468739	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser, settlement agent or real estate broker.		Reviewer Comment (2024-05-08): Received updated fraud report. Exception cleared. Reviewer Comment (2024-05-08): Provided Fraud Report does not reflect that OFAC Search was run on the Seller. Exception remains.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810593	xxxxxx	30489815	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance Only is not checked. Must be updated by the borrower.		Reviewer Comment (2024-05-23): Received Occupancy Certificate with Refinance Only, Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489185	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines allow for a maximum acreage of 2 acres on DSCR transactions. The appraisal reflects the property has xxxxxx acres. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-04): Client elects to waive with verified compensation factors			05/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489187	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-05-04): Approval provided	05/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489209	xxxxxx	05/03/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per guidelines, first time investors are not allowed on C/O transactions.		Reviewer Comment (2024-05-04): HUDs and leases provided. Guarantor has owned and managed 2 REO properties in the past 36 months through an LLC. Evidence of ownership in business in file.	05/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489522	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing a fraud report for the guarantor, xxxxxx.		Reviewer Comment (2024-05-13): Received Fraud Report for the guarantor, xxxxxx. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489530	xxxxxx	05/03/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC was not checked for the guarantor, xxxxxx.		Reviewer Comment (2024-05-06): OFAC provided Reviewer Comment (2024-05-04): The Fraud Report provided is only for xxxxxx. Need the report and OFAC for xxxxxx.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30489567	xxxxxx	05/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require 12 months of seasoning for a cash out refinance in order to use the current appraised value. The guarantors have owned the property for 11 months at time of the application. The lender used the current appraised value to qualify the loan. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-04): Client elects to waive with verified compensation factors			05/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30490072	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance only is not checked. The borrower must make the correction.		Reviewer Comment (2024-05-21): Received updated Occupancy certificate. Exception Cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810543	xxxxxx	30490081	xxxxxx	05/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for the subject property does not appear on the credit report. VOM, 6 month pay history and payoff provided. Pending receipt of a copy of the Original Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-06): The Security Instrument does not clear this condition. The guidelines are specific in requiring a copy of the original Note. Reviewer Comment (2024-05-04): The document provided is the Loan Agreement. A copy of the original Note is required.			05/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810836	xxxxxx	30469369	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. If the broker holds an active NMLS license, individual vesting is permissible. Provide evidence of licensing.		Reviewer Comment (2024-05-06): License provided	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812501	xxxxxx	30465713	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser xxxxxx; seller xxxxxx.		Reviewer Comment (2024-05-13): Received Ofac search report. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812501	xxxxxx	30465767	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing per guidelines.		Reviewer Comment (2024-05-13): Received Guarantor Agreement. Exception cleared.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812501	xxxxxx	30466871	xxxxxx	05/03/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-05-28): Updated HOI provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812501	xxxxxx	30469319	xxxxxx	05/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The bank statement is in the name of a business. The file does not contain documentation to verify the ownership of the business as required by the guidelines. Usage is limited to the ownership %.		Reviewer Comment (2024-06-03): Ops Agreement provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812509	xxxxxx	30464436	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing per guidelines.		Reviewer Comment (2024-05-13): Received Guarantor Agreement. Exception cleared.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812509	xxxxxx	30464437	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-05-13): Received Certificate of Good Standing. Exception Cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812509	xxxxxx	30464843	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser xxxxxx; seller xxxxxx.		Reviewer Comment (2024-05-13): Received Ofac search report. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812509	xxxxxx	30464898	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note and 1003 reflects the zip code as xxxxxx; however, the USPS website confirms the zip code is xxxxxx. Provide the corrected 1003 and corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2024-06-03): All of the corrected docs were provided. Reviewer Comment (2024-05-28): Received corrected 1003 and Note. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812509	xxxxxx	30464913	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Security Instrument reflects the zip code as xxxxxx; however, the USPS website confirms the zip code is xxxxxx. Provide the corrected and executed Security Instrument + Riders, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-28): The recorded mortgage was provided correcting the zip, however none of the riders were updated with the correct zip. Provide the corrected and executed riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.			05/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30464861	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-05-13): Received Certificate of Good Standing. Exception Cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30464862	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing per guidelines.		Reviewer Comment (2024-05-13): Received Guarantor Agreement. Exception cleared.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30464874	xxxxxx	05/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The bank statement in the file is in a business name and the file does not contain documentation to verify ownership as required by guidelines.		Reviewer Comment (2024-06-03): Ops Agreement provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30464920	xxxxxx	05/03/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-05-28): Updated HOI provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30465039	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser xxxxxx; seller xxxxxx.		Reviewer Comment (2024-05-13): Received Ofac search report. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812528	xxxxxx	30494003	xxxxxx	05/03/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2024-06-03): Invoice provided Reviewer Comment (2024-05-28): The condition is not requesting sufficient coverage but the insurance premium. The premium is not listed on the HOI. Please provide the invoice.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812534	xxxxxx	30465025	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing per guidelines.		Reviewer Comment (2024-05-13): Received Guarantor Agreement. Exception cleared.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812534	xxxxxx	30465065	xxxxxx	05/03/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-05-28): Updated HOI provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812534	xxxxxx	30469465	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser xxxxxx; seller xxxxxx.		Reviewer Comment (2024-05-13): Received Ofac search report. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812534	xxxxxx	30494029	xxxxxx	05/03/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2024-05-28): Invoice provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	807476	xxxxxx	30485024	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow for 100% use of business account with less than 100% ownership in business.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-01): Client elects to waive with verified compensation factors			05/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807476	xxxxxx	30486980	xxxxxx	05/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow for expired DACA EAD card.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-01): Client elects to waive with verified compensation factors			05/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807476	xxxxxx	30489695	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2024-06-03): Received Non-Owner Occupancy Declaration. Exception Cleared. Reviewer Comment (2024-05-10): Received occupancy certificate, however the document is not completely scanned or the header is missing. Please provide a complete scan copy.Exception remains.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810991	xxxxxx	30495316	xxxxxx	05/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The property profile repot for the primary residence reflects two liens for $xxxxxx and $xxxxxx. The release of lien request was provided for the $xxxxxx lien from xxxxxx only.		Reviewer Comment (2024-05-09): Judgment information provided for additional lien. Per guidelines, judgments can remain open if it does not affect tile, borrower is on a repayment plan, payment plan provided, 3 months have lapsed from plan and 3 months recent payments provided. All documents provided and lien is not on subject property.	05/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30475145	xxxxxx	05/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-05-13): 1008 Received. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30475420	xxxxxx	05/06/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-07): Final Title provided	05/07/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30495409	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CD reflects there is a PPP on the loan. However, the PPP addendum to the Note was not provided and the DOT did not include a PPP Rider. Provide the executed PPP addendum to the Note, corrected and executed DOT adding the PPP rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-05-24): The PPP Note Addendum was provided and the PPP to the DOT is not required.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30495479	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Title Report does not reflect Apartment xxxxxx.		Reviewer Comment (2024-05-07): Final Title policy with addition	05/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30495518	xxxxxx	05/06/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. The borrower is not a xxxxxx but a Perm Resident per the documentation in file.		Reviewer Comment (2024-05-08): Updated 1003 provided	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811873	xxxxxx	30513343	xxxxxx	05/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy was provided post-review, however the Entity name does not reflect LLC as reflected on all Entity documents. Further, page 1 of the DOT for vesting also does not reflect LLC. Provide the corrected vesting on both documents, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811439	xxxxxx	30495619	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, the guidelines require a PPP addendum to the Note and PPP Rider to the DOT. There is a PPP Rider in file which appears to be to the Note, however the DOT does not include a PPP rider. Provide the corrected and executed DOT to include the rider, executed rider, LOE to borrower evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-17): Client elects to waive with verified compensation factors			05/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811439	xxxxxx	30548093	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A corrected PPP addendum to the Note was provided reflecting a 60 month term. Provide the LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2024-05-20): Updated tracking per look up reflects in transit and estimated delivery xxxxxx Reviewer Comment (2024-05-17): Received LOE and mailing label. Tracking must reflect at minimum in transit/picked up.	05/20/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485153	xxxxxx	05/06/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the borrower's unexpired passport.		Reviewer Comment (2024-05-10): Passport provided in file. Exception Cleared	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485164	xxxxxx	05/06/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is was not in the address		Reviewer Comment (2024-05-17): Received updated HOI policy. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485165	xxxxxx	05/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx is was not in the address		Reviewer Comment (2024-05-17): Updated flood cert provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485166	xxxxxx	05/06/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-15): Received Title Final with amount of insurance. Exception cleared.	05/15/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485170	xxxxxx	05/06/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2024-05-17): Received Final Settlement Statement signed/stamped by Title. Exception cleared. Reviewer Comment (2024-05-15): The PC-CD is a lender generated document. The final signed/stamped certified settlement statement is required to verify the disbursement date.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30485172	xxxxxx	05/06/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-15): Received Title Final with amount of insurance. Exception cleared.	05/15/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811926	xxxxxx	30488524	xxxxxx	05/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser, settlement agent, or real estate brokers.		Reviewer Comment (2024-05-16): Received OFAC search for Appraiser, Settlement agent and Real Estate Broker. Exception cleared. Reviewer Comment (2024-05-10): Received fraud report however it not run on the appraiser xxxxxx, Settlement agent xxxxxx and real estate broker xxxxxx and xxxxxx. Exception remains.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808123	xxxxxx	30488934	xxxxxx	05/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing per guidelines.		Reviewer Comment (2024-05-13): Received Guarantor Agreement. Exception cleared.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	808123	xxxxxx	30488964	xxxxxx	05/07/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-28): Client elects to waive with verified compensation factors			05/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	808123	xxxxxx	30489164	xxxxxx	05/07/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-28): Updated report provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	808123	xxxxxx	30501421	xxxxxx	05/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-04): Received Certificate of Good Standing. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812901	xxxxxx	30505058	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report and OFAC were not provided for the Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-15): Updated search provided Reviewer Comment (2024-05-13): No new document received. Please try uploading again. Exception remains.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811131	xxxxxx	30496930	xxxxxx	05/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects xxxxxx vs. all other documents which reflect xxxxxx.		Reviewer Comment (2024-05-14): Corrected CDA provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811131	xxxxxx	30505266	xxxxxx	05/08/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal provided has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-05-14): Preclose appraisal provided	05/14/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811131	xxxxxx	30505297	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		The vested party on title prior to deed transfer at closing was a Trust. Provide the Trust Agreement. (Refinance Transaction).		Reviewer Comment (2024-05-14): Cert of trust provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811326	xxxxxx	30497040	xxxxxx	05/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-05-14): FTP provided	05/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811326	xxxxxx	30505777	xxxxxx	05/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a xxxxxx lien on title (item 5) which was not addressed.		Reviewer Comment (2024-05-14): Clear FTP provided Reviewer Comment (2024-05-09): The document from title stating it agrees to provide coverage against the lien is not acceptable. This lien is on title for the subject property and must be satisfied/release. The clear final title policy is required or supplement stating lien will not appear on final title is required.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30493632	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing		Reviewer Comment (2024-05-13): GA provided	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30493653	xxxxxx	05/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The existing loan on the Subject property that is being paid off with the proceeds of the subject refinance has no payment history. Balloon Loan. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-03): Client elects to waive with verified compensation factors			05/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30493671	xxxxxx	05/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow use of appraised value when the ownership seasoning is less than 6 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-03): Client elects to waive with verified compensation factors			05/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30494125	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Appraiser or Settlement Agent.		Reviewer Comment (2024-05-28): Received OFAC search for Settlement agent and Appraiser. Exception cleared.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30494215	xxxxxx	05/08/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 647 is less than Guideline representative FICO score of 680.	Borrower did not meet 12 month ownership requirement and is a considered a First Time Investor. Min FICO of 680 was not met per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-03): Client elects to waive with verified compensation factors			05/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30502502	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement is not executed.		Reviewer Comment (2024-05-13): Executed Agreement provided	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812847	xxxxxx	30502605	xxxxxx	05/08/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-28): Cleared report provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810617	xxxxxx	30504989	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not run on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-13): Updated search provided. Possible result is does not appear to be for the settlement agent on file. ID also provided. Reviewer Comment (2024-05-10): No new document received. Please try uploading again. Exception remains.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30501839	xxxxxx	05/09/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Guidelines require that any Individual Judgments greater than $10,000 or cumulatively greater than $50,000 will need to be resolved. File is missing evidence that the liens/judgments were resolved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower is a seasoned investor owning 3 properties	Reviewer Comment (2024-05-07): The client elects to waive. All items identified are not on the credit reports and > 10 years old. Additionally, no judgments or liens are on the title report.			05/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30512977	xxxxxx	05/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the guidelines, mortgage history must be no more than 1x30x12 and 0x60x12. The guidelines do not specify what mortgage histories are required. A 7 month history was provided for the subject property (acquired xxxxxx). There is an ACH ledger in file for 9 months, however no address was provided. Provide the 12 month history for all financed properties, including primary residence.		Reviewer Comment (2024-05-13): Per investor, they are agreeing to the section of the lender UW discretion to obtain housing history or updated housing history. Requested condition be cleared based on this.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30512986	xxxxxx	05/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Coverage must be in an amount equal to or greater than the lesser of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2024-05-21): Agent LOE verifying coverage A is the cost to rebuild.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30512988	xxxxxx	05/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		2 policies in file reflects xxxxxx and xxxxxx. The property address does not reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower is a seasoned investor owning 3 properties	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): The agent LOE is not acceptable. Further the LOE only addresses the xxxxxx. The document must be updated to match the address of the Note. The investor can elect to waive with verified compensation factors. Reviewer Comment (2024-05-21): The LOE is not acceptable. Further, the LOE only addresses the xxxxxx and does not address Unit xxxxxx.			06/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30513116	xxxxxx	05/09/2024	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines	Per the VOM for an REO property on xxxxxx (concurrent loan), loan has been 3x30x12 in the past 9 months. Per guidelines, loan cannot be no more than 1x30x12 and 0x60x12.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower is a seasoned investor owning 3 properties	Reviewer Comment (2024-05-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-05-15): The updated VOM reduced the mortgage history reviewed. The last VOM stated 9 months reviewed and 3x30x12. This VOM states only 7 months were reviewed and now 1x30x12. The pay history provided also reflects unapplied funds/mortgage payments which support the 3x30x12.

Reviewer Comment (2024-05-13): The VOM reflects 3 - 30 day lates within the past 9 months for the property on xxxxxx. The pay history provided was already in file at time of review and an additional history was provided at time of review which reflects unapplied funds/mortgage payments and late fees.
																	05/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811941	xxxxxx	30513155	xxxxxx	05/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Closing Statement reflects Flood Insurance was escrowed, however the file does not contain flood insurance and the flood cert does not reflect in a flood zone.		Reviewer Comment (2024-05-22): Corrected final signed settlement statement provided Reviewer Comment (2024-05-10): Received the liability policy. A corrected final signed/stamped settlement statement needs to be provided reflecting the correct amount escrowed. The title company can change or add any verbiage on the statement.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810614	xxxxxx	30500487	xxxxxx	05/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser and Settlement Agent.		Reviewer Comment (2024-05-14): Received Updated Fraud report. Exception cleared.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810614	xxxxxx	30512577	xxxxxx	05/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 1/2024 mortgage payment for the borrower's primary residence. DLA is xxxxxx and mortgages must be current within 45 days of application date.		Reviewer Comment (2024-05-17): Received Credit Report with DLA xxxxxx 24. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810614	xxxxxx	30512602	xxxxxx	05/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Prior to transfer at closing, property was vested in an LLC. Provide evidence of ownership in this LLC. (Refinance).		Reviewer Comment (2024-05-14): Evidence of ownership in LLC provided	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810856	xxxxxx	30500698	xxxxxx	05/09/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Mixed Use		The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-07): Client elects to waive			05/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810856	xxxxxx	30512688	xxxxxx	05/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower and non-borrowing spouse. Third party listed on title currently.		Reviewer Comment (2024-05-13): Deed provided Reviewer Comment (2024-05-13): No new document received. Please try uploading again. Exception remains.	05/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810144	xxxxxx	30501584	xxxxxx	05/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent. Individual name must be run and verified.		Reviewer Comment (2024-05-21): Received OFAC search for Settlement agent. Exception cleared. Reviewer Comment (2024-05-16): Provided CD reflects Settlement agent name as "Closing Agent". Fraud Report and OFAC were not performed on the Settlement Agent. Exception remains.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812682	xxxxxx	30506330	xxxxxx	05/10/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Per the guidelines, if a property is listed for sale, the listing must be cancelled prior to the note date. Per the appraisal subject property was cancelled on xxxxxx and the Note date is xxxxxx , listing was not cancelled prior to the Note date.		Reviewer Comment (2024-05-21): Updated appraisal provided Reviewer Comment (2024-05-16): The appraisal still reflects cancelled on xxxxxx The cancellation must take place prior the Note date per guidelines, therefore if the the listing was removed and not cancelled until xxxxxx, the investor will need to consider waiving with verified compensation factors. Reviewer Comment (2024-05-14): Listing received which reflects cancelled and last change was xxxxxx . Provide the corrected appraisal with correct cancelled date.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30513063	xxxxxx	05/13/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-17): FTP provided	05/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30515054	xxxxxx	05/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance reflects A-B on property address		Reviewer Comment (2024-05-28): Updated HOI provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30516685	xxxxxx	05/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Per the Guidelines, if the most recent transaction on the property was a cash-out refinance within the last 6 months, the new mortgage is not eligible as a rate/term and must proceed as a cash-out refinance. Cash out refinance was on xxxxxx ; therefore, ineligible for a rate/term. Lender exception in the file. Investor must approve.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-29): Client elects to waive with verified compensation factors			05/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30516726	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC report not run on Settlement Agent. Fraud Report reflects xxxxxx.		Reviewer Comment (2024-05-29): Received OFAC search for Settlement agent. Exception cleared.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30516748	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two mortgages on title, however only 1 was paid off through closing.		Reviewer Comment (2024-05-17): Clear FTP provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30516762	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Vesting subject to 7 and 8 which requires a deed of conveyance from the LLC to the individual from 2017 and deed from the individual to the Trust from 2017.		Reviewer Comment (2024-05-17): Clear FTP provided. Deeds no longer required.	05/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810769	xxxxxx	30516769	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title was previously vested in a Trust, so the Trust Agreement is required to determine seasoning.		Reviewer Comment (2024-05-24): The Trust Agreement is in the file Reviewer Comment (2024-05-21): The supplement does not clear this condition. Evidence of ownership in the xxxxxx is required to verify seasoning requirements were met.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	811104	xxxxxx	30511747	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent.		Reviewer Comment (2024-05-20): Received updated Fraud report. Exception cleared.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811104	xxxxxx	30511788	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-05-20): Received ACH information form. Exception cleared.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30512352	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-05-15): Ops Agreement provided	05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30515017	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003, Note + addendums, DOT + Riders, Appraisal, Borrower HOI, and Title reflect the city as xxxxxx. The CDA, General Liability Blanket HOI, Borrower Flood Insurance Policy and Flood Certificate reflect xxxxxx. Per the USPS, the city is xxxxxx. Provide the corrected documents (Note + addendums and DOT + Riders need to be re-executed), LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-05): The client elects to waive			06/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30515053	xxxxxx	05/13/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, if the mortgage lien does not report on credit, additional documents are required. VOM is in file for the primary residence with xxxxxx. Pending receipt of copy of the original Note and 6 months pay history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-15): Pay history provided. Pending receipt of a copy of the original Note. Note in file is for xxxxxx with xxxxxx. Need original Note from xxxxxx.			05/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30516206	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud Report and OFAC searches were not provided to all parties on the transition as required by guidelines. Only provided for the Guarantor. Transaction participants must be included in the fraud report as follows: Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.	Reviewer Comment (2024-05-30): Additional searches provided

Reviewer Comment (2024-05-28): Fraud and OFAC searches were provided for the listing agent, xxxxxx and xxxxxx. The OFACs were only provided for the Appraiser, xxxxxx and Loan Officer, xxxxxx. A fraud search is also required.

Reviewer Comment (2024-05-23): Searches were not provide for all parties 1) OFAC searches were only provided for Appraiser, xxxxxx and Loan Officer, xxxxxx. A fraud search (LDP/GSA) search needs to be performed on these two individuals. 2) The Fraud and OFAC were not performed on the listing agent, xxxxxx and xxxxxx.

Reviewer Comment (2024-05-17): Fraud Report and OFAC searches are provided for Loan Officer, Appraisers. Transaction participants must be included in the fraud report as follows: Property Sellers, Brokers, Real Estate Agents, Settlement Agents. Exception remains.

Reviewer Comment (2024-05-15): The same fraud report was provided that was previously provided. Please review the original condition. Fraud Report and OFAC searches were not provided to all parties on the transition as required by guidelines. Only provided for the Guarantor. Transaction participants must be included in the fraud report as follows: Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.
															05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30516310	xxxxxx	05/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-21): he increased flood coverage took effect xxxxxx which is post-close and not acceptable. Reviewer Comment (2024-05-15): The replacement cost on the flood policy is not accurate. The lender provided an RCE which reflects the replacement cost for the dwelling which is xxxxxx			05/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811315	xxxxxx	30516340	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	Provide the Blanket HOA. Policy in file for the HOA is General Liability only and does not include any property or flood coverage.	Reviewer Comment (2024-05-29): HOA cert reflects N/A to blanket policy.

Reviewer Comment (2024-05-21): The same documents were provided that were previously provided. Please review the original condition. The property loan amount is xxxxxx and the appraised value of the property is xxxxxx. The lender provided an RCE which reflects xxxxxx, which is the replacement cost value for the property. The flood insurance reflecting replacement cost xxxxxx when we have an RCE in file which reflects xxxxxx appears to be inaccurate. The Blanket provided does not cover property. It is just a Cert of Liability with no flood coverage. The increased flood coverage took effect xxxxxx which is post-close and not acceptable.

Reviewer Comment (2024-05-15): The same documents were provided that were previously provided. Please review the original condition. Provide the Blanket HOA. Policy in file for the HOA is General Liability only and does not include any property or flood coverage, which the borrower's individual policy is short.
															05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813348	xxxxxx	30516348	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-16): Received updated Fraud report. Exception cleared. Reviewer Comment (2024-05-14): The Fraud report was reviewed in file that is on pages 136-156, however please review the original condition. Fraud and OFAC not run on Settlement Agent, xxxxxx. Condition remains.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813348	xxxxxx	30516358	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Prepayment Addendum to the Note does not reflect Trust and Trustee. Only reflects the individual name.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-08): Client elects to waive			05/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813348	xxxxxx	30516368	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, a PPP addendum to the Note and PPP Rider to the DOT is required. The DOT does not contain a PPP rider to the DOT nor executed PPP rider provided. Provide the corrected and executed DOT, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): The client elects to waive. Reviewer Comment (2024-05-14): Per the investor guidelines, a PPP addendum to to the Note and PPP rider to the DOT is required.			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809982	xxxxxx	30513199	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-05-15): Received Business Purpose Certificate. Exception Cleared.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809130	xxxxxx	30508602	xxxxxx	03/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested to all a Non Arms Lenght Transaction borrower is owner of NAFC (submitting Correspondent).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-03-27): Client elects to down grade and waive using compensating factors FICO is 740 vs the minimum of 640 Over 197 months reserves vs the minimum of 3			03/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809130	xxxxxx	30508603	xxxxxx	03/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		HOA Questionnaire is missing in file.		Reviewer Comment (2024-04-23): HOA Questionnaire provided, cleared. Reviewer Comment (2024-04-08): Budget provided, missing questionnaire	04/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809130	xxxxxx	30508605	xxxxxx	03/27/2024	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: xxxxxx	Missing subject lease agreement. Guidelines require properties being refinanced to be currently leased.		Reviewer Comment (2024-04-04): Lease agreement is provided and the same has been associated. Exception cleared.	04/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809130	xxxxxx	30508606	xxxxxx	03/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing the executed operating agreement for, xxxxxx.		Reviewer Comment (2024-04-11): Executed agreement provided Reviewer Comment (2024-04-04): Provided Operating Agreement is not executed. Exception remains.	04/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812831	xxxxxx	30516585	xxxxxx	05/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Status is Step Opt xxxxxx xxxxxx ; She Provided xxxxxx for H1B registration selection only. Investor Exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-09): Client elects to waive with verified compensation factors. EAD is in the file.			05/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812831	xxxxxx	30516819	xxxxxx	05/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-05-16): Received OFAC search for Settlement agent. Exception cleared.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812831	xxxxxx	30526271	xxxxxx	05/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed PPP addendum to the Note in file with a 5% prepaid amount, however the continuing date is the first payment date of the Note. The CD does not reflect a PPP. If there is no PPP on the file, provide the LOE to borrower and evidence of delivery to borrower reflecting there isn't a PPP. If there is a PPP on the file, additional conditions will apply.		Reviewer Comment (2024-05-20): Tracking status updated to in transit with expected delivery of xxxxxx Reviewer Comment (2024-05-17): The status was updated but not to in transit. Status of On the Way/Picked Up is in transit. Reviewer Comment (2024-05-16): LOE reflecting no PPP on the loan file and mailing label provided. Tracking verifies label created only. Must reflect "in transit" at minimum.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812811	xxxxxx	30516723	xxxxxx	05/14/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-05-17): Updated commitment provided	05/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812811	xxxxxx	30516876	xxxxxx	05/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. If the broker holds an active NMLS license, individual vesting is permissible. Provide evidence of licensing.		Reviewer Comment (2024-05-17): NMLS license provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812809	xxxxxx	30526543	xxxxxx	05/14/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2024-05-23): Received Spousal Consent, Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810076	xxxxxx	30516692	xxxxxx	05/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien on the subject property is not reported on the credit report. Payoff and payment history provided. Provide the VOM and copy of the original Note.		Reviewer Comment (2024-06-17): Received VOM and copy of the original Note. Exception cleared. Reviewer Comment (2024-05-23): Received VOM. Provide copy of the Original Note. Exception remains.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810076	xxxxxx	30517103	xxxxxx	05/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the loan to be qualified on the lower of the current appraised value or the property’s purchase price plus documented improvements when the property has been owned for less than 12 months but greater than 6 months. The property has been owned since xxxxxx and the closed on xxxxxx ; therefore, the property has been owned less than 12 months. The file does not contain any documentation to verify the improvements; therefore, should have been qualified on the original purchase price of $xxxxxx; however, the loan was qualified on the appraised value of $xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810076	xxxxxx	30517194	xxxxxx	05/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Corporate Resolution provided in the file is not signed by the additional member of the business entity.		Reviewer Comment (2024-05-23): Operating Agreement provided, which is acceptable per guidelines to reflect authority, and the Guarantor is the only member with 100% ownership. The corporate resolution is not required and can be utilized in lieu of.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810076	xxxxxx	30517216	xxxxxx	05/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser, xxxxxx.		Reviewer Comment (2024-05-23): Received OFAC search for Settlement agent. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812807	xxxxxx	30522007	xxxxxx	05/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx and Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-17): Received updated Fraud report. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812807	xxxxxx	30522156	xxxxxx	05/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note + addendums, DOT+ Riders and 1003 reflect zip xxxxxx in the address. All other documents reflect xxxxxx in the address. Per a lookup of the USPS.com, the address is xxxxxx. Provide the corrected 1003, executed and corrected Note + addendums and DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of intent to Re-Record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-04): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-03): Received corrected 1003, corrected and executed Note, and LOE to borrower. Pending receipt of corrected and executed DOT + Riders, evidence of delivery to the borrower and lender's letter of intent to re-record.			06/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812868	xxxxxx	30529758	xxxxxx	05/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Provide the lease agreement for xxxxxx (Unit xxxxxx). Appraisal reflects both units are occupied.	Reviewer Comment (2024-05-29): Additional lease provided. Per guidelines, a lease converted to month to month is allowed with 2 months rent receipt. Per guidelines, if 2 months rent receipt cannot be provided, unit can be considered vacant and qualified as such. Loan qualifies with xxxxxx vacant unit.

Reviewer Comment (2024-05-24): Received only one month rent receipt. Provide one more month rent receipt. Exception remains.

Reviewer Comment (2024-05-21): As per letter lease is converted month to month. Provide 2 months of current rent receipt. Exception remains.

Reviewer Comment (2024-05-16): The document was already provided for Unit xxxxxx. Provide Lease agreement for xxxxxx unit. Exception remains.
															05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812868	xxxxxx	30529777	xxxxxx	05/15/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $565,133.36 is greater than Guideline total cash-out of $500,000.00.	Investor exception in file as seeking exception to exceed max cash out of 500k.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-10): Client elects to waive with verified compensation factors			05/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812868	xxxxxx	30529816	xxxxxx	05/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provided Fraud Report does not reflect that OFAC Search was run on the Settlement agent xxxxxx.		Reviewer Comment (2024-05-16): Received OFAC search for Settlement agent. Exception cleared. Reviewer Comment (2024-05-15): Received fraud report however Ofac search was not run on the settlement agent xxxxxx.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812868	xxxxxx	30529838	xxxxxx	05/15/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		FL overlays: Policy does not reflect 100% replacement cost or similar verbiage.		Reviewer Comment (2024-05-17): Checklist of coverage with replacement cost verbiage reflected along with agent LOE Reviewer Comment (2024-05-15): The agent LOE does not indicate to what property is being discussed and states that options coverage coverage can be obtained. The LOE states an RCE was pulled and it was attached to the email. The agent stated information on the original was incorrect.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811288	xxxxxx	30531866	xxxxxx	05/15/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Subject property located in xxxxxx Area. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors			05/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	811288	xxxxxx	30543546	xxxxxx	05/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, xxxxxx can only be utilized on purchase transactions. The guidelines require the 12 month lookback for the borrower on STR @ 75% usage. It should be further noted, guidelines require xxxxxx report to disclose a minimum 60% Occupancy rate. Report in file disclosed a rate of 53%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-16): Lender would like to waive. Assigned to investor.			05/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	811288	xxxxxx	30544933	xxxxxx	05/15/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-13): Client elects to waive			05/13/2024	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No
xxxxxx	809775	xxxxxx	30529915	xxxxxx	05/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Property is Tenant occupied as per appraisal.		Reviewer Comment (2024-05-17): Received Lease agreement exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809775	xxxxxx	30545153	xxxxxx	05/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Prior to transfer at closing, title was vested in an LLC. Provide evidence of ownership in the LLC (Refinance).		Reviewer Comment (2024-05-17): Evidence of ownership provided Reviewer Comment (2024-05-17): The documents provided do not verify an owner. Anyone can be an agent to file the Articles. Provide evidence the borrower is an owner of the company.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812799	xxxxxx	30543836	xxxxxx	05/16/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-17): Received Title Final with updated amount. Exception Cleared.	05/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812799	xxxxxx	30543860	xxxxxx	05/16/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum FICO for an escrow waiver. Investor Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-13): Client elects to waive with verified compensation factors			05/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812799	xxxxxx	30543861	xxxxxx	05/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-20): FTP provided	05/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812799	xxxxxx	30544171	xxxxxx	05/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx.		Reviewer Comment (2024-05-17): Received updated Fraud report. Exception cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812799	xxxxxx	30545506	xxxxxx	05/16/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Final 1003 reflects the borrower rents, however per the VOR and lender attestation, the borrower lives rent free with his son xxxxxx Provide the corrected 1003.		Reviewer Comment (2024-05-21): Updated 1003 provided Reviewer Comment (2024-05-20): Provide all pages of the corrected 1003. Only 1 page was provided.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810801	xxxxxx	30529841	xxxxxx	05/03/2024	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx		Reviewer Comment (2024-05-09): Received Hazard insurance policy with Expiration date xxxxxx . Exception cleared.	05/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810801	xxxxxx	30529843	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is missing		Reviewer Comment (2024-05-08): Received Articles of Organization. Exception Cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810801	xxxxxx	30529845	xxxxxx	05/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Note loan amount of $xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-05-09): Client elects to waive with compensating factors.			05/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810801	xxxxxx	30529846	xxxxxx	05/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		File is missing the prepayment penalty note addendum.		Reviewer Comment (2024-05-08): Received Prepayment penalty note addendum. Exception Cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	810801	xxxxxx	30529847	xxxxxx	05/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Borrower is showing a large deposit of $161,916.10 on xxxxxx into account ending 5989. The source of those funds is missing.		Reviewer Comment (2024-05-08): Received Closing statement. Exception Cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30546682	xxxxxx	05/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors			06/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30546764	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-05-23): Received Title Commitment document. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30546770	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-05-24): The HOI policy was provided.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30551003	xxxxxx	05/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the subject property mortgage payments for 1/2024 & 2/2024, and evidence of the primary residence mortgage payments for 2/2024. Mortgage history must be current within 45 days of application date.		Reviewer Comment (2024-05-24): A credit fresh report was provided reflecting all mortgages are current through March 2024	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30551092	xxxxxx	05/17/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-24): xxxxxx report addressing the red flags was provided.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810626	xxxxxx	30704448	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-07-01): Client elects to waive. PDI received dated xxxxxx : No Damage Reviewer Comment (2024-06-17): Per guidelines, if a 1004D is being provided, it must be by the original appraiser for the disaster inspection. Further, the 442 does not have the date of inspection completed nor is the information on page 1 at the top completed (reflects N/A for multiple fields).			07/01/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813576	xxxxxx	30548047	xxxxxx	05/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied.		Reviewer Comment (2024-05-21): Received 3 months current receipt. Exception Cleared. Reviewer Comment (2024-05-20): Provided lease agreement is expired. Provided extension of lease or current 2 months of receipt. Exception remains.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813576	xxxxxx	30548122	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx and Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-22): Received OFAC search for Settlement agent and Appraiser Exception cleared. Reviewer Comment (2024-05-21): Fraud and OFAC searches not run on Appraiser, xxxxxx on provided Fraud Report. Exception remains. Reviewer Comment (2024-05-17): Received fraud report however its not run on the Appraiser and Settlement agent.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813576	xxxxxx	30553755	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-05-20): Received Approval. Exception Cleared.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812998	xxxxxx	30553808	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC run not provided for the Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-21): Updated fraud report provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812998	xxxxxx	30553882	xxxxxx	05/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx executed the Guarantor Agreement, however credit documents were not provided for this individual (1003, credit report, fraud report, OFAC, ID, VOM for primary, etc).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors			05/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811388	xxxxxx	30557406	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-05-17): Received HOI policy. Exception Cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811388	xxxxxx	30559108	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the Loan Officer xxxxxx, Buyer's Agent xxxxxx, Seller's Agent xxxxxx, and Settlement Agent xxxxxx.		Reviewer Comment (2024-05-20): Received updated Fraud report. Exception cleared.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811388	xxxxxx	30810273	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Post Review- New PPP to the Note and DOT provided. Provide the corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-06-27): All required documents were provided.	06/27/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811776	xxxxxx	30546117	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent, xxxxxx.		Reviewer Comment (2024-05-21): Updated fraud report provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811776	xxxxxx	30553317	xxxxxx	05/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. 80% of the estimated cost new on the appraisal is $xxxxxx. Provide the RCE.		Reviewer Comment (2024-05-28): Updated HOI with 80% coverage provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813315	xxxxxx	30553109	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Penalty Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to borrower, evidence of delivery to borrower, and Lender's Letter of Intent to Re-Record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813315	xxxxxx	30553232	xxxxxx	05/20/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.				Reviewer Comment (2024-05-22): Received updated HOI policy with policy number and corrected address. Exception cleared.	05/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813315	xxxxxx	30553266	xxxxxx	05/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Provided HOI reflects city as "xxxxxx" V/S Note reflects "xxxxxx"		Reviewer Comment (2024-05-22): Received updated HOI policy with policy number and corrected address. Exception cleared.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813315	xxxxxx	30553271	xxxxxx	05/20/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Provided Flood Certificate reflects city as "xxxxxx" V/S Note reflects "xxxxxx"		Reviewer Comment (2024-05-22): Updated flood cert provided	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30553468	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing.		Reviewer Comment (2024-06-06): Received Guarantor Agreement. Exception cleared.	06/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30553508	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-05-23): Received Fraud Report. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30553510	xxxxxx	05/20/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-05-23): Received Fraud Report. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30553715	xxxxxx	05/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The lien on the borrower's primary residence is not reported on the credit report. Pay History provided. Provide the VOM and copy of the original Note with xxxxxx. Appears loan with xxxxxx was refinanced and balance on mortgage statement increased.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-19): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-13): Release provide for xxxxxx. Please review the xxxxxx mortgage statement from 4/2023. Original xxxxxx mortgage was $xxxxxx. The xxxxxx statement from 4/2023 reflects a outstanding balance of xxxxxx. The investor is the one who requested this condition be added.

Reviewer Comment (2024-06-12): The same documents were provided that were in file at time of review. This is not in question to an increased mortgage payment but an increased mortgage balance. Per the property profile report, a lien with xxxxxx was taken out on xxxxxx for $xxxxxx and another lien taken out with xxxxxx on xxxxxx for $xxxxxx Both liens total xxxxxx. There is no documentation in file for the xxxxxx account and there is no documentation in file that supports the xxxxxx and xxxxxx lien transferred to xxxxxx and then to xxxxxx. Provide the transfer letters to support. Provide evidence the xxxxxx lien is paid in full and closed and provide the transfer letters from xxxxxx to xxxxxx to xxxxxx.
																	06/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30553788	xxxxxx	05/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage provided is insufficient in amount of xxxxxx. Please provide increased HOI coverage dated prior to closing or Replacement Cost Estimator.		Reviewer Comment (2024-05-28): RCE provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30554146	xxxxxx	05/20/2024	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines		The subject has xxxxxx acres; per guidelines 2 is the maxumum allowable. Investor Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30554195	xxxxxx	05/20/2024	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines		Subject is zoned xxxxxx and ineligible per guidelines. Investor Exception in the file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30560493	xxxxxx	05/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Provide the 2 months rent receipt for the ADU (Lease is for both dwelling and ADU) for $7,500 as required per guidelines on refinances when ADU income is being utilized.		Reviewer Comment (2024-06-07): Rent receipts provided Reviewer Comment (2024-05-28): Please provide the evidence if the deposit are rent receipts. Exception remains. Reviewer Comment (2024-05-23): Provided Bank Statement reflects the deposit amount of $7,500. Please provide the evidence if this deposit are the rent receipts. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30560521	xxxxxx	05/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Zoning Compliance is Legal Non-Conforming (grandfather use). Per guidelines, for properties with ADU, the Zoning compliance must be Legal.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-24): The client elects to waive.			05/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810840	xxxxxx	30560756	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance Only is not checked. Must be checked by the borrower.		Reviewer Comment (2024-05-23): Received Occupancy Certificate with Refinance Only, Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812587	xxxxxx	30555373	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-05-21): BP cert provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808763	xxxxxx	30561440	xxxxxx	05/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor agreement, however no documents were provided for this individual (application, ID, fraud report, OFAC, credit report, VOM, etc).	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	808763	xxxxxx	30562133	xxxxxx	05/20/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects the county as xxxxxx. Please provide corrected 1025 to reflect the County as xxxxxx.		Reviewer Comment (2024-06-03): Updated appraisal provided	06/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	806342	xxxxxx	30562220	xxxxxx	05/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A PPP addendum to the Note, a PPP rider to the DOT, and Final CD all reflect a PPP of 0. If there isn't a PPP on the file, provide the corrected and executed DOT to exclude the PPP rider, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. If there is a PPP on the file, provide all the corrected and executed documents, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-06-03): Corrected documents provided along with LOE, LOI and evidence of delivery.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806342	xxxxxx	30562237	xxxxxx	05/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the subject property does not appear on the credit report. Payoff, pay history and copy of the original Note were provided. Provide the VOM.		Reviewer Comment (2024-05-24): What was provided satisfies the requirement of the guidelines for VOM. Reviewer Comment (2024-05-22): Provided VOM does not contain number of lates in last 12 months and origination date. Exception remains. Reviewer Comment (2024-05-21): Received same document which was already provided. Provide the VOM for the subject property. Exception remains.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806342	xxxxxx	30562256	xxxxxx	05/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 442 is marked yes to have improvements been completed, however comments reflect property is 95% completed per approved plans.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors. Certificate of Completion in file			05/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	806342	xxxxxx	30562277	xxxxxx	05/20/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The Flood Insurance does not reflect the mortgagee + ISAOA.		Reviewer Comment (2024-05-21): Updated flood cert provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810426	xxxxxx	30553885	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent, xxxxxx.		Reviewer Comment (2024-05-21): Updated fraud report provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30561406	xxxxxx	05/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard policy reflects coverage of xxxxxx. The appraisal does not provide the estimate cost new. The file does not contain a replacement cost estimator. The note amount is $xxxxxx. Therefore, the coverage is short $15,000 (to cover loan amount).		Reviewer Comment (2024-05-28): Dec endorsement page provided with ext replacement cost coverage up to 20% of the dwelling. Code matches endorsements on policy. Reviewer Comment (2024-05-21): The document provided is not acceptable as it does not reference a property address or policy number this is tied too.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30561423	xxxxxx	05/20/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower has owned the subject property for less than 1 year and the mortgage on the credit report for an additional property has only been opened since xxxxxx 23; therefore, borrower is considered a First Time Investor. Borrower does not meet the First Time Investor requirements as the borrower lives rent free and does not own their primary residence for at least 1-year. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30565447	xxxxxx	05/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file contains an EAD card for the borrower; however, it expires within 6 months of the application and is pending asylum status. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30565545	xxxxxx	05/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require ownership less than 1 year but at least 6 months to be qualified using the lower of the current appraised value or the property’s purchase price plus documented improvements. The lender used the higher appraised value to qualify the loan. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30565990	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report and OFAC runs were not performed on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-21): Updated fraud report provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30566053	xxxxxx	05/20/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		C/O transactions are not allowed on First Time Investors. The original loan to purchase the property was $xxxxxx. Based on the payment history, the borrower took out an additional xxxxxx from the loan. Refinance of a previous loan that provided cash out, as measured from the previous note date to the application date, and is seasoned less than 12-months, will be considered a cash out refinance. Investor exception only addresses rent free, seasoning and EAD. This would be considered a separate exception.		Reviewer Comment (2024-05-28): Title provided and evidence of ownership in LLC for additional owned REO property for 1+ years. Considered an experienced investor.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30566068	xxxxxx	05/20/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final application reflects the borrower as a xxxxxx; however, the file contains an EAD card and Social Security card that indicates the borrower is a Non-Permanent Resident Alien. An updated 1003 is required.		Reviewer Comment (2024-05-21): Updated 1003 provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812608	xxxxxx	30566112	xxxxxx	05/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Transaction is ineligible if there has been a prior cash-out transaction within the past six (6) months. The original loan to purchase the property was xxxxxx. Based on the payment history, the borrower took out an additional xxxxxx from the loan. Refinance of a previous loan that provided cash out, as measured from the previous note date to the application date, and is seasoned less than 12-months, will be considered a cash out refinance. Investor exception only addresses rent free, seasoning and EAD. This would be considered a separate exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-29): The client elects to waive. Reviewer Comment (2024-05-29): Please review the original exception. Seasoning exception is separate from this exception. Seasoning to utilize appraised value vs. purchase price is not the same as the transaction is ineligible for cashout due to a cash out transaction occurred within the past 6 months.			05/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811723	xxxxxx	30566311	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Certification reflects the borrower's primary address as the security instrument address. Provide corrected certification to reflect the subject property address.		Reviewer Comment (2024-05-31): Received Business Purpose Certificate. Exception Cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810510	xxxxxx	30562326	xxxxxx	05/21/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal report did not disclose xxxxxx as part of the address.		Reviewer Comment (2024-05-28): Updated appraisal provided Reviewer Comment (2024-05-23): The same appraisal was provided that was in file at time of review. The appraisal does not reflect the correct address. Page 1 reflects xxxxxx to match the Note.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810510	xxxxxx	30566784	xxxxxx	05/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The DOT + Riders do not reflect the Entity name only as the signature. Should reflect Entity by Guarantor. The Guarantor print name was not provided. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Reviewer Comment (2024-05-30): Email attestation that package for delivery will be picked up today by xxxxxx.

Reviewer Comment (2024-05-30): The only additional item requested was the evidence of mailing. The lender has provided a xxxxxx label. Tracking reflects label created only. Must reflect at minimum, in transit.

Reviewer Comment (2024-05-29): Received email confirmation from investor on acceptance of altered DOT+ Riders, LOE to borrower, envelope for mailing, and Lender's letter of intent to re-record. Pending receipt of evidence of delivery to the borrower. Provide the USPS.com tracking, LOE from borrower on delivered documents, or lender's attestation stating exactly what documents were mailed to the borrower and when.

Reviewer Comment (2024-05-23): The same DOT was provided with the Guarantor name typed in on the already existing DOT + Riders. Documents were not re-executed. 1) Investor will need to advise if they are accepting the altered DOT 2) The LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record was not provided.
															05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810510	xxxxxx	30566855	xxxxxx	05/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowing Certificate is missing the lender's name (Seller).		Reviewer Comment (2024-05-23): Updated Borrowing Cert provided	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813218	xxxxxx	30565345	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-05-28): Received OFAC search for Settlement agent. Exception cleared.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812677	xxxxxx	30562364	xxxxxx	05/21/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Disclosure reflects insured coverage for at least 100% of the estimated replacement cost, however the RCE was not provided. Provide the RCE.		Reviewer Comment (2024-06-11): Per client, taking letter from insurance agent regarding Option ID coverage which is at least equal to 100% of the estimated replacement cost without the RCE being provided. Reviewer Comment (2024-05-23): Received document which was already available in file. Please provide the document which was requested on the original condition. Exception remains. Reviewer Comment (2024-05-22): Verbiage is not acceptable for OR. The RCE must be provided.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812677	xxxxxx	30567127	xxxxxx	05/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the subject does not report on the credit report. Copy of the Note, pay history and payoff provided. Pending receipt of the VOM.		Reviewer Comment (2024-06-10): Received VOM. Exception cleared. Reviewer Comment (2024-05-28): Document not provided. Exception remains. Reviewer Comment (2024-05-23): Received document which was already available in file. Please provide the document which was requested on the original condition. Exception remains.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812677	xxxxxx	30567145	xxxxxx	05/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing copy of note for mortgage on primary residence that is not reporting on the credit report. VOM and pay history in file. Investor exception in file.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811653	xxxxxx	30563029	xxxxxx	05/21/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-30): Additional clearance docs provided Reviewer Comment (2024-05-28): The high risk red flag for the SSN was not addressed.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811653	xxxxxx	30563066	xxxxxx	05/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of the ownership and ownership % in xxxxxx and xxxxxx. Asset usage limited to the % owned.		Reviewer Comment (2024-05-23): Received Letter from Attorney reflecting ownership of businesses. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811653	xxxxxx	30567400	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Blanket Policy does not reflect the subject property address.		Reviewer Comment (2024-05-28): Received Blanket Policy which reflects the subject property address. Exception cleare.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811512	xxxxxx	30567459	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not performed on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-25): Updated fraud report provided	05/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811846	xxxxxx	30567797	xxxxxx	05/22/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception in file as 6 months cancelled checks not provided to establish payment history on a private party verification of rent, however comp factors are incorrect. Credit score is not 30+ points above the minimum. Minimum score of 680 for I/O loan.	Experienced Investor owns and manages 1 or more properties for 12 months. Credit Score 10+ points above the minimum	Reviewer Comment (2024-05-28): Client elects to waive with verified compensation factors			05/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811846	xxxxxx	30574743	xxxxxx	05/22/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2024-06-05): Received Spousal Consent. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811846	xxxxxx	30599090	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-06-03): Client elects to waive. PDI received dated xxxxxx: No Damage.			06/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30568632	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be executed at closing		Reviewer Comment (2024-06-18): Guarantor Agreement Provided in File. Exception Cleared.	06/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30568633	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-05-28): Final SS provided	05/28/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30568712	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-05-28): Updated fraud report provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30568720	xxxxxx	05/22/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-05-28): Title supplement provided	05/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30568726	xxxxxx	05/22/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI does not cover at minimum the loan amount. RCE not provided.		Reviewer Comment (2024-06-03): State required messages dec page provided reflecting coverage A is based on the estimated cost to rebuild. Reviewer Comment (2024-05-28): The policy does not reflect guaranteed replacement cost coverage as well as the dwelling amount does not cover the loan amount. Dwelling coverage is xxxxxx. Loan amount is xxxxxx.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30574776	xxxxxx	05/22/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003''s on page 1 do not reflect the current primary address.		Reviewer Comment (2024-06-03): Updated 1003's provided Reviewer Comment (2024-05-28): The 1003 for Bernard still does not reflect the current primary address on page 1.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30574780	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Occupancy Certification does not have Refinance Only checked.		Reviewer Comment (2024-05-31): Non-Owner Occupancy Declaration received. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812871	xxxxxx	30685987	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-03): Client elects to waive			06/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813466	xxxxxx	30568710	xxxxxx	05/22/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-28): Clearance LOE provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811095	xxxxxx	30562574	xxxxxx	04/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested and approved with compensating factors for a Loan Amount < 400K on xxxxxx Program. Comp Factors included DSCR > 1.00 and high amount of Reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-04-23): Client elects to waive with compensating factors.			04/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	812906	xxxxxx	30562575	xxxxxx	05/08/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		2nd page of Rider - 1-4 Family is missing. Require a complete Rider - 1-4 Family document.		Reviewer Comment (2024-05-10): 1-4 Family Rider received. Exception Cleared.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	807074	xxxxxx	30563954	xxxxxx	04/05/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The ID documentation (license, passport, Visa) does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.		The Guarantor's Driver's License in the file reflects the subject property as their current address and the initial Appraisal completed on xxxxxx indicates the subject property is owner occupied but was later changed to tenant occupied. The file contains a letter of explanation from the Guarantor indicating that the property was leased to a relative for a short term lease to affect some repairs and is recently xxxxxx leased to an arms length tenant. Copy of leases in the file but no evidence of receipt of security deposits or rent from most recent or prior leases provided.		Reviewer Comment (2024-05-10): LOX and rent receipts received showing evidence the primary is also being rented, cleared exception. Reviewer Comment (2024-04-29): The monthly rent is $1950. The bank statement provided dated xxxxxx does not confirm a monthly amount of $1950. Reviewer Comment (2024-04-22): Please provide a copy of page 4 where it says on the lease the xxxxxx payment.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813929	xxxxxx	30584178	xxxxxx	05/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for the subject property does not appear on the credit report. VOM, pay history and Note provided. Provide a copy of the payoff.		Reviewer Comment (2024-05-29): Payoff demand provided Reviewer Comment (2024-05-28): Provided document was already in file. Please provide document requested on the original condition. Exception remains.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812876	xxxxxx	30584366	xxxxxx	05/23/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxxCredit Report: Original // Public Record Type: Judgments / Balance: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-20): Client elects to waive. No judgment on title or credit report and > 6 years old			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	813089	xxxxxx	30574713	xxxxxx	05/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-30): FTP provided	05/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813089	xxxxxx	30584539	xxxxxx	05/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal completed by xxxxxx, 1025 rents under unfurnished per unit, do not add up to the total rents under Opinion of Market Rents.		Reviewer Comment (2024-05-31): Received 1025 with updated unfurnished per unit. Exception cleared	05/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813089	xxxxxx	30584624	xxxxxx	05/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A supplement to the title report dated xxxxxx added Units xxxxxx to the address. The other documents in file do not contain units in the address.		Reviewer Comment (2024-05-30): Update FTP provided	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811795	xxxxxx	30574989	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-05-28): Received Tax Certificate. Exception Cleared.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808390	xxxxxx	30574135	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser and settlement agent.		Reviewer Comment (2024-06-05): Received updated Fraud Report. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808390	xxxxxx	30574146	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file is missing the master blanket policy and the HO-6 policy.		Reviewer Comment (2024-07-01): Received HO-6 Policy. Exception cleared. Reviewer Comment (2024-06-12): Received HO-6 Policy with altered zip code. The zip code is not in same format. Provide updated HO-6 Policy. Exception remains. Reviewer Comment (2024-06-05): Received Blanket policy. Provide HO-6 policy as blanket policy does not cover the xxxxxx. Exception remains.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808390	xxxxxx	30575068	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		The file contains a Supplemental Report only. The full Preliminary Title is not in file.		Reviewer Comment (2024-06-05): Received Preliminary Title. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813983	xxxxxx	30580087	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Penalty Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to borrower, evidence of delivery to borrower, and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-05-28): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813439	xxxxxx	30584263	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Penalty Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to borrower, evidence of delivery to borrower, and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-05-28): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813439	xxxxxx	30584408	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-28): Updated Fraud Report provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813439	xxxxxx	30584525	xxxxxx	05/24/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-28): Updated HOI provided	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30584921	xxxxxx	05/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of ownership % in xxxxxx. An LOE from the borrower is not acceptable. Funds limited to the ownership % in the business.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): A 2 member entity does not automatically mean a xxxxxx split. The evidence of ownership % must be provided.			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30584962	xxxxxx	05/24/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI document reflects address as xxxxxx.		Reviewer Comment (2024-06-12): Updated HOI provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30584967	xxxxxx	05/24/2024	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., xxxxxx) and evidence of at least 12 months of Operating History is not present in the loan file.		Per xxxxxx guidelines, Properties rented on a short-term basis where the actual rents exceed the market rents may use the actual rents. A 12-month average for the period preceding the application will be developed using proof of the property being currently listed on the applicable short-term site. This documentation should include but is not limited to the following: a screen shot of the online listing showing the property actively marketed as a short term rental and the most recent 12-month rental history print out from said site. A 25% vacancy factor will apply to the DSCR calculation. The guidelines do not state the 1007 reflecting short term rents can be utilized. Investor granting exception to allow the use of the 1007 with STR for calculation of the DSCR as the investor's guidelines allow this.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-13): The document provided is an online listing with no address as well as it does not coincide with the 12 month printout. The 12 month printout doe snot reflect any address nor xxxxxx as listed on the online listing. Reviewer Comment (2024-06-12): The printout provided does not reflect an address this is associated to.			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30584993	xxxxxx	05/24/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.21 is less than Guideline PITIA months reserves of 12.00.	Minimum 12 months reserves required due to loan amount.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-12): UW explanation reviewed. Updated annuity Cash Value to 100% as allowed per guidelines. 50% was already used for qualifying of business funds (but subject to change as this is still pending evidence of borrower ownership). New reserves are 11.21 months which is < 12 months. Cash to close is calculated as funds to close + EMD+POCB fees+ any adjustments/gifts/1031 on the final xxxxxx osing statement/HUD. The remaining reserves after total funds to close is 11.21.

Reviewer Comment (2024-06-12): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 9.33 is less than Guideline PITIA months reserves of 12.00.

Reviewer Comment (2024-06-05): P&I $15,110.24, HOI $215.75/month, Taxes xxxxxx/month. Total PITIA: $18,114.73. Total Assets: $169,083.03 (50% usability for business funds account account xxxxxx and 80% for xxxxxx account xxxxxx.
																	06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30587976	xxxxxx	05/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing a copy of the Note for the private mortgage associated with the subject property at time of closing. Pay history only in file.		Reviewer Comment (2024-06-12): Copy of the Note provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812879	xxxxxx	30588025	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Borrower did not initial the occupancy section of the form.		Reviewer Comment (2024-06-13): Received Business Purpose Certificate. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811196	xxxxxx	30585947	xxxxxx	05/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file - Condo Questionnaire incomplete (Complete questionnaire required.)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors			05/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	812772	xxxxxx	30586070	xxxxxx	05/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-04): FTP provided	06/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812772	xxxxxx	30586071	xxxxxx	05/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-04): FTP provided	06/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812772	xxxxxx	30590103	xxxxxx	05/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. Bond lien on title (item #8) not addressed.		Reviewer Comment (2024-06-04): Clear FTP provided	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812485	xxxxxx	30586201	xxxxxx	05/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-30): Received Title Final. Exception cleared.	05/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812485	xxxxxx	30586213	xxxxxx	05/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-30): Received Title Final. Exception cleared.	05/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812485	xxxxxx	30590167	xxxxxx	05/24/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Borrower is a first time investor that is living rent free. Per guidelines, first time investors must currently own a primary residence for 1 year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-30): The document provided is not acceptable The borrower has not owned the property for 1+years on xxxxxx. Per the property profile report in file, the non-borrowing spouse only was the owner and the borrower was deeded on in xxxxxx . Borrower is a first time investor.			06/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30585430	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) must be included.		Reviewer Comment (2024-05-31): Received updated Fraud report. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30585431	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-05-28): Approval Received. Exception cleared.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30585466	xxxxxx	05/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-30): FTP provided	05/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30590228	xxxxxx	05/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		ADU Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. The 2 months rent receipt were not provided and ADU income was used to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-31): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-30): The LOE is not sufficient. Rental income was utilized to qualify. If the rents were paid in cash and cannot be verified then the rents cannot be utilized to qualify. The investor will need to consider waiving with verified comp factors.			05/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30590323	xxxxxx	05/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Child support judgement (item 8) not addressed.		Reviewer Comment (2024-05-30): Clear FTP provided	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813197	xxxxxx	30590339	xxxxxx	05/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final HUD-1 has a disbursement date prior to closing. If date is incorrect, provide the final signed/stamped certified settlement statement.		Reviewer Comment (2024-05-30): Final stamped settlement statement provided Reviewer Comment (2024-05-30): The settlement statement provided is not signed/stamped certified.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813453	xxxxxx	30591603	xxxxxx	05/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC run not provided on Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-29): Received OFAC search for Settlement agent. Exception cleared.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813453	xxxxxx	30591678	xxxxxx	05/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Form 1004D in file confirms property is Legal non-Confirming but the letter from local building authority indicates subject cannot be rebuilt "as is" in the event the damage is over 75% of the value without seeking a zoning change from the zoning commission.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-21): Client elects to waive with verified compensation factors			05/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812833	xxxxxx	30592757	xxxxxx	05/28/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Money Markets / Account Number: xxxxxx	Guidelines require 2 months bank statements. Provide additional bank statement.		Reviewer Comment (2024-05-29): Received additional Bank Statement. Exception cleared.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812833	xxxxxx	30595821	xxxxxx	05/28/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2024 mortgage payment for the primary residence. Per guidelines, mortgages must be current at time of closing. DLA on credit report is 3.2024.		Reviewer Comment (2024-05-30): Received 4/2024 mortgage statement. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811850	xxxxxx	30591370	xxxxxx	05/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide signed copy of lease agreement for subject. Appears page 5 is missing.		Reviewer Comment (2024-05-31): Received signed copy of Lease Agreement. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812678	xxxxxx	30642091	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-06-06): Client elects to waive. 1004D dated xxxxxx No Damage			06/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811608	xxxxxx	30597465	xxxxxx	05/28/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower 3, xxxxxx, cannot document his prior housing history at xxxxxx. He is unable to document the rental withdrawals from his account as some of the payments were made in cash. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811608	xxxxxx	30597495	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent.		Reviewer Comment (2024-06-10): Received Fraud and OFAC searches for Settlement Agent. Exception cleared. Reviewer Comment (2024-06-05): Provided CD does not mentioned the settlement agent name. Provided Fraud report and OFAC is run on the Title Company. Fraud and OFAC searches not run on Settlement Agent. (Individual). Exception remains. Reviewer Comment (2024-05-31): Fraud and OFAC searches not run on Settlement Agent. Exception remains.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811608	xxxxxx	30598385	xxxxxx	05/28/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-30): Updated HOI provided	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812863	xxxxxx	30600468	xxxxxx	05/29/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.	Address: xxxxxx			Reviewer Comment (2024-05-31): CU score of 1 provided	05/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	812863	xxxxxx	30600779	xxxxxx	05/29/2024	Credit	Document Error	General	Document Error	Property Loan Amount was not provided and required by guidelines.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx	Property loan amounts and release amounts not provided.		Reviewer Comment (2024-05-31): Worksheet provided with loan amount and release amounts	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	812863	xxxxxx	30603086	xxxxxx	05/29/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.09 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.20.	Per guidelines, cross collateral loans: Leased property: DSCR is based upon the contracted monthly rent amount from the lease: A property is considered Leased” when there is an executed long term (Min. 12-months) lease agreement between the lessor and lessee. (Please note, even utilizing the 1007 estimated rents, the DSCR still does not meet the 1.20 requirement).	Reviewer Comment (2024-06-05): Breakdown of HOI premiums provided. DSCR is now > 1.20.

Reviewer Comment (2024-06-05): The worksheet uploaded is too small to see. Might be an imaging issue. However, from what I can see on the HUD-1, the lender is using an HOI premium of $2,202.73/annually. The HOI policy provided reflects $4,061.32/annually under each property. If $4,061.32/annually is supposed to be divided for each property, we will need a breakdown of costs for each property. Also, for cross collateral guidelines, it states the actual lease rents should be utilized for each property vs. the higher of the 1007 or lease.

Reviewer Comment (2024-06-05): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.20.

Reviewer Comment (2024-05-30): This is the overall DSCR vs. the per property DSCR. Please see original condition. The DSCR is based off the actual lease rents vs. higher 1007 rents.
															06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	812863	xxxxxx	30606400	xxxxxx	05/29/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Per guidelines for cross collateral loans, most recent two months of rent payment per lease agreement is required for all lease properties.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors			06/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx		Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	812863	xxxxxx	30663846	xxxxxx	05/31/2024	Credit	Investment Product	General	Investment Product	Total Property Loan Amounts does not equal the original loan amount.	Total Property Loan Amounts: xxxxxx; Original Loan Amount: xxxxxx			Reviewer Comment (2024-06-05): Updated allocation worksheet provided with release amounts Reviewer Comment (2024-06-05): The worksheet uploaded is too small to see. Might be an imaging issue. However, the UW worksheet would not be acceptable. The lender emailed over their worksheet with allocated loan amounts which fall short. Reviewer Comment (2024-05-31): Loan amount worksheet provided does not equal loan amount. $300 short which means one of the release amounts will also be short.	06/05/2024			1		A		A		A		A		A	xxxxxx		Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No
xxxxxx	812393	xxxxxx	30599071	xxxxxx	05/29/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal report reflects zip code as xxxxxx as per Note.		Reviewer Comment (2024-06-07): Received corrected Note and LOE to borrower	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30599092	xxxxxx	05/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-20): FTP provided	06/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30599111	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-04): Received Flood Certificate. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30599204	xxxxxx	05/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Coverage must be in an amount equal to or greater than the lesser of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2024-06-04): Received RCE. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30607481	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-06-07): Clear FTP provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30688080	xxxxxx	06/04/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects zip code as xxxxxx as per Note.		Reviewer Comment (2024-06-07): Received corrected Note and LOE to borrower Reviewer Comment (2024-06-04): No new documents received. Please try uploading again.	06/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30715032	xxxxxx	06/07/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Corrected Note received post-review. HOI zip code does not match.		Reviewer Comment (2024-06-11): Corrected HOI provided	06/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30715034	xxxxxx	06/07/2024	Credit	System	General	System	Security Instrument address does not match Note address.	Corrected Note received post-review. DOT zip code does not match. Provide corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-18): Received LOI. Still pending receipt of the DOT with page 5 corrected.

Reviewer Comment (2024-06-18): The documents uploaded are corrupted or not a PDF. Please try uploading again.

Reviewer Comment (2024-06-14): Statement on updated DOT reflects intent to re-record, however seller comments state there is no intent to re-record. Please review comments from xxxxxx  The collateral address on page 5 was not corrected. It still reflects xxxxxx. The document must be corrected in all sections the zip code as incorrect and recorded. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-10): LOE to borrower provided with signature which is also evidence of delivery. The DOT on page 5 was not corrected for the zip under the collateral address. Further, the correction to the zip on page 1 is handwritten and initialed. There is no indication if this was done prior to or after recording. Provide the corrected DOT and lender's letter of intent to re-record.
																	06/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30715057	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received corrected Note post-review and LOE to borrower. Provide evidence of delivery to the borrower.		Reviewer Comment (2024-06-10): LOE to borrower signed by borrower provided. Can also be considered evidence of delivery as well.	06/10/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812393	xxxxxx	30715141	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note received post-review. Title and CPL reflect incorrect zip code.		Reviewer Comment (2024-06-11): Updated CPL provided Reviewer Comment (2024-06-07): Endorsement to FTP provided for zip code. Pending receipt of corrected CPL.	06/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813953	xxxxxx	30597992	xxxxxx	05/29/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.35 is less than Guideline PITIA months reserves of 2.00.		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower has owned their primary residence > 2 years	Reviewer Comment (2024-06-04): Client elects to waive with verified compensation factors			06/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813953	xxxxxx	30598720	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected and executed DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower has owned their primary residence > 2 years	Reviewer Comment (2024-06-04): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-30): Comments on xxxxxx appear to be for the seller from Verus Reviewer Comment (2024-05-30): Comments made appear to be for the seller by Verus on 5/30			06/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813953	xxxxxx	30598812	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The updated appraisal in file with a completion date of xxxxxx and the later dated appraisal was updated to reflect PUD. A PUD rider was not attached to the DOT. Title, item # 11 reflects not in a PUD. If the property is in a PUD, provide the corrected and executed DOT to include the PUD rider, executed rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record. If property is not in a PUD, the appraisal will need to be updated again.		Reviewer Comment (2024-05-31): Updated appraisal provided	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812883	xxxxxx	30598553	xxxxxx	05/29/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx			Reviewer Comment (2024-06-03): Preclose policy provided with mortgagee updated Reviewer Comment (2024-05-30): Preclose policy provided however the mortgagee+ ISAOA does not reflect the current lender. A post-close policy is not acceptable. Provide the corrected pre-close policy.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812883	xxxxxx	30598882	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Provide the PPP rider		Reviewer Comment (2024-05-31): Received Prepayment Rider. Exception Cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812883	xxxxxx	30606012	xxxxxx	05/29/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal Consent required on Entity loans in community property states.		Reviewer Comment (2024-06-12): Received Spousal Consent Form. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30603326	xxxxxx	05/29/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit & Background Authorization		Reviewer Comment (2024-05-30): Received a copy of Credit/Background form. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30603520	xxxxxx	05/29/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: BPO / Valuation Report date: xxxxxx	Valuation reflects xxxxxx and Note reflects xxxxxx		Reviewer Comment (2024-06-13): Updated BPO provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30607708	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-05-30): Received Closing Protection Letter. Exception Cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30607724	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Final Closing Statement reflects Mortgage Insurance was escrowed, however there isn't MI on the loan. Appears this should be for HOI. Provide the corrected and signed/stamped certified settlement statement.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-18): The previous comments do not indicate evidence of delivery is required. The comments indicate page 2 of the corrected settlement statement is required as well as the settlement statement must be signed/stamped certified by the title agent.

Reviewer Comment (2024-06-13): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-06-12): All pages of the corrected settlement statement will need to be provided that is stamped/certified by the settlement agent. A signature page from an incorrect document cannot be attached to a corrected document. The title company can provide all pages of the corrected settlement statement and stamp certify it. This is a requirement.

Reviewer Comment (2024-06-07): Provide all pages of the corrected and final/signed settlement statement. Corrected page 1 was printed on xxxxxx and the lender attached the signature page from the xxxxxx settlement statement which was incorrect and not allowed.

Reviewer Comment (2024-06-07): The corrected closing statement provided is missing page 2 and is not signed/stamped certified.
																	06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30608138	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Commercial space and income must not exceed 49% of the total building area or xxxxxx units. Building contains xxxxxx units out of xxxxxx units total.		Reviewer Comment (2024-05-30): The total square footage of the business entity units is less than 49%.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30608176	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Verus matrix, mixed use space usage limited to retail, office and restaurant. Per leases in file, 1 unit is a xxxxxx and 1 unit is a xxxxxx.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-03): The client elects to waive. Reviewer Comment (2024-05-30): Lender would like to waive. Assigned to buyer Reviewer Comment (2024-05-30): xxxxxx can be considered a retail space; however, a xxxxxx would not be considered office space. The exception remains.			06/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30608235	xxxxxx	05/29/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	Per Verus matrix, C/O not allowed to be utilized on 5-8 mixed use properties.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-03): The client elects to waive. Reviewer Comment (2024-05-30): Lender would like to waive. Assigned to buyer Reviewer Comment (2024-05-30): Will assign to Investor.			06/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812922	xxxxxx	30763441	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-21): OFAC for settlement agent provided Reviewer Comment (2024-06-17): Received OFAC for xxxxxx, however the closing statement is signed by xxxxxx. Provided OFAC for xxxxxx. Exception remains. Reviewer Comment (2024-06-14): OFAC searches not run on settlement agent. Please provide OFAC search for settlement agent. Reviewer Comment (2024-06-13): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent signed the Closing Statement. Exception remains.	06/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30599344	xxxxxx	05/29/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	File is missing a copy of the lease agreements for both subject property units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors. Updated DSCR calcs per investor's last comments.

Reviewer Comment (2024-06-14): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-06-11): The units are leased vs unleased, therefore the rents were not reduced by 95%. The lease agreements were provided, however the lease for unit xxxxxx is not executed. Provide the executed lease agreement for clearance.

Reviewer Comment (2024-06-05): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-05-30): The guidelines require a copy of the lease. The guidelines do not require proof of rent or property management ledger. The investor can elect to waive with verified compensation factors.
																	06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30599345	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-05-30): Received Closing Protection Letter. Exception Cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30599350	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2024-06-13): PDI received dated xxxxxx: No Damage Reviewer Comment (2024-06-11): An LOE is not acceptable. The LOE also states they appraised the subject property before the FEMA disaster occurred. A PDI is required. Reviewer Comment (2024-06-05): The appraisal was completed prior to the disaster being declared, therefore a PDI is required.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30603360	xxxxxx	05/29/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.		Reviewer Comment (2024-05-30): Received a copy of Credit/Background form. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30603722	xxxxxx	05/29/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Liens and judgements worth more than $25,000 must show proof of satisfaction/release, or payment plan. The cumulative total for the liens and judgments is xxxxxx and no evidence was provided of satisfaction/release or a payment plan in place at time of closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-13): Client elects to waive			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813555	xxxxxx	30763448	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2024-06-21): OFAC provided for settlement agent

Reviewer Comment (2024-06-19): As per correspondence document xxxxxx is the settlement agent. Provide OFAC search run for the settlement agent, xxxxxx. Exception remains.

Reviewer Comment (2024-06-18): Received OFAC search run for Appraisers. Provide OFAC search run for settlement agent as unable to make out from the signature given on Closing Statement. Exception remains.

Reviewer Comment (2024-06-13): OFAC search not run on Settlement agent and Appraiser. Provide OFAC search for settlement agent and Appraiser. Exception remains.
															06/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813342	xxxxxx	30603303	xxxxxx	05/29/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.		Reviewer Comment (2024-05-30): Received a copy of Credit/Background form. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813342	xxxxxx	30603597	xxxxxx	05/29/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	An LOE was provided by the donor in lieu of a gift letter and does not contain all the information that would be required on a traditional gift letter. If a gift letter cannot be provided dated prior to or at closing, the investor will need to consider waiving.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-06): Assigned to investor. Lender would like to waive.

Reviewer Comment (2024-06-06): This is not sourcing of a large deposit but for missing gift letter. An LOE is not acceptable. There is more than just the relationship to the borrower that is missing. Both the investor guidelines and xxxxxx require the gift letter to also indicate the donor's address and phone number.

Reviewer Comment (2024-05-30): The LOE was already provided at time of review. Please review original condition. An LOE was provided by the donor in lieu of a gift letter and does not contain all the information that would be required on a traditional gift letter. If a gift letter cannot be provided dated prior to or at closing, the investor will need to consider waiving.
																	06/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808429	xxxxxx	30598889	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-05-31): Title policy provided	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808429	xxxxxx	30603684	xxxxxx	05/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-03): Received updated Fraud Report. Exception cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808429	xxxxxx	30607195	xxxxxx	05/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2024-05-31): RCE provided	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812934	xxxxxx	30636877	xxxxxx	05/30/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: Citizenship Affidavit is incomplete		Section 3 does not have a selection.		Reviewer Comment (2024-06-07): Updated cert provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812934	xxxxxx	30636938	xxxxxx	05/30/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		The exchange converter provided is not for the most recent ending statement amount of 2.099.306,91 for account xxxxxx		Reviewer Comment (2024-06-03): Exchange agreement provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812934	xxxxxx	30638403	xxxxxx	05/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity vesting required in the State of xxxxxx unless the broker is licensed. Provide the broker license. NMLS only provided for the company vs individual.		Reviewer Comment (2024-06-03): NMLS provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812934	xxxxxx	30638629	xxxxxx	05/30/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.73 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2024-06-03): Updated exchange agreement provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812934	xxxxxx	30639226	xxxxxx	05/30/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $2,717.31.	Funds to Close: Must be transferred to a xxxxxx account in the borrower’s name and/or the title/closing agent at least 10 days prior to closing.		Reviewer Comment (2024-06-25): xxxxxx account provided with xxxxxx funds for closing.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812860	xxxxxx	30639264	xxxxxx	05/30/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $143,834.67 is less than Cash From Borrower $186,003.15.	Funds to Close: Must be transferred to a xxxxxx account in the borrower’s name and/or the title/closing agent at least 10 days prior to closing.		Reviewer Comment (2024-06-03): Copy of official check for funds to close and xxxxxx bank statements provided.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811938	xxxxxx	30639293	xxxxxx	05/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's county of origin, xxxxxx is on the OFAC sanctions list.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors. OFAC confirms no match			06/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814352	xxxxxx	30606346	xxxxxx	05/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file to use monthly amount of rent listed on lease ($10k) to calculate DSCR score instead of gross rent from 1007 ($4700) or 120% of 1007. Investor must approve.		Reviewer Comment (2024-06-05): Per seller, not using exception and wants to qualify off of < 0.75 DSCR. Updated file. New DSCR is 0.51.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814352	xxxxxx	30639508	xxxxxx	05/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA should be in control - project under Developer or Builder control will be considered on a case-by-case basis only. Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): The appraisal verifies all this information. It was not verified from an HOA questionnaire nor is an HOA questionnaire being required. The guidelines do not state this requirement is exempt on xxxxxx unit xxxxxx. Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-06-05): The HOA questionnaire not being needed on a xxxxxx units has no bearing on this. The information is listed on appraisal and does not meet the guideline requirements.			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814352	xxxxxx	30639524	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-05): Lender would like to waive. Assigned to buyer.			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812840	xxxxxx	30604663	xxxxxx	05/30/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		A plaid asset report was provided for account #xxxxxx, however no evidence of ownership was provided. The document just reflects financial institution name and account type.		Reviewer Comment (2024-06-05): Received Bank Statement and Operating Agreement for the ownership of business. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812840	xxxxxx	30640686	xxxxxx	05/30/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the subject property does not appear on the credit report. VOM and pay history provided. Provide the payoff and copy of the original note.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): Received Payoff Statement. Pending a copy of the original note. Exception remains. Reviewer Comment (2024-06-05): Provided VOM which was already available in file. The document requested was the payoff and copy of the original note. Exception remains.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813140	xxxxxx	30606105	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-06-06): Received Fraud Report run on all the participants. Exception cleared.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814006	xxxxxx	30616804	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on the all the parties as required by the guidelines. Settlement Agent, xxxxxx is missing; Appraiser, xxxxxx is missing; Originator, xxxxxx is missing.		Reviewer Comment (2024-06-04): Received updated Fraud Report. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814006	xxxxxx	30616918	xxxxxx	05/30/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-18): Cleared report provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812516	xxxxxx	30650371	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		Page 1 is missing		Reviewer Comment (2024-06-03): Received Rider - 1-4 Family. Exception cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813225	xxxxxx	30621338	xxxxxx	05/31/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-07): Received CDA. Exception cleared.	06/07/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	813225	xxxxxx	30621466	xxxxxx	05/31/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-06-07): Received updated HOI Policy. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	813225	xxxxxx	30636396	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx; Listing Agent, xxxxxx; Buyers Agent, xxxxxx; Seller, xxxxxx and xxxxxx.		Reviewer Comment (2024-06-11): Received updated Fraud Report. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	813225	xxxxxx	30650667	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's signed documents outside of a xxxxxx Embassy. Per guidelines, if the xxxxxx embassy or consular official is unavailable, a notary is acceptable if the county, where the signing is taking place, is part of the xxxxxx and the signed documents are accompanied by an xxxxxx. xxxxxx is part of the Hague Convention and an xxxxxx was provided for the borrowers, but not for the notary. An xxxxxx is a certificate that authenticates the signature of a public official on a document for use in another country. An xxxxxx certifies: the authenticity of the signature of the public official who signed the document, and the capacity in which that public official acted.		Reviewer Comment (2024-06-07): xxxxxx Cert provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	814133	xxxxxx	30619573	xxxxxx	05/31/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-10): FTP provided	06/10/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814133	xxxxxx	30619585	xxxxxx	05/31/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-10): FTP provided	06/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814133	xxxxxx	30619709	xxxxxx	05/31/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. VOM and payoff was provided. Provide a copy of the original Note and 6 month pay history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-03): Mortgage statements provided to tie the pay history together. Pending receipt of a copy of the original Note. Reviewer Comment (2024-06-24): The pay history reflects payments made for $1,193.64 which does not match the VOM payments for P&I nor PITI. Further, the Note is required as the lien does not appear on the borrower's credit if the borrower is paying the mortgage.			07/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814133	xxxxxx	30619713	xxxxxx	05/31/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		An email was provided for the rental history for the borrower's primary residence. The guidelines require an actual VOR		Reviewer Comment (2024-06-21): VOR provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814133	xxxxxx	30647664	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Vesting is subject to #xxxxxx and #xxxxxx and #xxxxxx. #xxxxxx: Provide the deed transferring the property to the borrower and non-borrowing spouse from xxxxxx . #xxxxxx and #xxxxxx: Provide the Statement of Information completed by vestees.		Reviewer Comment (2024-06-10): FTP provided	06/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30620431	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-03): Articles provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30620432	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-04): Certificate of Good Standing received. Exception cleared. Reviewer Comment (2024-06-03): The COGS provided is not for the Borrowing Entity. Borrowing Entity is xxxxxx vs. xxxxxx. Borrower has concurrent loans with this loan.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30620433	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-10): Received Employer Identification Number document. Exception cleared. Reviewer Comment (2024-06-07): Received EIN of xxxxxx. Provide EIN document for xxxxxx. Exception remains. Reviewer Comment (2024-06-04): xxxxxx comments nor lender correspondence are acceptable. Provide the approved IRS EIN document from the IRS or executed form W-9 with the EIN.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30620435	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing		Reviewer Comment (2024-06-04): Received Guarantor Agreement. Exception cleared. Reviewer Comment (2024-06-03): The Guarantor Agreement provided is not for the subject property. Reflects loan amount of xxxxxx. Loan amount if xxxxxx. Borrower has additional concurrent loans.	06/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30620437	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-06-03): DL provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30636301	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Child support judgment (item 7), judgment (item 8) and state lien (item 9) were not addressed.		Reviewer Comment (2024-06-03): Supplement provided for liens being eliminated	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30647855	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-03): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813993	xxxxxx	30647925	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Entity by Guarantor. Only reflects the Guarantor's name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-29): Client elects to waive			05/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617318	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-06-07): Received Operating Agreement. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617328	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Appraisal reflects tenant occupied. Provide Lease agreement for all units.	Reviewer Comment (2024-06-04): Lease agreements received. Per guidelines, If the lease has converted to month-to-month, then provide the most recent two (2) months proof of receipt to evidence continuance of lease.
If unable to provide evidence of receipt, the unit will be treated as vacant and subject to the following: LTV/CLTV limits: Lesser of 70%, or the LTV/CLTV based upon the DSCR/FICO/Loan balance matrix. Loan qualifies as vacant.

Reviewer Comment (2024-06-04): Provided lease agreement for unit xxxxxx and xxxxxx are expired. Provide extension of lease or current 2 months of receipt. Exception remains.
															06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617329	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-07): Received Employer Identification Number document. Exception cleared. Reviewer Comment (2024-06-04): The guidelines state the SSN number can be used for the EIN of the Entity is a Single Member Entity. The Operating Agreement was not provided, therefore it is unknown if this is a Single Member Entity. Reviewer Comment (2024-06-04): Received same document which was already in file. The provided document is not acceptable. Provide Employer Identification Number (EIN). Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617331	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-06-07): Received Corporate Resolution. Exception cleared. Reviewer Comment (2024-06-04): Per guidelines, the Operating Agreement or Borrowing Cert is required per guidelines. Review bullet point 3 in the lender correspondence. Reviewer Comment (2024-06-04): If both guarantors are the owner of the business then the investor guidelines require the Operating Agreement or Borrowing Certificate. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617332	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-04): Received Certificate of Good Standing. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617900	xxxxxx	05/31/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx, II, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-04): Clearance LOE provided	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617968	xxxxxx	05/31/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provided Appraisal reflects "xxxxxx & xxxxxx" V/S Note does not reflect unit number.		Reviewer Comment (2024-06-06): Updated appraisal provided	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617974	xxxxxx	05/31/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Provided Desk Review reflects "xxxxxx & xxxxxx" V/S Note does not reflect unit number.		Reviewer Comment (2024-06-12): Updated CDA provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30617982	xxxxxx	05/31/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-06-04): Received HOI covering the Note or Transaction date. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30618000	xxxxxx	05/31/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The borrower does not meet the reserve requirement for an escrow waiver.		Reviewer Comment (2024-06-07): Received Additional Bank Statement. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813387	xxxxxx	30648365	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an Entity, however the Note and Note PPP addendum signature does not reflect the Entity by Guarantor. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 7.83 Years of Experience. Currently holds 5 Properties.	Reviewer Comment (2024-05-31): Client elects to waive			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813611	xxxxxx	30620222	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The guidelines require a copy of the Wire Ticket to the Settlement Agent, which was not provided in the file.		Reviewer Comment (2024-06-03): Received Wire Trade Ticket. Exception cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813611	xxxxxx	30620732	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The file is missing the Credit and Background Authorization form.		Reviewer Comment (2024-06-03): Received Credit and Background Authorization form. Exception Cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813611	xxxxxx	30649925	xxxxxx	05/31/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). The OFAC SDN Name screen was not provided for the appraiser, loan officer, and settlement agent.		Reviewer Comment (2024-06-13): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-06-04): Received same document which was already available in file. Provide document requested on the original condition. Exception remains.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30640033	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-04): Approval provided Reviewer Comment (2024-06-03): The condition is requesting the loan approval (i.e. 1008, lender approval with conditions, lender's internal approval, etc). Application was provided.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30640170	xxxxxx	05/31/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per guidelines, HOI coverage must be equal to the lesser of the allocated loan amount or the full replacement value of the property. The dwelling coverage does not cover the loan amount and the appraisal did not provided the estimated cost new. Provide the RCE.		Reviewer Comment (2024-06-07): Received RCE. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30650906	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, evidence the hazard insurance premium has been paid in full at or prior to closing is required. Policy reflects an open balance and final closing statement does not reflect paid through closing.		Reviewer Comment (2024-06-07): Paid invoice provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30650921	xxxxxx	05/31/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines, mortgagee should read xxxxxx c/o xxxxxx. Currently only reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors Reviewer Comment (2024-06-11): The policy provided reflects xxxxxx C/O xxxxxx vs. xxxxxx.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30651035	xxxxxx	05/31/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Per the matrix, the max LTV is 80% for a purchase transaction. The guidelines indicate a DSCR < 1.00 requires a 5% LTV reduction. The guidelines also indicate for both purchases and refinances, if a property is vacant/unleased, a 5% LTV is required. Total LTV reduction is 10% making the max LTV 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-11): Please review the entire sentence on page 12. It states "Leases on Purchase transactions are not required if the property is treated as vacant (3 months of payment collected upfront)." 3 months of payments were not collected upfront and the property is vacant. Page 19 reflects "Gross Income is calculated based on the gross market rent indicated on Form 1007 for both purchases and refinance transactions. Unleased properties are subject to a 5% LTV reduction." An additional 5% LTV reduction is required for vacant property since 3 months of payments were not collected upfront. 100% of the market rents were already utilized at time of review and the DSCR is < 1.00 which also requires a 5% LTV reduction (on page 4 in the matrix).

Reviewer Comment (2024-06-05): The lender's guidelines provided to us for this review is 4.18.2024. Please review page 18-19 of the guidelines. Gross Income is calculated based on the gross market rent indicated on Form 1007 for both purchases and refinance transactions. Unleased properties are subject to a 5% LTV reduction. Does not say it is restricted to refinances only.

Reviewer Comment (2024-06-03): Please review the original condition. The guidelines indicate for both purchases and refinances, if a property is vacant/unleased, a 5% LTV is required. The guidelines indicate a DSCR < 1.00 requires a 5% LTV reduction. Total LTV reduction is 10% making the max LTV 70%.
																	06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814293	xxxxxx	30651140	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file to allow coverage without builder's risk insurance as required per guidelines. Investor must approve.		Reviewer Comment (2024-06-03): Per lender, exception provided is invalid and meant for another quoted program. Per guidelines, builder's risk coverage is not mentioned as required.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30641154	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-14): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): Lender would like to waive. Assigned to buyer. Reviewer Comment (2024-06-12): The guidelines do not require rents receipts to be provided. The lease agreement is required per guidelines. A loan cannot be reviewed as unoccupied when it is occupied.			06/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30641156	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Trade Ticket.		Reviewer Comment (2024-06-03): Received Wire Trade Ticket. Exception cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30645547	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		The background report expired (99 days old). Per guidelines, reports are good for 90 days. Provide the updated report.		Reviewer Comment (2024-06-14): Received Background check. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30645623	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Credit and Background Authorization.		Reviewer Comment (2024-06-03): Received Credit and Background Authorization form. Exception Cleared.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30645717	xxxxxx	05/31/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: Zip code of xxxxxx does not match Note of xxxxxx		Reviewer Comment (2024-06-20): A corrected appraisal and CDA were provided. Reviewer Comment (2024-06-20): An updated CDA was provided, but a revised appraisal is still needed to clear this exception. Reviewer Comment (2024-06-12): Condition pertains to appraisal and CDA vs. flood cert.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30650198	xxxxxx	05/31/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The zip code is missing.		Reviewer Comment (2024-06-12): Updated flood cert provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814305	xxxxxx	30763461	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-14): Received OFAC search. Exception cleared.	06/14/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814465	xxxxxx	30641694	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-05): Approval provided Reviewer Comment (2024-06-03): Per the original condition, the loan approval was not provided (1008, lender approval with condition, internal lender approval, etc)	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30641719	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per the appraisal, both units are occupied. However, a lease agreement was only provided for xxxxxx unit.		Reviewer Comment (2024-06-03): Additional lease agreement provided	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30641985	xxxxxx	05/31/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1		Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-10): Client elects to waive			06/10/2024	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30641987	xxxxxx	05/31/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage must be equal to the lesser of the allocated loan amount or the full replacement value of the property. The dwelling coverage does not cover the loan amount nor the estimated cost new on the appraisal. Provide the RCE.	Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors. Appraised value - site value > Dwelling coverage. xxxxxx . Dwelling Coverage = xxxxxx Reviewer Comment (2024-06-03): All exceptions must be granted by the investor . Assigned to investor to consider waiving.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30651343	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, no forbearance plans, loan modifications, or deferrals entered in the last 24 months on any mortgage accounts. The credit report reflects xxxxxx was modified. Modification Agreement was not provided to determine if seasoning requirements were met.	Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-03): The payment history has no bearing on when the modification agreement was granted. The modification agreement will need to be provided to determine if it was approved 24+ months ago.			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30651380	xxxxxx	05/31/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	A PUD rider was attached to the DOT, however the appraisal dos not reflect PUD.	Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-06): Please review comments from xxxxxx Documents provided and signed by the borrower cannot be disregarded. If the property is not in a PUD, the lender will need to provided the LOE to borrower indicating the PUD rider is cancelled, evidence of delivery to the borrower, and lender's letter of intent to re-record. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-03): Documents provided and signed by the borrower cannot be disregarded. If the property is not in a PUD, the lender will need to provided the LOE to borrower indicating the PUD rider is cancelled, evidence of delivery to the borrower, and lender's letter of intent to re-record.
																	06/12/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30651818	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file.		Reviewer Comment (2024-06-07): Final stamped HUD provided Reviewer Comment (2024-06-05): The Final HUD provided is not signed/stamped certified. Reviewer Comment (2024-06-03): Please review the original condition. The Final signed HUD is required. The document on 69 is the estimated HUD. Estimated documents are not acceptable.	06/07/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30651905	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, evidence the hazard insurance premium has been paid in full at or prior to closing is required. Policy reflects an open balance and estimated HUD in file does not reflect paid through closing.		Reviewer Comment (2024-06-05): Updated HOI provided reflecting $0 balance due and amount paid of $1,364.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	814465	xxxxxx	30651929	xxxxxx	05/31/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines, mortgagee should read xxxxxx c/o xxxxxx. Currently only reflects xxxxxx.	Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): The HOI is not correct. Per the original condition and the guidelines, the c/o should reflect xxxxxx			06/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	B	B		N/A	No
xxxxxx	812994	xxxxxx	30640471	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-04): Approval provided	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812994	xxxxxx	30640482	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an Estimated Settlement Statement only. The final HUD-1/Closing Statement/Closing Disclosure is required.		Reviewer Comment (2024-06-04): Final SS provided	06/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812994	xxxxxx	30640664	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Appraiser and Settlement Agent. In addition, the seller is entered incorrectly as xxxxxx; however, the trust is xxxxxx.		Reviewer Comment (2024-06-04): Received updated Fraud Report. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812994	xxxxxx	30640677	xxxxxx	05/31/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-06): Received Final Title with updated amount of insurance. Exception cleared.	06/06/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812994	xxxxxx	30640684	xxxxxx	05/31/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-06): Received Final Title with updated amount of insurance. Exception cleared.	06/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813905	xxxxxx	30636598	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller's Agent, xxxxxx		Reviewer Comment (2024-06-05): Updated fraud and ofac search provided	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813905	xxxxxx	30649729	xxxxxx	05/31/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history for the borrower's primary residence reported for 2 months when 12 months is required. Per the 1003, borrower previously owned and lived at a property on xxxxxx Provide evidence this property was free and clear or the additional mortgage history.		Reviewer Comment (2024-06-07): Corrected 1003 provided Reviewer Comment (2024-06-05): The property history report reflects current owner as an LLC and Seller xxxxxx. Neither are the borrower or borrowing Entity. If the borrower has no ownership in the previous primary, then an updated 1003 will be required. If they did, then the previous mortgage history or evidence property was free and clear will be required. The property profile report reflects a lien in 2004.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813991	xxxxxx	30645696	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-10): Employer Identification Number (EIN) document. Exception cleared. Reviewer Comment (2024-06-07): Received EIN of xxxxxx. Provide EIN document for xxxxxx. Exception remains.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813991	xxxxxx	30645701	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-04): Received Certificate of Good Standing. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813991	xxxxxx	30645702	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-04): Received Articles of Organization/Formation. Exception cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813991	xxxxxx	30657667	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-04): The investor guidelines require both a PPP addendum to the Note and PPP rider to the DOT.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813991	xxxxxx	30657671	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-30): Client elects to waive			05/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811627	xxxxxx	30644090	xxxxxx	06/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-10): FTP provided	06/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811627	xxxxxx	30645853	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-05): Received OFAC search for Settlement agent. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811627	xxxxxx	30645983	xxxxxx	06/03/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-06): Additional clearance docs provided Reviewer Comment (2024-06-05): SSA and GSA provided for xxxxxx. Fraud also reflects xxxxxx issues for the borrower. Provide the sam. gov for the borrower. Reviewer Comment (2024-06-04): The clearance LOE states the SSA verification and sam.gov search were provided as the clearance, however the documents were not found in file.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811627	xxxxxx	30657968	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title policy reflects a mortgage lien and taxes due that were not paid through closing.		Reviewer Comment (2024-06-10): Clear FTP provided Reviewer Comment (2024-06-04): The supplemental report in file is for the loan amount. This does not pertain to what the condition is asking for. Please review the original condition. The title policy reflects a mortgage lien and taxes due that were not paid through closing.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814176	xxxxxx	30647692	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-05): Approval provided	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814176	xxxxxx	30657547	xxxxxx	06/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Rate and Term: For properties purchased within 180 days of application the cost basis is the lower of the purchase price or the appraised value of the property. The lender utilized the higher appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors Reviewer Comment (2024-06-05): Per the guidelines, the seasoning is based off of purchase date to application date vs. closing date.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813434	xxxxxx	30648470	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser.		Reviewer Comment (2024-06-05): Received updated Fraud Report. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813434	xxxxxx	30649675	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title commitment reflects the address as xxxxxx; however, the note reflects xxxxxx		Reviewer Comment (2024-06-10): Updated commitment provided	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813434	xxxxxx	30658198	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All legal documents and additional Entity documents reflect LLP (Limited Liability Partnership), however the Operating Agreement reflects LLC (Limited Liability Company).		Reviewer Comment (2024-07-09): A signed LLP Agreement was provided.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813181	xxxxxx	30640356	xxxxxx	06/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-14): FTP provided	06/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813181	xxxxxx	30658412	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title policy reflects a mortgage lien that was not paid through closing.		Reviewer Comment (2024-06-14): Clear FTP provided Reviewer Comment (2024-06-13): The satisfaction provided is dated post-closing. Provide the clear and final title policy reflecting lien is removed. Reviewer Comment (2024-06-05): The document provided is for a lien for $xxxxxx. The title reflects original lien was $xxxxxx. Provide the clear title policy, final title policy, or supplemental report stating lien will not appear on the final title.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813181	xxxxxx	30658429	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance Only is not checked on the disclosure. The borrower must make the correction.		Reviewer Comment (2024-06-12): Received Occupancy Certificate. Exception cleared. Reviewer Comment (2024-06-05): The seller cannot alter documents on behalf of the borrower. The document must be updated by the borrower.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813360	xxxxxx	30642030	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-06-07): Received Operating Agreement borrower is sole owner. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813360	xxxxxx	30642035	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-07): Received Articles of Organization. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813360	xxxxxx	30646161	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-06-07): Received OFAC search for Appraiser. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813360	xxxxxx	30658493	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-06-07): Received Corporate Resolution. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813177	xxxxxx	30645863	xxxxxx	06/03/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note disclosed city as xxxxxx, however, Hazard Insurance disclosed city as xxxxxx.		Reviewer Comment (2024-06-06): Received updated HOI policy. Exception cleared.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813177	xxxxxx	30658769	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance only not checked on the disclosure. Must be updated by the borrower.		Reviewer Comment (2024-06-04): Received Updated Occupancy Declaration. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813180	xxxxxx	30658846	xxxxxx	06/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT reflects a PUD rider is attached, however the appraisal does not reflect property is in a PUD nor HOA dues.		Reviewer Comment (2024-06-04): Updated appraisal provided	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813180	xxxxxx	30658856	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance only not checked on the disclosure. Must be updated by the borrower.		Reviewer Comment (2024-06-04): Received Updated Occupancy Declaration. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810034	xxxxxx	30646962	xxxxxx	06/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file contains a mortgage statement that indicates the borrower's spouse is responsible for the mortgage associated with the primary residence; however, the fraud report reflects the borrower is associated with the mortgage. Provide additional documentation to verify the borrower is not responsible for the primary residence mortgage. If the borrower is responsible for the mortgage a 12 month history is required.		Reviewer Comment (2024-06-07): Note provided reflecting lien is in spouse's name only.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810034	xxxxxx	30646973	xxxxxx	06/03/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 674 is less than Guideline representative FICO score of 680.	The borrower has not owned any investment properties. The additional property the borrower owns is listed as a second home on the application. First Time Investor requires a score of 680; however, the qualifying score is 674.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors			06/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813604	xxxxxx	30641704	xxxxxx	06/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-05): There is no LOE regarding the lease as well as the appraisal reflects tenant occupied. Per the guidelines, leases are required on refinances when the property is occupied. If the property is vacant, the appraisal will need to be updated.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813604	xxxxxx	30641753	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on the settlement agent xxxxxx.		Reviewer Comment (2024-06-10): Received Fraud report and OFAC search for settlement agent. Exception Cleared. Reviewer Comment (2024-06-06): Provided Fraud report reflects only first name of settlement agent xxxxxx. Fraud and OFAC searches must be run on full name xxxxxx. Exception remains.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813604	xxxxxx	30641807	xxxxxx	06/03/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 689 is less than Guideline representative FICO score of 720.	Investor exception in file to allow 689 credit score to be used vs 700 for qualification when DSCR < 1.0, however, the minimum credit score requirement is 720 as the taxes and hazard insurance are not escrowed. Provide the updated request.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-05): The most recent variance provided dated xxxxxx removed any variance for FICO score in relation to escrows. The most recent variance letter is what is utilized.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814097	xxxxxx	30659273	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud was not run on the Settlement Agent, xxxxxx. OFAC only provided.		Reviewer Comment (2024-06-05): OFAC and other watch lists run provided	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814097	xxxxxx	30659377	xxxxxx	06/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage for the subject property does not appear on the credit report. VOM and payoff provided. Provide the 6 month pay history and copy of the original Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-19): The same document was provided with 1 written in on the Note which is not acceptable. Provide a copy of the original Note with the correct address. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-13): Received Note document with altered address. Exception remains.

Reviewer Comment (2024-06-05): Received 6 month pay history and original Note. However original Note reflects property address as xxxxxx However Subject property address is xxxxxx Exception remains.
																	06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812736	xxxxxx	30642200	xxxxxx	06/03/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 692 is less than Guideline representative FICO score of 700.	The guidelines require a minimum credit score of 700; however, the loan closed with a score of 692. The file contains an investor exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-31): Client elects to waive with verified compensation factors			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812736	xxxxxx	30646304	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser and the settlement agent.		Reviewer Comment (2024-06-12): Received OFAC for Appraiser and Settlement Agent. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813625	xxxxxx	30664061	xxxxxx	06/03/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI and RCE reflect a city of xxxxxx		Reviewer Comment (2024-06-07): Updated HOI and RCE provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30650611	xxxxxx	06/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The primary residence mortgage lien does not appear on the credit report. VOM and pay history provided. Provide a copy of the original Note.		Reviewer Comment (2024-06-06): Received a copy of the original Note. Exception cleared.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30655174	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-11): Received OFAC search for Settlement agent. Exception cleared. Reviewer Comment (2024-06-06): Provided Fraud report reflects only first name of settlement agent Courtney. Fraud and OFAC searches must be run on full name xxxxxx. Exception remains.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30655306	xxxxxx	06/03/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors. Litigation is not applicable to the borrower of subject unit Reviewer Comment (2024-06-05): There is no variance for HOA's in litigation as this is an RA requirement. Investor exception will be required			06/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30664178	xxxxxx	06/03/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Page 2 is missing.		Reviewer Comment (2024-06-06): Received Page 2 of Security Instrument. Exception cleared.	06/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30664221	xxxxxx	06/03/2024	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Blanket policy expires in 2 days. Provide the renewal policy.		Reviewer Comment (2024-06-10): Corrected Blanket provided Reviewer Comment (2024-06-06): The Blanket HOI provided reflects the location of premises covered is xxxxxx with xxxxxx units. The subject property address appears under special remarks however the proceeding page also reflects location for blanket HOI and flood at xxxxxx. Further, the HOA name does not match the Association name on the appraisal.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812797	xxxxxx	30746389	xxxxxx	06/10/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Accurate Blanket Coverage provide post review: Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-11): The pre-close policy provided is not for the subject property. Please review. Reflects xxxxxx.			06/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812991	xxxxxx	30651110	xxxxxx	06/04/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Flood Insurance and Hazard Insurance Policies: Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date		Reviewer Comment (2024-06-13): Updated policies provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812991	xxxxxx	30655405	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property gross living area is xxxxxx sq ft, however, guidelines require a minimum of 700 sq ft. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-31): Client elects to waive with verified compensation factors			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812991	xxxxxx	30655603	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fraud Report and OFAC were not performed on the Settlement Agent.		Reviewer Comment (2024-06-18): Updated fraud report with all high risk red flags addressed Reviewer Comment (2024-06-13): Updated fraud report provided with settlement agent, however there are 2 additional high risk red flags that were not addressed.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812991	xxxxxx	30664872	xxxxxx	06/04/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied		Reviewer Comment (2024-06-25): Received Lease agreement. Exception cleared. Reviewer Comment (2024-06-13): The guidelines require a lease agreement when the property is tenant occupied. The guidelines do not state the property can be considered vacant due to the documentation not being obtained. Investor can elect to waive with verified compensation factors.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812991	xxxxxx	30664908	xxxxxx	06/04/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the property profile report, borrower has no ownership in the primary residence.		Reviewer Comment (2024-06-18): Corrected 1003 provided Reviewer Comment (2024-06-13): A beneficiary obtains items from a Trust after the death of the trustee/trust owner. Provide the corrected 1003.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813789	xxxxxx	30651352	xxxxxx	06/04/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-17): The final title policy was provided.	06/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813789	xxxxxx	30651362	xxxxxx	06/04/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2024-06-17): The final title policy was provided.	06/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813789	xxxxxx	30655776	xxxxxx	06/04/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, if the mortgage lien does not report on credit, additional documents are required. Payment history and payoff are in file for the subject property. Pending copy of the original Note and VOM.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813789	xxxxxx	30665047	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not run on the Appraiser and Settlement Agent.		Reviewer Comment (2024-06-12): Received OFAC search for Appraiser and Settlement Agent. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813789	xxxxxx	30665075	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Trust.		Reviewer Comment (2024-06-12): Received Deed transferring the property to the Trust. Exception cleared.	06/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810809	xxxxxx	30649864	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-05): The investor has to elect to waive any an all conditions with their valid compensation factors and must update the form.			06/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810809	xxxxxx	30665132	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP signature only reflects the Guarantor name vs. Entity by Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-05-31): Client elects to waive			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810809	xxxxxx	30665142	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-05): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810809	xxxxxx	30665158	xxxxxx	06/04/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		If the cash-out seasoning is less than 12-months, but greater than 6 months, the transaction property value is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. Lender utilized appraised value.		Reviewer Comment (2024-06-05): Scope of work provided. Repairs + purchase price exceed current appraised value. Lower appraised value was utilized and acceptable.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810809	xxxxxx	30665208	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CD reflects a disbursement date prior to the consummation date. Provide the final signed/stamped certified settlement statement to verify disbursement date.		Reviewer Comment (2024-06-10): Final stamped SS provided verifying disbursement date.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813402	xxxxxx	30652287	xxxxxx	06/04/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor Exception in file: First time investor looking to do delayed financing which is considered as cash out. First Time Investors are not allowed on C/O transactions.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-05-31): Client elects to waive with verified compensation factors			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813402	xxxxxx	30655832	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-06-17): Received OFAC search for Appraiser. Exception cleared. Reviewer Comment (2024-06-12): Fraud and OFAC searches not run on Appraiser, xxxxxx on the fraud report pulled on xxxxxx . Exception remains.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813402	xxxxxx	30666473	xxxxxx	06/04/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		Delayed Financing: Provide the purchase H xxxxxx lement Statement		Reviewer Comment (2024-06-12): Purchase closing statement provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813402	xxxxxx	30666540	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender utilized the actual lease rents to qualify. 1 months rent and security deposit were provided. The guidelines require 2 months rent receipt. Security deposit not allowed. The loan does not qualify for a < 1.00 C/O transaction due to FICO.		Reviewer Comment (2024-06-17): Additional rent deposit provided Reviewer Comment (2024-06-12): The same assets were provided that were already in file at time of review for xxxxxx. Based on the last ending statement for xxxxxx , the account balance is $2,510,479.10.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811946	xxxxxx	30652708	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-02): COGS provided	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812992	xxxxxx	30656051	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects the property is in a PUD. The DOT does not include the PUD rider nor was the executed PUD rider provided. Provide a corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced Investor owns and manages 1 or more property for 12 months	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812992	xxxxxx	30677143	xxxxxx	06/04/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The EAD may not expire within 6 months of loan application date. The I797-C form in file is from 2022 and approved for the EAD card in file through 9/208/2024.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced Investor owns and manages 1 or more property for 12 months	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813854	xxxxxx	30666789	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search missing for Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-07): Received OFAC search for Settlement agent. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813854	xxxxxx	30668686	xxxxxx	06/04/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is included in the address vs. the Note which does not include it.		Reviewer Comment (2024-06-12): Updated HOI provided Reviewer Comment (2024-06-11): The condition does not pertain to the corrected appraisal but the corrected hazard insurance policy. Reviewer Comment (2024-06-06): Provided policy still reflects xxxxxx is included in the address vs. the Note which does not include it. Exception remains.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813854	xxxxxx	30668710	xxxxxx	06/04/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx is included in the address vs. the Note which does not include it.		Reviewer Comment (2024-06-12): Updated flood cert provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813854	xxxxxx	30668740	xxxxxx	06/04/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	xxxxxx is included in the address vs. the Note which does not include it.		Reviewer Comment (2024-06-11): Updated appraisal provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813854	xxxxxx	30668874	xxxxxx	06/04/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal Consent required for Entity loans in community property states.		Reviewer Comment (2024-06-07): Spousal consent provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811629	xxxxxx	30670859	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI. The Cert of Liability was just provided which does not provide property coverage.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 14 Years of Experience. Currently holds 3 Properties.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-17): The Blanket HOI provided is dated post-close. Provide the blanket HOI pre-close policy.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811629	xxxxxx	30672702	xxxxxx	06/04/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the borrower's primary residence does not appear on the credit report. Mortgage Statement reflects Reverse Mortgage, therefore VOM and pay history not required as there are no monthly payments. However, a copy of the original Note is required.		Reviewer Comment (2024-06-17): Note provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813219	xxxxxx	30651116	xxxxxx	06/04/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI dec page address disclosed xxxxxx and Note address disclosed xxxxxx.		Reviewer Comment (2024-07-02): Updated HOI provided	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813995	xxxxxx	30657602	xxxxxx	06/05/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-11): Received Title Final document. Exception Cleared.	06/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813995	xxxxxx	30657603	xxxxxx	06/05/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-11): Received Title Final document. Exception Cleared.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813995	xxxxxx	30684514	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search was not performed on the Appraiser.		Reviewer Comment (2024-06-11): Received OFAC search for Appraiser. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813995	xxxxxx	30684517	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		A PPP addendum to the Note and PPP Rider to the DOT are required. The PPP rider to the DOT was not provided. Provide the corrected and executed DOT adding the rider, executed Rider, LOE to the borrower, evidence of delivery to the borrower, and the lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813995	xxxxxx	30684575	xxxxxx	06/05/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the Final Closing Statement for the C/O proceeds utilized for closing/reserves for the property on xxxxxx. Estimate only in file.		Reviewer Comment (2024-06-07): Received Final Closing Statement for the property on xxxxxx. Exception remains. Reviewer Comment (2024-06-06): No new document received however the file contain only Estimated Settlement Statement. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814642	xxxxxx	30663436	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Selling Agent, xxxxxx and Buyers Agent, xxxxxx		Reviewer Comment (2024-06-10): Received OFAC search for Settlement agent and Buyers Agent. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814642	xxxxxx	30684183	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-10): The investor guidelines require a PPP to the DOT.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813337	xxxxxx	30659898	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the full Operating Agreement. Amendment only provided.		Reviewer Comment (2024-06-24): Received Operation Agreement. Exception Cleared.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813337	xxxxxx	30659900	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-26): Received Articles of Organization. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813337	xxxxxx	30685237	xxxxxx	06/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of the ownership and ownership % for the business Corporacion xxxxxx. An LOE from an owner is not acceptable. Funds limited to the % owned.		Reviewer Comment (2024-06-07): Evidence of ownership and ownership % provided.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30656419	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final CD is not signed.		Reviewer Comment (2024-06-24): Final stamped closing statement provided Reviewer Comment (2024-06-10): Provide the final signed/stamped certified settlement statement. Final documents in file must be signed. Reviewer Comment (2024-06-07): Vesting has no bearing on this. The Final CD needs to be executed by the Guarantor for the LLC or provide the final signed/stamped certified settlement statement.	06/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30656518	xxxxxx	06/05/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-24): FTP provided	06/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30656727	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-10): Only the investor can provided compensation factors to waive conditions on their loans.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30657055	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The 1003, Note + Addendums and DOT + Riders vs. all other documents which reflect Drive. A look up of the USPS.com reflects address should be Drive. Provide the corrected 1003, corrected and executed Note + Addendums and DOT + Rider, LOE to borrower, evidence of delivery to borrower, and lender's letter of intent to re-record.	Reviewer Comment (2024-07-10): Corrected HOI and RCE provided

Reviewer Comment (2024-06-26): Lender provided a new CDA with the correct address in lieu of getting the old one corrected. Pending receipt of updated HOI and RCE with xxxxxx.

Reviewer Comment (2024-06-25): Received corrected Flood Cert. Pending receipt of corrected CDA, HOI, and RCE with xxxxxx.

Reviewer Comment (2024-06-24): Received corrected FTP. Pending receipt of corrected CDA, HOI, RCE and Flood Cert with xxxxxx.

Reviewer Comment (2024-06-21): Map provided reflecting the street reflects xxxxxx. Note+ Addendums, DOT + Riders are correct and Appraisal and 1004D updated to reflect xxxxxx. Pending receipt of corrected CDA, HOI, RCE, Flood Cert, and Title policy + title supplements which reflect xxxxxx.

Reviewer Comment (2024-06-17): An updated appraisal and 1004D were provided reflecting xxxxxx, however please review comments from xxxxxx  The Google Search provided has a look up address of xxxxxx which is the subject property. The Google search does not trump the USPS.com address nor title policy. Further, the google search image is not the same as the appraisal pic. The appraisal and 1004D reports now, are incorrect. Further, the appraisal report is not the only document in file that reflects xxxxxx.

Reviewer Comment (2024-06-13): The Google Search provided has a look up address of xxxxxx which is the subject property, however the Google Lookup is for xxxxxx. Further, the Google search does not trump the USPS.com address.
															07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30677882	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP signature only reflects the Guarantor name vs. Entity by Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-05-31): Client elects to waive			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30677896	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): The investor guidelines require a PPP rider to the DOT. Investor can elect to waive with verified compensation factors.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810810	xxxxxx	30677950	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title reflects taxes due and delinquent taxes that were not paid on the Final CD (items 2 and 3).		Reviewer Comment (2024-06-07): Tax Cert provided reflecting all taxes paid	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30656541	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-12): Received Approval. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30656542	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The file contains a Business Purpose Certificate; however, the principal amount is incorrect.		Reviewer Comment (2024-06-13): Received Business Purpose Certificate. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30656543	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The only Flood Certificate in the file is for the another property.		Reviewer Comment (2024-06-12): Received Flood Certificate. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30656544	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file only contains the participants detail report; which was not run on the Appraiser The full fraud report is required and it must include the run on the Appraiser.		Reviewer Comment (2024-06-26): Received Full Fraud Report. Exception cleared. Reviewer Comment (2024-06-12): Received OFAC search for Appraiser. Provide full fraud report. Exception remains.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30656559	xxxxxx	06/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The borrower is utilizing business bank statements from xxxxxx. Evidence of ownership and ownership % was not provided. Funds limited to the % owned.		Reviewer Comment (2024-06-26): Received Operating Agreement. Exception cleared. Reviewer Comment (2024-06-12): The borrower's name being on the bank statement has no bearing as there is no DBA. Evidence of ownership and ownership % in the business is required.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30657110	xxxxxx	06/05/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		When the mortgage is not reported on the credit report a VOM, evidence of recent payments for 6 months, payoff, and copy of note with terms is required. The subject mortgage is not on the credit report. The file contains the VOM, payoff and copy of the note; however, the evidence of recent payments for 6 months is missing.		Reviewer Comment (2024-06-13): Received 6 months payment history. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30684818	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		COGS in file is > 1 year old.		Reviewer Comment (2024-06-26): Received Certificate of Fact. Exception cleared. Reviewer Comment (2024-06-12): The Cert of Fact/Cert of Good Standing in file at time of review expired xxxxxx. The investor requires the the documents to be within 1 year of closing. The document can be repulled with current information.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30685012	xxxxxx	06/05/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-06-26): Received OFAC for settlement agent. Exception cleared. Reviewer Comment (2024-06-14): Provided OFAC is for the settlement company. Per guidelines the OFAC search is required for the individual. Exception remains. Reviewer Comment (2024-06-13): Cleared in error Reviewer Comment (2024-06-13): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent. Exception remains.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813386	xxxxxx	30685056	xxxxxx	06/05/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	If a property is listed for sale, the listing must be cancelled prior to the note date. The value will be based on the lesser of the lowest list price or appraised value. Provide the cancellation.		Reviewer Comment (2024-06-13): Cancellation provided. Last list price is lower than appraised value of xxxxxx and used to qualify per guidelines.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814615	xxxxxx	30658247	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-07): Received OFAC search for Settlement agent. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814615	xxxxxx	30684134	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP Rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812706	xxxxxx	30659452	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception- EMD deposit of $13845 was made via cash with income from xxxxxx that borrower runs and the funds are now seasoned 15 months but guidelines require 60 months. Investor to approve.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Credit Score 30+ points > minimum required	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812706	xxxxxx	30663565	xxxxxx	06/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. Mandatory Entity vesting in the state of xxxxxx unless the broker is licensed. Provide the active NMLS number.		Reviewer Comment (2024-06-07): NMLS provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813870	xxxxxx	30658632	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-11): Received OFAC search for Settlement agent. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813870	xxxxxx	30684040	xxxxxx	06/05/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence of ownership in the primary residence and evidence free and clear.		Reviewer Comment (2024-06-11): Documentation provided. A UCC 3 Termination is a form used to end a lender's interest in the collateral mortgage. It also indicates that the loan was paid in full.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814215	xxxxxx	30666714	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file is missing the final HUD/Settlement Statement/Closing Disclosure. The file only contains an estimated settlement statement.		Reviewer Comment (2024-06-13): Final stamped settlement statement provided Reviewer Comment (2024-06-11): The Final SS provided is not signed/stamped certified.	06/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813432	xxxxxx	30678488	xxxxxx	06/06/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy and Flood Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-06-11): Updated HOI and flood polices provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814049	xxxxxx	30677551	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade Ticket to Settlement agent.		Reviewer Comment (2024-06-11): Wire ticket provided	06/11/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814049	xxxxxx	30682662	xxxxxx	06/06/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2024-06-11): Authorization provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814049	xxxxxx	30691093	xxxxxx	06/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Liens on title marked paid at closing exceed the amount paid at closing. (Title $7,593.87; Payoff $4,847.47). Further, there is a second mortgage lien redlined out that does not appear to be done by the title company.		Reviewer Comment (2024-06-14): Updated title policy provided with title comments	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814049	xxxxxx	30691570	xxxxxx	06/06/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2024-06-25): Received OFAC and email confirming the settlement agent. Exception cleared.

Reviewer Comment (2024-06-21): OFAC provided for xxxxxx, however unclear if this is the settlement agent as the signature on the HUD is not legible. Lender to confirm name of settlement agent.

Reviewer Comment (2024-06-17): HUD is not signed by Settlement Agent. Therefore, unable to determine the settlement agent. Provide OFAC search for the settlement agent. Exception remains.

Reviewer Comment (2024-06-14): Received OFAC search for Appraiser. Provide OFAC search for settlement agent. Exception remains.

Reviewer Comment (2024-06-12): Received OFAC for Borrower and Loan Officer. Provide OFAC for Appraiser and Settlement Agent. Exception remains.
															06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	809227	xxxxxx	30690308	xxxxxx	06/06/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2024-06-07): Financial statement provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	809227	xxxxxx	30690320	xxxxxx	06/06/2024	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: xxxxxx	There is no evidence borrower has had any ownership in a residence in the last 36 months.		Reviewer Comment (2024-06-10): Per investor clarification, FTHB does not apply to xxxxxx and is allowed. Reviewer Comment (2024-06-09): No new documents received. However the guidelines state borrower cannot be a First Time Investor. Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-06-07): The condition is not asking for housing history. The 1003 reflects the borrower has no ownership in their primary residence as well as they own no additional properties per the 1003 or fraud report. DSCR FTHB are not allowed.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30677086	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-10): Received Certificate of Good Standing. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30677091	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-10): Received Wire Trade Ticket. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30677092	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-06-10): Received Purchase Agreement / Sales Contract. Exception cleared.	06/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30677103	xxxxxx	06/06/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note disclosed the city as xxxxxx, however, the HOI Dec Page disclosed the city as xxxxxx.		Reviewer Comment (2024-06-14): Received Insurance document with correct address. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30677108	xxxxxx	06/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note disclosed the city as xxxxxx, however, the Flood Cert disclosed the city as xxxxxx.		Reviewer Comment (2024-06-12): Updated flood cert provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30682400	xxxxxx	06/06/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background and ACH Forms.		Reviewer Comment (2024-06-10): Received copy of the Credit/Background and ACH Forms. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30682469	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2024-06-14): Received PUD Rider. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30691213	xxxxxx	06/06/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $10,000.00 is less than Cash From Borrower $123,549.36.	The bank account in file does not reflect the borrower as a joint account holder.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-24): Lender would like to waive

Reviewer Comment (2024-06-21): The individual is transferring funds from their personal acct. The individual is not a Guarantor on the loan. Further, the screen shot reflects the deposit was from savings 25 which was not provided. It seems like the individual transferred funds to the guarantor's account which transferred funds to the LLC account.  This is considered a gift. Further, a full bank statement was not provided.

Reviewer Comment (2024-06-18): The documentation provided is not acceptable. A full bank statement is required for xxxxxx and it must reflect the owner of the account. Further, the seller comments indicate the non-borrower account xxxxxx was used for sourcing. 1) The screen shot reflects from savings 25 which was not provided. 2) Since the borrower has no ownership in account xxxxxx, this would be considered a gift. No gift documentation was provided.

Reviewer Comment (2024-06-14): Please review the original condition. The xxxxxx account xxxxxx does not reflect the borrower or guarantor as a joint account. Non-Borrower accounts cannot be utilized.
																	06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30691214	xxxxxx	06/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The bank account in file does not reflect the borrower as a joint account holder.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-24): Lender would like to waive

Reviewer Comment (2024-06-21): The individual is transferring funds from their personal acct. The individual is not a Guarantor on the loan. Further, the screen shot reflects the deposit was from savings 25 which was not provided. It seems like the individual transferred funds to the guarantor's account which transferred funds to the LLC account.  This is considered a gift. Further, a full bank statement was not provided.

Reviewer Comment (2024-06-18): The documentation provided is not acceptable. A full bank statement is required for xxxxxx and it must reflect the owner of the account. Further, the seller comments indicate the non-borrower account xxxxxx was used for sourcing. 1) The screen shot reflects from savings 25 which was not provided. 2) Since the borrower has no ownership in account xxxxxx, this would be considered a gift. No gift documentation was provided.

Reviewer Comment (2024-06-14): Please review the original condition. The xxxxxx account xxxxxx does not reflect the borrower or guarantor as a joint account. Non-Borrower accounts cannot be utilized.
																	06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813872	xxxxxx	30691568	xxxxxx	06/06/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2024-06-21): OFAC for settlement agent provided

Reviewer Comment (2024-06-19): Received OFAC for Real Estate Agents. Pending OFAC search run for Settlement Agent. Exception remains.

Reviewer Comment (2024-06-17): Received OFAC for xxxxxx, however the person signed the Closing Statement does not match with the name provided on the OFAC, also we are unable to determine the settlement agent name. The OFAC is also pending for Real Estate Agents. Exception remains.

Reviewer Comment (2024-06-14): Received OFAC for Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers. Pending OFAC SDN Name screening for Real Estate Agents, Settlement Agents. Exception remains.
															06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30681775	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final CD in file is not signed and dated by the borrower.		Reviewer Comment (2024-06-11): Signed and dated CD provided	06/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30681781	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30681786	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-12): Client elects to waive with valid compensation factors Reviewer Comment (2024-06-11): Only the investor can provide compensation factors to waive conditions.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30697122	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-05): Client elects to waive			06/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30697235	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Entity.		Reviewer Comment (2024-06-17): Received Trust document. Exception cleared. Reviewer Comment (2024-06-10): The deed provided reflects this is from Trust No. xxxxxx with full power and authority to the Borrowing Entity. However, Trust on title is xxxxxx.	06/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	810811	xxxxxx	30697237	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		The title is currently vested in Trust No. xxxxxx with the LLC as the Trustee. Provide the trust agreement.		Reviewer Comment (2024-06-18): Received deed which reflects Trust No.xxxxxx. Exception cleared. Reviewer Comment (2024-06-10): The deed provided reflects this is from Trust No. xxxxxx with full power and authority to the Borrowing Entity. However, Trust on title is xxxxxx.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813986	xxxxxx	30682780	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-11): Received OFAC search for Settlement agent. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813986	xxxxxx	30697347	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811778	xxxxxx	30683469	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers living rent free is generally a red flag and may be considered on a case-by-case basis with compelling evidence of continued occupancy. xxxxxx lives rent free. Lender exception in file. Investor must approved.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811778	xxxxxx	30683607	xxxxxx	06/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vesting in an Entity is mandatory in the state of xxxxxx if the broker doesn't have an active NMLS license. Mandatory Entity vesting in the state of xxxxxx unless the broker is licensed. Provide the active NMLS number.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811778	xxxxxx	30698980	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The policy provided is the Cert of Liability only.		Reviewer Comment (2024-06-13): Received HOI Policy. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811778	xxxxxx	30698987	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Provide Business Purpose Certificate for xxxxxx.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813253	xxxxxx	30682952	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-06-28): Received Ach information form. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813253	xxxxxx	30683023	xxxxxx	06/07/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The OFAC red flag for the appraiser was not addressed in the file.		Reviewer Comment (2024-06-17): An OFAC search for the appraiser with no results found was provided.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813308	xxxxxx	30683939	xxxxxx	06/07/2024	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.		Guidelines do not allow rural properties. The appraisal does not reflect the property is located in a xxxxxx; however, 1 of the comparable sales is more than 5 miles from the subject, which is considered to be rural per the guidelines. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813308	xxxxxx	30683974	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the seller, xxxxxx.		Reviewer Comment (2024-06-27): Received updated Fraud Report. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813308	xxxxxx	30684018	xxxxxx	06/07/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $517,659.23 is less than Cash From Borrower $534,490.50.	Funds not transferred to a xxxxxx bank account can only be utilized for reserves. Account # xxxxxx is a foreign account. Further, the borrower's xxxxxx account xxxxxx is limited to 95% usability as that is the borrower's ownership %. Access letter has no bearing on this.		Reviewer Comment (2024-06-17): Additional statements and evidence of ownership of funds provided. See added condition. Reviewer Comment (2024-06-14): Account xxxxxx is in the name of a business. Evidence of ownership and ownership % was not provided. Account cannot be added until this is received. Reviewer Comment (2024-06-14): We do not have account statements for xxxxxx. Provide the bank statements for review. Only an asset worksheet was provided.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813308	xxxxxx	30699650	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects the property is in a PUD. However, the DOT does not include a PUD rider. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813308	xxxxxx	30818507	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		All non-borrowing owners of the business must provide a signed and dated letter acknowledging the transaction and confirming the borrower’s access to funds in the account (account xxxxxx).		Reviewer Comment (2024-06-26): Received evidence of access to fund from non-borrower. Exception cleared.	06/26/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814534	xxxxxx	30683604	xxxxxx	06/07/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Borrower credit and background authorization and ACH is missing from file.		Reviewer Comment (2024-06-07): Authorization and ACH provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814534	xxxxxx	30698630	xxxxxx	06/07/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-14): Received OFAC searches. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813568	xxxxxx	30692337	xxxxxx	06/10/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects city name as xxxxxx vs xxxxxx as per Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): Address affidavit is not acceptable. All addresses must match.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813568	xxxxxx	30692342	xxxxxx	06/10/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal report reflects city name as xxxxxx vs xxxxxx as per Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): Address affidavit is not acceptable. All addresses must match.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813568	xxxxxx	30700279	xxxxxx	06/10/2024	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		3% is the max for investment properties which would be $11,557.20. Seller contributed $19,108.45 per Final CD (xxxxxx on purchase contract).		Reviewer Comment (2024-06-12): Final CD provided. Reflects seller credit of $10,301.40	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813568	xxxxxx	30700296	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects city of xxxxxx vs. Note which reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): Address affidavit is not acceptable. All addresses must match.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813567	xxxxxx	30709695	xxxxxx	06/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-12): Clearance LOE provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810812	xxxxxx	30690385	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-11): Only the investor can provide compensation factors to waive conditions.			06/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810812	xxxxxx	30691276	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-11): Received OFAC search for Settlement agent. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810812	xxxxxx	30699965	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage lien for the subject property does not appear on the credit report. Provide a copy of the original Note. Payoff, VOM & 6 months pay history were provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-16): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-10): The DOT is not acceptable in lieu of the original Note. Provide the original Note for the xxxxxx lien.

Reviewer Comment (2024-06-25): Per the LOE provided, the lender took the property back via foreclosure and then sold it to our current Guarantor in which they took out a loan for xxxxxx. That is the Note that needs to be provided. The Note provided is not for our borrower. If the xxxxxx is just the servicer, then the original lien holder for the xxxxxx Note will need to be contacted for a copy. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-13): Received Note document is in amount of xxxxxx, however the Note document required is in amount of xxxxxx, which was originated on xxxxxx . Exception remains.

Reviewer Comment (2024-06-12): No new document received. Please try uploading again and provide document as comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-06-11): The mortgage lien for the subject property does not appear on the credit report. Provide a copy of the original Note. Exception remains.
																	07/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810812	xxxxxx	30699969	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-05): Client elects to waive			06/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810812	xxxxxx	30699973	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810815	xxxxxx	30690539	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-11): Only the investor can provide compensation factors to waive conditions.			06/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810815	xxxxxx	30690653	xxxxxx	06/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-11): Received Supplement report. Exception cleared.	06/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810815	xxxxxx	30695004	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810815	xxxxxx	30700058	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-06-05): Client elects to waive			06/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813832	xxxxxx	30709759	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is judgement on title (item #6 xxxxxx) was not addressed. Payoff in file for lien paid on HUD is for item #5 for xxxxxx lien from xxxxxx.		Reviewer Comment (2024-06-27): Supplement provided from title company stating xxxxxx will not appear on the policy.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30695422	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff, VOM and 6 months pay history were provided. Provide a copy of the original Note.		Reviewer Comment (2024-06-27): All required documents have been provided.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30695492	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-27): An OFAC report for all required persons was provided.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30709835	xxxxxx	06/10/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors			06/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30709899	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided		Per the 1008, the lender utilized STR income of $3,467 x 80% to qualify. Transaction is a Refinance. Rentalizer only allowed on Purchases. Per guidelines, provide the most recent 12-month rental history statement from the 3rd party rental/management service. The statement must identify the subject property/unit, rents collected for the previous 12-months, and all vendor management fees. The qualifying rental income must be net of all vendor or management fees or the most recent 12-month bank statements from the borrower evidencing short term rental deposits. Borrower must provide rental records for the subject property to support monthly deposits.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-27): The client elects to waive.			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30709980	xxxxxx	06/10/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Per the appraisal, the subject was listed for sale for xxxxxx at the time of the inspection per the listing agent. There is no evidence of cancellation. If a property is listed for sale, the listing must be cancelled prior to the note date. The value will be based on the lesser of the lowest list price or appraised value if the listing cancellation is < 6 months from the loan application date.		Reviewer Comment (2024-06-27): Evidence of cancellation was provided.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813976	xxxxxx	30709994	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement in file is not signed.		Reviewer Comment (2024-06-27): A signed operating agreement was provided.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30692789	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-14): Articles provided Reviewer Comment (2024-06-13): The Operating Agreement was provided which is not the filed Articles of Org/Formation. Provide the filed Articles. Reviewer Comment (2024-06-13): Document requested not received please provided document requested as per original comments. Exception remains.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30692795	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-13): EIN provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30692804	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing.		Reviewer Comment (2024-06-17): Received Guarantor Agreement. Exception cleared.	06/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30696165	xxxxxx	06/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-11): Docs for high risk red flags provided. All properties are on 1003.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30696166	xxxxxx	06/10/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal Consent required on Entity loans in community property states.		Reviewer Comment (2024-06-17): Spousal consent provided Reviewer Comment (2024-06-14): The LOE is not acceptable. The spouse not having ownership in the Entity has no bearing on this. The investor guidelines require spousal consents on Entity loans in community property states.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811719	xxxxxx	30710157	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the subject is not completed. Part I, items #2, 3, 4, 5, 6, 7, 8, and 9 were not completed.		Reviewer Comment (2024-06-11): Updated VOM provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	809921	xxxxxx	30690825	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR for the primary residence was completed by a non-institutional/private landlord. 6 months cancelled checks required. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors			06/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	814309	xxxxxx	30691740	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-11): Received 1008. Exception Cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814309	xxxxxx	30691923	xxxxxx	06/10/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 648 is less than Guideline representative FICO score of 660.	Minimum for C/O with a DSCR 1.00+.		Reviewer Comment (2024-06-13): Updated credit report provided with increased score dated prior to closing. Minimum FICO requirements met.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814309	xxxxxx	30696229	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, if the mortgage lien does not report on credit, additional documents are required. VOM and payoff are in file for the subject property. Pending copy of the original Note and most recent 6 months payment history.		Reviewer Comment (2024-06-12): Received Original Note and recent payment history. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814309	xxxxxx	30696268	xxxxxx	06/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-12): Clearance report provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814309	xxxxxx	30716558	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is no pull date on the document provided. Must be within 1 year of closing.		Reviewer Comment (2024-06-11): Received updated Certificate of Good Standing. Exception Cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813227	xxxxxx	30692000	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-06-12): Business Purpose Certificate received. Exception cleared	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813227	xxxxxx	30692001	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2024-06-12): Business Purpose Certificate received. Exception cleared	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813227	xxxxxx	30692169	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file is to allow the loan modification within the most recent 12 months. Modification date of xxxxxx .	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors			06/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813227	xxxxxx	30696488	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the borrower's primary residence. Modification, copy of the Note and VOM were provided. Missing 6 months pay history.		Reviewer Comment (2024-06-11): 6 month pay history provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812798	xxxxxx	30698715	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The Credit Supplement reflects only 6 months of housing history for primary property. Guidelines requires 12 months of housing history.		Reviewer Comment (2024-06-13): Property profile report provided. Property was free and clear prior.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812798	xxxxxx	30699138	xxxxxx	06/10/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal reflects the property is located in a xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors			06/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812798	xxxxxx	30699944	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent.		Reviewer Comment (2024-06-24): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-06-18): Provided Fraud Report does not contain settlement agent xxxxxx. Exception remains. Reviewer Comment (2024-06-14): OFAC search not run on settlement agent. Exception remains.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809923	xxxxxx	30699167	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VOR completed by a private party without alternative documentation showing the most recent 6 month history(VOR completed by a private party, or any non institutional landlord must be supported by alternative documentation showing the most recent 6-month history). Investor exception in file.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-07): Client elects to waive with verified compensation factors			06/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	813570	xxxxxx	30695860	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser and settlement agent.		Reviewer Comment (2024-06-18): OFAC search run on appraiser and settlement agent. Exception cleared. Reviewer Comment (2024-06-14): Received OFAC search for appraiser. Provide OFAC search for Settlement Agent. Exception Remains.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813570	xxxxxx	30696596	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects the property is currently tenant occupied. The file contains a lease agreement; however, the lease date is xxxxxx , which is after the closing of the loan. A copy of the lease that is currently in place is required.		Reviewer Comment (2024-06-12): Received Lease Agreement. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814488	xxxxxx	30700045	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-11): Wire ticket provided	06/11/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814488	xxxxxx	30703283	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.		Reviewer Comment (2024-06-11): Authorization provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814488	xxxxxx	30703400	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. Global watch list on Fraud Report only included the guarantor and did not list the other participants. .	Reviewer Comment (2024-06-18): Received OFAC search for loan officer and seller. Exception cleared.

Reviewer Comment (2024-06-17): Additional OFAC's provided, however please review comments from 6/14: The OFAC for the seller's signor xxxxxx was not provided. Also, please advise the name of the loan officer as this is not found in the file.

Reviewer Comment (2024-06-14): OFAC not provided on actual Appraiser, xxxxxx, Settlement Agent (person who signed the Final HUD. Starts with an xxxxxx. Cannot make out the signature), Brokers on purchase contract, xxxxxx, Signors for Seller, xxxxxx. Also, please advise the name of the loan officer as this is not found in the file.

Reviewer Comment (2024-06-13): Received Ofac search for Appraiser, Loan officer and Borrower. We also need ofac search for Settlement Agent, Seller and Real Estate Agents.Exception Remains.
															06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814488	xxxxxx	30710398	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The Final HUD 1 reflects $109,343.97 in 1031 exchange funds transferred that were not documented in file.		Reviewer Comment (2024-06-21): Exchange documents provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814490	xxxxxx	30699919	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-11): Wire ticket provided	06/11/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814490	xxxxxx	30700365	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.		Reviewer Comment (2024-06-11): Authorization provided	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814490	xxxxxx	30710528	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. Global watch list on Fraud Report only included the guarantor and did not list the other participants.	Reviewer Comment (2024-06-18): Received OFAC search for all parties. Exception cleared.

Reviewer Comment (2024-06-17): Additional OFAC's provided, however please review comments from xxxxxx that were not met: OFAC not provided on actual Appraiser, xxxxxx. Also, please advise the name of the loan officer as this is not found in the file.

Reviewer Comment (2024-06-14): OFAC not provided on actual Appraiser, xxxxxx, Settlement Agent (person who signed the Final HUD. Starts with an xxxxxx. Cannot make out the signature), Brokers on purchase contract, xxxxxx, Signors for Seller, xxxxxx. Also, please advise the name of the loan officer as this is not found in the file.

Reviewer Comment (2024-06-13): Received OFAC for Borrower, Loan Officer and Appraiser. Pending OFAC search for Seller, Real Estate Agents, Settlement Agents. Exception remains.
															06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814490	xxxxxx	30710567	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The Final HUD 1 reflects $111,862.88 in 1031 exchange funds transferred that were not documented in file.		Reviewer Comment (2024-06-18): Exchange documents provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814138	xxxxxx	30700416	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed Term Sheet		Reviewer Comment (2024-06-13): Received Term Sheet. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814138	xxxxxx	30700419	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-10): Received Wire Trade Ticket. Exception Cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814138	xxxxxx	30703081	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.		Reviewer Comment (2024-06-10): Received Credit/Background Form. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814138	xxxxxx	30710702	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. Global watch list on Fraud Report only included the guarantor and did not list the other participants.		Reviewer Comment (2024-06-14): Received OFAC search. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814138	xxxxxx	30710736	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-06-10): CPL provided	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813918	xxxxxx	30700368	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-10): Wire Ticket provided	06/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813918	xxxxxx	30702977	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Form.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-14): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-06-10): The signature on the document does not match any of the signatures by the borrower.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813918	xxxxxx	30703024	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. OFAC search on Fraud Report only included borrower and did not list out the other required participants as part of the search.	Reviewer Comment (2024-06-19): Received OFAC search run on Settlement agent. Exception cleared.

Reviewer Comment (2024-06-18): Received OFAC search for Loan Officer. Provide HUD for settlement agent. Exception remains.

Reviewer Comment (2024-06-17): OFAC search not run on the Loan Officer xxxxxx, Also the HUD signed reflects xxxxxx, however OFAC provided is for xxxxxx. Exception remains.

Reviewer Comment (2024-06-14): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent. Exception remains.

Reviewer Comment (2024-06-12): Received same OFAC document which was already in file. Please provide the document which was requested on the original condition. Exception remains.
															06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813293	xxxxxx	30700320	xxxxxx	06/10/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $81,140.94 is less than Cash From Borrower $82,145.34.	There were multiple wires out of the bank statements to xxxxxx. Provide the wires to verify the funds were for this transaction.		Reviewer Comment (2024-06-24): Updated bank statement provided. Utilized funds up until closing on updated bank statement.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813293	xxxxxx	30700337	xxxxxx	06/10/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	There were multiple wires out of the bank statements to xxxxxx. Provide the wires to verify the funds were for this transaction.		Reviewer Comment (2024-06-24): Updated bank statement provided. Utilized funds up until closing on updated bank statement.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813293	xxxxxx	30703231	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Fraud Report and OFAC were not performed on the Real Estate Broker xxxxxx.		Reviewer Comment (2024-06-25): Received updated Fraud Report. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814777	xxxxxx	30700655	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-12): Received Approval. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814487	xxxxxx	30707136	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		File is missing the Wire Trade Ticket.		Reviewer Comment (2024-06-10): Wire Ticket provided	06/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814487	xxxxxx	30707458	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		File is missing a copy of the Credit/Background Authorization, Contact Information Form, and Property Management Agreement		Reviewer Comment (2024-06-11): Authorization provided Reviewer Comment (2024-06-11): Received contact information form and property management agreement. Pending receipt of credit/background authorization.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814487	xxxxxx	30710630	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The Final HUD 1 reflects $127,703.31 in 1031 exchange funds transferred that were not documented in file.		Reviewer Comment (2024-06-14): 1031 exchange bank statements provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814487	xxxxxx	30710640	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. Global watch list on Fraud Report only included the guarantor and did not list the other participants.		Reviewer Comment (2024-06-14): Received OFAC search for Settlement Agent. Exception cleared. Reviewer Comment (2024-06-12): OFAC search not run for Settlement Agent. Exception remains.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814136	xxxxxx	30705693	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet		Reviewer Comment (2024-06-14): Received Term Sheet. Exception Cleared. Reviewer Comment (2024-06-12): Provided Loan Term Sheet is not executed by Acceptance & Approval of Terms Offered. Provide the executed Term Sheet. Exception remains.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814136	xxxxxx	30705694	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Trade Ticket is missing		Reviewer Comment (2024-06-10): Received Wire Trade Ticket. Exception Cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814136	xxxxxx	30705714	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Background/Credit Authorization Missing.		Reviewer Comment (2024-06-10): Received Credit/Background Form. Exception cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814136	xxxxxx	30706029	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-06-10): Closing Protection Letter received. Exception Cleared.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814136	xxxxxx	30710744	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search required for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. Global watch list on Fraud Report only included the guarantor and did not list the other participants.		Reviewer Comment (2024-06-14): Received OFAC search. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813301	xxxxxx	30743309	xxxxxx	06/11/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file for subject being disclosed as a xxxxxx with xxxxxx acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	814120	xxxxxx	30707760	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-06-14): Received OFAC search for Settlement Agent. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814120	xxxxxx	30743381	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP addendum to the Note and PPP rider to the DOT. The PPP rider to the DOT was not provided. Provide the corrected and executed DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814120	xxxxxx	30744744	xxxxxx	06/11/2024	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-14): If escrows were not collected at time of closing/disbursement, then this will require an exception, regardless if documents are redrawn. Investor will need to consider waiving with valid compensation factors. Reviewer Comment (2024-06-12): The condition is not stating the flood insurance premium was not paid. Per guidelines, flood insurance must be escrowed.			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814283	xxxxxx	30707538	xxxxxx	06/11/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: AVM / Valuation Report date: xxxxxx	AVM reflects the subject property address with a unit number of xxxxxx vs. the Note which does not.		Reviewer Comment (2024-07-09): A CDA was provided with the address matching the Note.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814283	xxxxxx	30708051	xxxxxx	06/11/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-07-01): Updated HOI provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814283	xxxxxx	30743448	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search required for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents) per guidelines. No evidence was located in file of a Fraud or OFAC search on the Appraiser, Settlement Agent and Real Estate Broker.		Reviewer Comment (2024-07-01): Received Updated Fraud Report. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812867	xxxxxx	30710466	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run on appraiser, xxxxxx and Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-18): Fraud and OFAC search run on appraiser, xxxxxx and Settlement Agent, xxxxxx. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812867	xxxxxx	30710468	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied.		Reviewer Comment (2024-06-17): Lease Agreement provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812867	xxxxxx	30714274	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is missing the borrower's primary residence and the citizenship.		Reviewer Comment (2024-06-17): Updated 1003 provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813969	xxxxxx	30710486	xxxxxx	06/11/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	Investor exception in file as Credit score of 669 does not meet minimum guideline requirement of 680.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813969	xxxxxx	30743503	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent.		Reviewer Comment (2024-06-26): Received OFAC run on settlement agent. Exception cleared. Reviewer Comment (2024-06-21): No new documentation provided. Please try uploading again. Reviewer Comment (2024-06-17): The document provided is not for the party in question. Please review the original condition. Provided the Fraud and OFAC search for the Settlement Agent (see Final CD - xxxxxx). Reviewer Comment (2024-06-14): Document requested not received. Provide document requested as per original comments. Exception remains.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813969	xxxxxx	30743521	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Unanimous Consent is required. The Operating Agreement reflects debt may not be obtained or secured without all members consent. Sections 2.6 and Section 4.1 item B.		Reviewer Comment (2024-06-13): Resolution provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813969	xxxxxx	30743927	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the driver's license, the primary address is xxxxxx. Provide the corrected 1003 on page 1 and under REO section.		Reviewer Comment (2024-06-17): Updated 1003 provided Reviewer Comment (2024-06-13): Page 1 was corrected only. The REO section for the primary residence was not corrected.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813972	xxxxxx	30710634	xxxxxx	06/11/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	Investor exception in file for Fico of 669 not meeting guidelines of 680.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710646	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-13): Received EIN. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710648	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-13): Received Flood Certificate. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710652	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-13): Received HOI Policy. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710660	xxxxxx	06/11/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-06-13): OFAC provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710662	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-06-13): Received Operating Agreement. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710666	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-13): Received Certificate of Good Standing. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710667	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-13): Received Articles of Organization/Formation. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710678	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Cannot reflect any mortgage liens due to delayed financing.		Reviewer Comment (2024-06-13): Received Title Commitment. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30710725	xxxxxx	06/11/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-13): Received CDA. Exception cleared.	06/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30713801	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents	Reviewer Comment (2024-07-03): Received Fraud Report. Exception cleared.

Reviewer Comment (2024-07-01): Received OFAC Searches. Pending receipt of full fraud report. Exception remains.

Reviewer Comment (2024-06-28): There is no evidence xxxxxx is the full name. The name needs to be run as it is disclosed. Further, the full fraud report was not provided. Please provide the full fraud report as well as the fraud and OFAC run for the Loan Officer, xxxxxx.

Reviewer Comment (2024-06-26): Requested document not received. Please see the comment dated xxxxxx and provide the document. Exception remains.

Reviewer Comment (2024-06-21): Search not run on the Loan Officer, xxxxxx. Name is misspelled. Further, per previous comments, the full fraud report was not provided.

Reviewer Comment (2024-06-13): The full Fraud Report was not provided for the borrower. Provide the full Fraud Report. After, participant list will be checked.
															07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30713872	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		Delayed Financing: Provide the purchase H xxxxxx lement Statement. Cannot reflect any mortgage liens due to delayed financing.		Reviewer Comment (2024-06-13): Purchase closing statement provided. No mortgage liens.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30743652	xxxxxx	06/11/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Delayed Financing is considered cash out. C/O transactions are not allowed on First Time Investors. The investor exception in file is only for FICO score not meeting the minimum for first time investor. This is a separate exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-13): The document provided is not an exception form. The investor must provide the approved exception form with valid comp factor or comments in xxxxxx for waiver.			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30743692	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Unanimous Consent is required. The Operating Agreement reflects debt may not be obtained or secured without all members consent. Sections 2.6 and Section 4.1 item B.		Reviewer Comment (2024-06-13): Received Corporate Resolution. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30743727	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimated only in file.		Reviewer Comment (2024-06-17): The final HUD-1 was provided. Reviewer Comment (2024-06-13): The Final HUD provided is not signed or stamped certified.	06/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30743791	xxxxxx	06/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the modification agreement for the primary residence (credit report reflects modified).		Reviewer Comment (2024-06-13): Modification agreement provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	813972	xxxxxx	30743936	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the driver's license, the primary address is xxxxxx. Provide the corrected 1003 on page 1 and under REO section.		Reviewer Comment (2024-06-12): Final 1003 provided reflects correct primary address.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No
xxxxxx	814040	xxxxxx	30710924	xxxxxx	06/11/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Delayed Financing is considered cash out. C/O transactions are not allowed on First Time Investors. The investor exception in file is only for FICO score not meeting the minimum for first time investor. This is a separate exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814040	xxxxxx	30710958	xxxxxx	06/11/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	Credit score of 669 did not meet guideline minimum requirement of 680 for first time investor. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-10): Client elects to waive with verified compensation factors			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814040	xxxxxx	30743806	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Unanimous Consent is required. The Operating Agreement reflects debt may not be obtained or secured without all members consent. Sections 2.6 and Section 4.1 item B.		Reviewer Comment (2024-06-17): UC provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814040	xxxxxx	30743819	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file.		Reviewer Comment (2024-06-17): The Final HUD was provided.	06/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814040	xxxxxx	30743838	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent.		Reviewer Comment (2024-06-25): Received OFAC for the individual signed the final HUD. Exception cleared. Reviewer Comment (2024-06-21): No new documents provided. Please try uploading again. Reviewer Comment (2024-06-17): The OFAC provided is not for the individual in question. Settlement Agent individual is required (person who signed/stamped the Final HUD)	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814040	xxxxxx	30743922	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the driver's license, the primary address is xxxxxx. Provide the corrected 1003 on page 1 and under REO section.		Reviewer Comment (2024-06-17): Received corrected 1003. Exception cleared. Reviewer Comment (2024-06-13): The corrected application is not for this loan. It is for a property on xxxxxx.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814727	xxxxxx	30709081	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814727	xxxxxx	30709720	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud & OFAC search is missing for Appraiser xxxxxx.		Reviewer Comment (2024-06-14): Received OFAC search for appraiser. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810813	xxxxxx	30709719	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810813	xxxxxx	30709722	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810813	xxxxxx	30752695	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-11): Client elects to waive			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810813	xxxxxx	30752765	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title policy reflects due and delinquent taxes that were not paid on the Final CD.		Reviewer Comment (2024-06-14): Supplemental report provided reflecting taxes paid.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812737	xxxxxx	30707892	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run on appraiser xxxxxx. The search in file reflects incorrect last name as xxxxxx.		Reviewer Comment (2024-06-19): Received updated Fraud Report. Exception cleared.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812737	xxxxxx	30744889	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects the property is in a PUD as well as there is a Blanket HOI policy. The DOT does not reflect a PUD rider attached. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812737	xxxxxx	30744912	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Entity vesting required in the State of xxxxxx unless broker holds an active NMLS license. Provide the broker's NMLS license.		Reviewer Comment (2024-06-13): NMLS provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30708823	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-06-27): Received OFAC searches run on the Settlement Agent. Exception cleared. Reviewer Comment (2024-06-21): The same fraud report was provided that was in file at time of review. Please review the original condition. Fraud and OFAC searches not run on Settlement Agent xxxxxx. Reviewer Comment (2024-06-19): No new document received. Please try uploading again. Exception remains.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30708827	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-18): Approval provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30708828	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the unexpired Perm Resident Card.		Reviewer Comment (2024-06-26): Perm resident card provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30708847	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Participant list only provided.		Reviewer Comment (2024-06-18): Frau Report provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30708989	xxxxxx	06/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects property address as xxxxxx per Note.		Reviewer Comment (2024-06-27): Updated flood cert provided Reviewer Comment (2024-06-26): Document not provided. Please try uploading again.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814880	xxxxxx	30745859	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2024-07-16): Received updated Occupancy Declaration form. Reviewer Comment (2024-06-21): The same document was provided that was previously provided. Please see comments from 6/18: The Refinance Only Box is not checked. Must be updated by the borrower. Reviewer Comment (2024-06-21): No new documents received. Please try uploading again. Reviewer Comment (2024-06-18): The Refinance Only Box is not checked. Must be updated by the borrower.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	810814	xxxxxx	30707565	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus’ aggregate exposure to a single borrower and/or household shall not exceed $5,000,000 in current unpaid principal balance (UPB) or ten (10) loans. Investor exception in file, however comp factors are incorrect. This is a DSCR, therefore a DTI is not calculated.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810814	xxxxxx	30707772	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Appraisal indicates tenant occupied.	Reviewer Comment (2024-07-09): Received Pay history for the rent. Exception cleared.

Reviewer Comment (2024-06-28): Received Month-to-month Lease agreement. Per guidelines if lease is converted month-to-month, then most recent two (2) months proof of receipt is required evidence continuance of lease. Exception remains.

Reviewer Comment (2024-06-25): Received Notice of rent increase, which is not execute, also the terms not provided for the extension of lease. Received Lease Renewal Letter which specifies if tenant does not want to sign renewal lease, then tenant must vacant the property at the time the lease ends. Since the lease is expired. Provided extension of lease or current 2 months of receipt. Exception remains.

Reviewer Comment (2024-06-14): The only document found in file is an unexecuted notice of rent increase. Provide the full lease agreement as required per guidelines.
															07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810814	xxxxxx	30708043	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810814	xxxxxx	30708089	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. Copy of the Note, VOM & 6 months pay history were provided. Payoff is missing.		Reviewer Comment (2024-06-18): Received Payoff Letter. Exception cleared. Reviewer Comment (2024-06-14): The same documents were provided that were in file at time of review. Please review the original condition. Provide the payoff.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	810814	xxxxxx	30752784	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note PPP addendum does not reflect the Entity name. Only reflects the Guarantor name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note PPP addendum, LOE to borrower and evidence of the deliver to the borrower.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-11): Client elects to waive			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813616	xxxxxx	30720890	xxxxxx	06/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-14): FTP provided	06/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813616	xxxxxx	30721074	xxxxxx	06/12/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-06-14): FTP provided	06/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813616	xxxxxx	30745781	xxxxxx	06/12/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-18): Clearance report provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813521	xxxxxx	30712681	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		OFAC Search not run on Settlement Agent - xxxxxx and Loan Officer - xxxxxx		Reviewer Comment (2024-06-27): Updated report provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813521	xxxxxx	30713562	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-13): Received Approval. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813521	xxxxxx	30714259	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The loan has a Prepayment Penalty and the guidelines require a PPP Rider to the Security Instrument. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813521	xxxxxx	30753102	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the subject property does not appear on the credit report. Payoff provided. Provide the VOM, 6 month pay history and copy of the original Note.		Reviewer Comment (2024-06-27): VOM, pay history and copy of Note provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813523	xxxxxx	30724916	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813523	xxxxxx	30725231	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-13): Received Approval. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813523	xxxxxx	30726461	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-06-27): Updated fraud report provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813523	xxxxxx	30742024	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report. Payoff, 6 months pay history & copy of the Note were provided. Provide VOM.		Reviewer Comment (2024-06-27): VOM provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814236	xxxxxx	30713280	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade Ticket		Reviewer Comment (2024-06-12): Wire Ticket provided	06/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814236	xxxxxx	30713284	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Background and Credit Authorization is missing in file.		Reviewer Comment (2024-06-12): Authorization provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814236	xxxxxx	30745329	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-17): Received OFAC for all parties. Exception cleared. Reviewer Comment (2024-06-13): Received OFAC for Borrower, Loan Officer, Appraiser. However the file is missing OFAC SDN Name screening for Settlement Agent xxxxxx. Exception remains.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812837	xxxxxx	30715045	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-13): Approval provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812837	xxxxxx	30752908	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title reflects delinquent taxes that were not paid through close.		Reviewer Comment (2024-06-13): Supplemental report and tax cert provided reflecting taxes paid and will not appear on the final title policy.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812837	xxxxxx	30783926	xxxxxx	06/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are multiple PPP addendums to the Note in file with different terms. The DOT rider reflects 5% for 36 months. Provide the LOE to borrower and evidence of delivery to the borrower indicting which is the correct PPP.		Reviewer Comment (2024-06-17): An LOE to the borrower was provided.	06/17/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812838	xxxxxx	30752947	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx is < 400 square feet minimum per guidelines. Currently xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812838	xxxxxx	30753021	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title reflects delinquent taxes plus penalties that were not paid through close.		Reviewer Comment (2024-06-13): Supplemental report provided reflecting taxes paid and will not appear on the FTP.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814820	xxxxxx	30715818	xxxxxx	06/12/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-13): CU provided	06/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	814820	xxxxxx	30716276	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-14): Received updated Fraud Report. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	814820	xxxxxx	30746043	xxxxxx	06/12/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per guidelines, first time investors must have owned a primary residence for at least 1 year. Borrower just purchased primary residence 3 months ago and previously rented prior to that.		Reviewer Comment (2024-06-17): Title and evidence of ownership in LLC provided. Borrower has owned a non-primary REO for > 1 year. Considered experienced per guidelines. Ownership of a primary for 1 year is limited to FTI only.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	813519	xxxxxx	30717672	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-27): Updated fraud report provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813519	xxxxxx	30742358	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report. Payoff, VOM & 6 months pay history were provided. Provide copy of the Note for the subject property.		Reviewer Comment (2024-06-27): Copy of the Note provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30718004	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-06-18): Received Fraud Report, OFAC run on all parties. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30718005	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-06-18): Received Operating Agreement. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30718149	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage lien for the subject property does not appear on the credit report for the subject property. Provide 6 months pay history, payoff, and copy of the original Note. VOM in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-03): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-02): Received Payoff Statement. Pending a copy of the original Note. Exception remains. Reviewer Comment (2024-06-18): Received 6 months pay history. Pending a copy of the original Note and payoff. Exception remains.			07/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30718158	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the primary residence on xxxxxx. Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.)		Reviewer Comment (2024-06-26): VOR received. VOR is from a management company vs. private or non-instititual landlord. Cancelled checks not required. Reviewer Comment (2024-06-18): Received VOR is from the private party. Therefore 6-month history (cancelled checks, rental statements including payment history, etc.) is required. Exception remains.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30742578	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary property on xxxxxx is free & clear or the 12 month housing history.		Reviewer Comment (2024-06-19): Received Property history report verifying property free and clear. Exception cleared.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30746153	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The Final Title Policy provided reflects vesting in an individual. Per the DOT, the loan closed in an LLC. Provide the corrected Final Title Policy.		Reviewer Comment (2024-06-18): Updated FTP provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814879	xxxxxx	30746224	xxxxxx	06/12/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Judgment report in file from the NYC of xxxxxx and Earnings for $ xxxxxx dated xxxxxx .		Reviewer Comment (2024-06-20): Receipt of payment provided. Violation number matches docket number. Reflects settlement payment - less than actual judgment on ledger. Reviewer Comment (2024-06-17): The judgment is not on the title but against the borrowing LLC.	06/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	808632	xxxxxx	30757204	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-06-20): COGS provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808632	xxxxxx	30757236	xxxxxx	06/13/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-06-18): Updated commitment provided	06/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808632	xxxxxx	30758009	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Commercial General Liability Insurance for 2-8 Mixed Use Properties is required in addition to Hazard Insurance. Commercial General Liability Insurance blanket policy against claims for personal injury, bodily injury, death, or property damage occurring upon, in or about any property, such insurance to be: • Per Occurrence Minimum Coverage: $1,000,000. • Aggregate Coverage: $2,000,000. • At least as broad as Insurance Services Office’s (ISO) policy form CG 00 01.		Reviewer Comment (2024-06-14): Cert of Liability insurance provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	808632	xxxxxx	30758011	xxxxxx	06/13/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2024-06-18): Dec page provided with premium.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814641	xxxxxx	30744459	xxxxxx	06/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note shows address as xxxxxx and CDA reflects an address of xxxxxx.		Reviewer Comment (2024-06-18): Updated desk review provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814641	xxxxxx	30749052	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-18): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30744490	xxxxxx	06/13/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit no. is missing.		Reviewer Comment (2024-06-17): An updated Flood Cert was provided.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30744523	xxxxxx	06/13/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The loan does not meet the minimum 12 month reserve requirement for an escrow waiver. 1031 exchange funds cannot be utilized for reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30749656	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-17): Received Fraud and OFAC searches on Settlement Agent. Exception cleared	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30749810	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-06-17): Received HOA Questionnaire. Exception cleared.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30757186	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The CD reflects there is a PPP, however the PPP was not provided.		Reviewer Comment (2024-06-17): PPP to note provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes
xxxxxx	814057	xxxxxx	30757195	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the Note and PPP rider to the DOT are required. The DOT does not contain a PPP rider. Provide the corrected and executed DOT and PPP rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814057	xxxxxx	30757241	xxxxxx	06/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration is > 60% and OO units are < 40%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813985	xxxxxx	30745902	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-18): Updated HOI provided Reviewer Comment (2024-06-17): The HOI provided has effective date of xxxxxx and expiration date of xxxxxx .	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813985	xxxxxx	30745904	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-06-20): Ops Agreement provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813985	xxxxxx	30753020	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Loan Officer, xxxxxx		Reviewer Comment (2024-06-18): Received updated Fraud Report. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813985	xxxxxx	30753407	xxxxxx	06/13/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal completion date is xxxxxx which is post close. Provide the pre-close appraisal.		Reviewer Comment (2024-06-17): Preclose appraisal provided	06/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813985	xxxxxx	30819223	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-06-19): Received Purchase Contract. Exception cleared.	06/19/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811881	xxxxxx	30746353	xxxxxx	06/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Coverage of xxxxxx does not meet required minimum coverage of the loan amount of xxxxxx. Investor Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-11): Client elects to waive with verified compensation factors			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811881	xxxxxx	30757461	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP cert reflects the Seller as the currently vested LLC vs. the Lender.		Reviewer Comment (2024-06-18): Received updated Business Purpose Certificate. Exception Cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813317	xxxxxx	30743891	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813317	xxxxxx	30768851	xxxxxx	06/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception to not provided 12 month housing history on subject property. Unable to prove loan opened xxxxxx and closed xxxxxx (within the past 12 months).	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814073	xxxxxx	30757948	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814073	xxxxxx	30758073	xxxxxx	06/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the borrower's primary residence. VOM and 6 months pay history was provided. Please provide copy of the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors			06/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814073	xxxxxx	30769037	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is no pull date. Must be within 1 year of closing.		Reviewer Comment (2024-06-18): Updated COGS provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813531	xxxxxx	30756183	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814262	xxxxxx	30758417	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the real estate broker, xxxxxx.		Reviewer Comment (2024-06-19): Received updated Fraud Report. Exception cleared.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814262	xxxxxx	30758458	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The loan has a prepayment penalty associated with; however, the file is missing the Prepayment Rider to Security Instrument, which is required by the guidelines. Provide the corrected and executed DOT, PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30758509	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided		Missing for xxxxxx.		Reviewer Comment (2024-06-24): Received Articles of Incorporation for xxxxxx. Exception cleared. Reviewer Comment (2024-06-18): The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30758510	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		Missing for xxxxxx.		Reviewer Comment (2024-06-24): Received Bylaws for xxxxxx. Exception cleared. Reviewer Comment (2024-06-18): The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30758512	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing for xxxxxx and xxxxxx.		Reviewer Comment (2024-06-24): Received Certificate of Good Standing. Exception Cleared. Reviewer Comment (2024-06-18): COGS provided for the LLC. Pending receipt of COGS for the Corporation. The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30758625	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided	Missing for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-09): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-26): Please review the comments from 6/26: The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-26): Please review the comments from 6/18: The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required.

Reviewer Comment (2024-06-24): Received W-9 for LLC. Provide Employer Identification Number (EIN) for xxxxxx. Exception remains.

Reviewer Comment (2024-06-18): The documents are required for for the Corporation as they are also guaranteeing the borrowing LLC and are listed on the Note. If the LLC is listed on the Note, the Entity documents are required.
																	07/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30758665	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-18): Received Approval. Exception Cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815342	xxxxxx	30771065	xxxxxx	06/17/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines, mortgagee should read xxxxxx. Currently only reflects xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-26): The same document was provided that was provided on xxxxxx Please review comments from the original condition and 6/18: Updated HOI reflects C/O xxxxxx vs. xxxxxx are required by the guidelines. Reviewer Comment (2024-06-18): Updated HOI reflects xxxxxx vs. xxxxxx are required by the guidelines.			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813340	xxxxxx	30753302	xxxxxx	06/17/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-03): Clearance documents provided Reviewer Comment (2024-07-02): The xxxxxx report addressing all red flags was not provided. Reviewer Comment (2024-07-01): The fraud report provided in file at time of review nor the updated report provided in trailing documents has the high risk red flags cleared/addressed. Provide the clearance LOE/Report.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813340	xxxxxx	30753371	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-06-22): Received updated Fraud Report. Exception cleared.	06/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815338	xxxxxx	30758337	xxxxxx	06/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-26): Received Title Final. Exception cleared.	06/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815338	xxxxxx	30758338	xxxxxx	06/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-26): Received Title Final. Exception cleared.	06/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815338	xxxxxx	30763271	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815338	xxxxxx	30783793	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects xxxxxx for collections, judgments and liens to the franchise tax board. There are no liens on the title report for this. Provide evidence the nature of these obligations are business related. Personal debt cannot be paid on a DSCR loan.		Reviewer Comment (2024-06-28): Payoffs provided reflecting liens are against a business owned by the borrower (Articles in file to support ownership of business).	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30758527	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-20): HOI provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30758528	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-06-22): Received Tax certificate. Exception cleared.	06/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30758638	xxxxxx	06/17/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower has owned the subject property for less than 1 year and the mortgage on the credit report for an additional property has only been opened since xxxxxx 23; therefore, borrower is considered a First Time Investor. Borrower does not meet the First Time Investor requirements as the borrower lives rent free and does not own their primary residence for at least 1-year. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30784094	xxxxxx	06/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require ownership less than 1 year but at least 6 months to be qualified using the lower of the current appraised value or the property’s purchase price plus documented improvements. The lender used the higher appraised value to qualify the loan. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30784097	xxxxxx	06/17/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		C/O transactions are not allowed on First Time Investors. The original loan to purchase the property was $xxxxxx. Based on the payment history, the borrower took out an additional xxxxxx from the loan. Refinance of a previous loan that provided cash out, as measured from the previous note date to the application date, and is seasoned less than 12-months, will be considered a cash out refinance. Investor exception only addresses rent free, seasoning and EAD. This would be considered a separate exception.		Reviewer Comment (2024-06-24): Title report with REO property owned > 1 year along with evidence of ownership in owning LLC provided. Borrower is considered experienced.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30784109	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Transaction is ineligible if there has been a prior cash-out transaction within the past six (6) months. The original loan to purchase the property was $xxxxxx. Based on the payment history, the borrower took out an additional xxxxxx from the loan. Refinance of a previous loan that provided cash out, as measured from the previous note date to the application date, and is seasoned less than 12-months, will be considered a cash out refinance. Investor exception only addresses rent free, seasoning and EAD. This would be considered a separate exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors			07/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814768	xxxxxx	30784112	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file contains an EAD card for the borrower; however, it expires within 6 months of the application and is pending asylum status. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30759097	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-06-24): Received Tax Certificate. Exception Cleared. Reviewer Comment (2024-06-21): The tax cert provided is not for the subject property	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30759127	xxxxxx	06/17/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower has owned the subject property for less than 1 year and the mortgage on the credit report for an additional property has only been opened since xxxxxx 23; therefore, borrower is considered a First Time Investor. Borrower does not meet the First Time Investor requirements as the borrower lives rent free and does not own their primary residence for at least 1-year. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30763108	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-21): Updated fraud/ofac search provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30784277	xxxxxx	06/17/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require ownership less than 1 year but at least 6 months to be qualified using the lower of the current appraised value or the property’s purchase price plus documented improvements. The lender used the higher appraised value to qualify the loan. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30784278	xxxxxx	06/17/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		C/O transactions are not allowed on First Time Investors. Investor exception only addresses rent free, seasoning and EAD. This would be considered a separate exception.		Reviewer Comment (2024-06-24): Title report with REO property owned > 1 year along with evidence of ownership in owning LLC provided. Borrower is considered experienced.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30784286	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file contains an EAD card for the borrower; however, it expires within 6 months of the application and is pending asylum status. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814769	xxxxxx	30784327	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment is required. The Cert of Good Standing States this cert shall not imply that all fees have been paid.	Reviewer Comment (2024-06-28): Clear tax search provided along with evidence xxxxxx no longer requires franchise tax.

Reviewer Comment (2024-06-26): The other loans were LLC's not Corporations. LLC's do not need evidence of this, only Corporations. Provide evidence of receipt of current year franchise tax payment or clear search or evidence from the State of xxxxxx that there isn't any franchise tax.

Reviewer Comment (2024-06-24): A google search or legalzoom search is not acceptable. Something from the State of xxxxxx website will need to be provided to verify no franchise tax.

Reviewer Comment (2024-06-20): If all COGS reflect this then evidence the current year franchise tax has been paid is required obtained from the State.
															06/28/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814110	xxxxxx	30763705	xxxxxx	06/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-20): FTP provided	06/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814110	xxxxxx	30767951	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Rider to the Security Instrument when there is a prepayment penalty on the loan, which was not provided in the file. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814110	xxxxxx	30783963	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title policy reflects a mortgage lien that was not paid through closing.		Reviewer Comment (2024-06-20): Clear FTP provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814110	xxxxxx	30783974	xxxxxx	06/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The HOI does not cover at minimum the loan amount or estimated cost new. The RCE provided is not acceptable as it is from xxxxxx and loan closed xxxxxx. Provide the updated RCE.		Reviewer Comment (2024-06-20): Received RCE. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30763899	xxxxxx	06/17/2024	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-21): A fraud check was provided. Reviewer Comment (2024-06-21): No new documents received. Please try uploading again	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30763917	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the settlement agent, xxxxxx.		Reviewer Comment (2024-06-21): A fraud participant list was provided. Reviewer Comment (2024-06-21): No new documents received. Please try uploading again	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30763963	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-07-10): Received Verification of Identification for all borrowers. Exception Cleared. Reviewer Comment (2024-07-03): Received Verification of ID for borrower xxxxxx, we also need ID for co borrower xxxxxx. Exception Remains.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30780185	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The full fraud report is missing for the guarantor, xxxxxx.		Reviewer Comment (2024-06-27): Received Full Fraud Report for xxxxxx. Exception cleared. Reviewer Comment (2024-06-25): No new document received. Please try uploading again.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30780236	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the LLC from the Guarantor and provide the deed transferring property to Guarantor from previous owner as required per title report #8.		Reviewer Comment (2024-07-11): Received Deed transferring the property to the LLC rom the Guarantor. Exception cleared. Reviewer Comment (2024-07-03): Received deed for item #8. Pending receipt of deed transferring the property to the LLC at closing. Reviewer Comment (2024-06-20): The same deeds were provided that were in file at time of review. Please review the original condition. Provide the deed transferring the property to the LLC from the Guarantor and provide the deed transferring property to Guarantor from previous owner as required per title report #8.	07/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811656	xxxxxx	30780249	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title requires release of mortgages not paid through closing under items #6 & 7.		Reviewer Comment (2024-06-20): Final signed SS provided with both liens paid and separated out.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	811124	xxxxxx	30767226	xxxxxx	06/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City Name differs from Note.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-08): The endorsement provided is dated post-close. The pre-close policy must be corrected.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811124	xxxxxx	30767229	xxxxxx	06/17/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: City Name differs from Note.		Reviewer Comment (2024-07-08): Updated CDA provided Reviewer Comment (2024-07-03): Received corrected appraisal. Pending receipt of updated CDA. Reviewer Comment (2024-07-03): Received only Business entity listing. Please try uploading again. Exception Remains. Reviewer Comment (2024-06-28): Received the corrected CDA. Pending receipt of the corrected appraisal. Document was not received. Please try uploading corrected appraisal again.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811124	xxxxxx	30767237	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-03): Received Business entity listing. Exception Cleared. Reviewer Comment (2024-06-18): The guidelines require a COGS for all LLC's. It does not exempt new filings. Filing receipt is not acceptable.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811124	xxxxxx	30767504	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx and Appraiser, xxxxxx		Reviewer Comment (2024-06-21): Updated fraud search provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	811124	xxxxxx	30767982	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814256	xxxxxx	30790014	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814256	xxxxxx	30791616	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $5,726.95 does not match Calculated P&I of $6,019.31	The payment reflected is an xxxxxx however the Note does not reflect any I/O term nor an I/O addendum provided.		Reviewer Comment (2024-07-12): A corrected Note and LOE to the borrower with evidence of delivery were provided. Reviewer Comment (2024-07-10): Received corrected and executed Note with I/O verbiage. Provide the LOE to borrower and evidence of delivery to the borrower.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814205	xxxxxx	30767343	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Buyer's Agent, xxxxxx; Seller's Agent, xxxxxx; Sellers, xxxxxx		Reviewer Comment (2024-06-21): Updated fraud report provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814805	xxxxxx	30758986	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-21): Updated fraud report provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814805	xxxxxx	30759015	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.		Reviewer Comment (2024-07-12): Lease agreement received. Reviewer Comment (2024-06-20): The LOE is not acceptable. The guidelines require a lease when the property is tenant occupied.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813974	xxxxxx	30767421	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-06-17): Wire Ticket provided	06/17/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813974	xxxxxx	30768776	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-18): Received OFAC search run for all transaction participants. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813974	xxxxxx	30768894	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Missing Credit and Background Authorization		Reviewer Comment (2024-06-18): Authorization provided Reviewer Comment (2024-06-17): Authorization provided for xxxxxx. Authorization has not been provided for xxxxxx. xxxxxx CC information on xxxxxx authorization is not the same as the Verification, Background, and Credit Authorization form being provided for this individual.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813609	xxxxxx	30767366	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is xxxxxx acres; maximum is 2. Lender and Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): Client elects to waive with verified compensation factors			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813609	xxxxxx	30767373	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Seller, xxxxxx		Reviewer Comment (2024-06-18): Received updated Fraud Report. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815345	xxxxxx	30777487	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the settlement agent xxxxxx; sales associates xxxxxx and xxxxxx from the purchase contract.		Reviewer Comment (2024-06-20): Updated Fraud Report provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815345	xxxxxx	30778704	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Rider to the Security Instrument when there is a prepayment penalty on the loan, which was not provided in the file. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30777081	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-06-21): Estimated tax bill provided, however utilized 1.25% of purchase price for qualifying since tax rate was not provided. Reviewer Comment (2024-06-20): On DSCR loans, if a tax cert is requested, this will always be for the subject property	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30777102	xxxxxx	06/18/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 718 is less than Guideline representative FICO score of 720.	Minimum credit score 720 not met for escrow waiver. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-14): Client elects to waive with verified compensation factors			06/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30777133	xxxxxx	06/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-21): FTP provided	06/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30777225	xxxxxx	06/18/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-21): FTP provided	06/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30777373	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run for settlement agent, xxxxxx		Reviewer Comment (2024-06-21): Update fraud search provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814549	xxxxxx	30906645	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The Final Title Policy vesting reflects joint tenants vs. the DOT which reflects community property.		Reviewer Comment (2024-06-24): Updated FTP provided	06/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815343	xxxxxx	30770070	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Rider to the Security Instrument when there is a prepayment penalty on the loan, which was not provided in the file. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815343	xxxxxx	30770171	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the signor for the selling business entity, xxxxxx, and the real estate broker, xxxxxx.		Reviewer Comment (2024-07-02): Received OFAC Search run on xxxxxx, and the real estate broker, xxxxxx. Exception cleared. Reviewer Comment (2024-06-28): Provided Fraud report reflects signor of the business entity as xxxxxx. However the correct name is xxxxxx. Exception remains. Reviewer Comment (2024-06-26): Received OFAC for signor of the real estate broker. Provided OFAC for the signor for the selling business entity reflects name as xxxxxx. However the name of the signor is xxxxxx. Exception remains.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813418	xxxxxx	30796985	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HO6 policy reflects the dwelling use is vacation/short term rental, however there is a long term lease signed for the subject property.		Reviewer Comment (2024-06-27): Per client, not concerned with the HOI being corrected as they indicated property could have been previously a STR prior to long term lease being provided. 1007 also in file. Requested clearance.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813418	xxxxxx	30796994	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects N/A for "Seller". This should reflect the Lender name.		Reviewer Comment (2024-06-27): Received Updated Business Purpose Certificate. Exception Cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814725	xxxxxx	30770179	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814725	xxxxxx	30770269	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Selling Agent, xxxxxx; Settlement Agent, xxxxxx		Reviewer Comment (2024-06-24): Received Sam and OFAC Search. Exception cleared. Reviewer Comment (2024-06-21): Updated fraud report provided with searches, however new fraud report has additional high risk red flags not address - OFAC for xxxxxx and sam.gov for xxxxxx.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814725	xxxxxx	30797078	xxxxxx	06/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the Note for the primary residence. Mortgage statement reflects non-borrower, however, the fraud report verifies borrower is obligated to the loan. The mortgage statement does not always reflect all parties.		Reviewer Comment (2024-06-20): Received Note document in file is in name of non-borrower. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814308	xxxxxx	30770524	xxxxxx	06/18/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-06-26): Received updated HOI policy. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814308	xxxxxx	30770550	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-08): Received ACH information. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814308	xxxxxx	30772372	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Borrower's Broker, xxxxxx; Seller's Broker, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-06-26): Received Clearance Report with OFAC search. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814308	xxxxxx	30776033	xxxxxx	06/18/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Provide third party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.		Reviewer Comment (2024-06-26): Received Utility Bill. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813608	xxxxxx	30784340	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for xxxxxx Property on xxxxxx acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors			06/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	813322	xxxxxx	30807184	xxxxxx	06/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the primary residence does not appear on the credit report. VOM provided. Provide the 6 month pay history and copy of the original Note.		Reviewer Comment (2024-06-21): Copy of note, assumption of note and cancelled checks provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813322	xxxxxx	30807275	xxxxxx	06/18/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The borrower purchased the property > 6 months but < 12 months ago. Lower of the appraised value or purchase price + documented improvements is to be utilized to qualify. The 1008 reflects there are documented improvements of $41,380, however only 1 invoice for $10,000 was located in file. Provide the additional documented improvements.		Reviewer Comment (2024-06-20): Doc improvements provided. Updated LTV to purchase price + doc improvements xxxxxx+ 41,380.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813322	xxxxxx	30807317	xxxxxx	06/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the subject property has the incorrect lender listed. Has the current transaction lender vs. the lender holder. Provide the updated VOM.		Reviewer Comment (2024-06-25): Received updated VOM. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813082	xxxxxx	30777602	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Provide Florida Foreign Interest Affidavit		Reviewer Comment (2024-06-26): Received Citizenship Affidavit. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813082	xxxxxx	30777675	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement agent, xxxxxx.		Reviewer Comment (2024-06-27): Received updated Fraud Report. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813082	xxxxxx	30807404	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Cert has incorrect zip code.		Reviewer Comment (2024-07-02): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2024-06-27): Provided Business Purpose Certificate is an altered document. Exception remains.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813082	xxxxxx	30807406	xxxxxx	06/18/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA zip code is incorrect.		Reviewer Comment (2024-06-27): An updated CDA was provided.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30778927	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-03): Received EIN Document. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30778928	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-03): Operating Agreement Received. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30778931	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-07-03): Received corporate resolution. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30779255	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders do not reflect the Business Entity Name. Only reflects the guarantor’s name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed DOT + Assignment of Leases and Rents Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.		Reviewer Comment (2024-07-08): Delivered tracking provided Reviewer Comment (2024-06-27): Received LOE to borrower, LOI and mailing label. Tracking reflects label created only. Must reflect at minimum in transit or delivered. Reviewer Comment (2024-06-27): Received corrected and executed DOT + Rider. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30780223	xxxxxx	06/18/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal report reflects the property is located in a xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30780298	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The borrower is a foreign national. The guidelines require a copy of the borrower/guarantor's passport which was not provided.		Reviewer Comment (2024-07-08): Passport provided	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813942	xxxxxx	30780455	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note does not reflect the Business Entity Name. Only reflects the Guarantor Name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive			06/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813250	xxxxxx	30778837	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-21): HOI provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813250	xxxxxx	30778844	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership in xxxxxx. Assets limited to the borrower's ownership % in the business.		Reviewer Comment (2024-07-17): Received CPA Letter verifying ownership percentage of the business. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813250	xxxxxx	30778911	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		The final documents are signed by an Attorney-In-Fact for both borrowers; however, the Power of Attorney is not provided in the file.		Reviewer Comment (2024-06-21): POA provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813250	xxxxxx	30779227	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the appraiser and the settlement agent.		Reviewer Comment (2024-06-27): Received OFAC search for appraiser and settlement agent. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30791442	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied.		Reviewer Comment (2024-06-21): Lease agreement provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30791543	xxxxxx	06/19/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The borrower does not meet the minimum FICO score of 720 for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months or more	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30822973	xxxxxx	06/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff, VOM & 6 months pay history were provided. Provide copy of the Note.		Reviewer Comment (2024-06-27): Received copy of original Note. Exception cleared	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30823184	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents. Fraud Report in file is not for our borrower or transaction.		Reviewer Comment (2024-06-25): Received OFAC search run for Settlement Agent. Exception cleared. Reviewer Comment (2024-06-21): Fraud report provided. Search not run on Settlement Agent, xxxxxx.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30823188	xxxxxx	06/19/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-06-21): OFAC on fraud report provided for the borrower	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30827120	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 provided reflects the borrower has lived in the primary residence for 2 years, however per the property profile report, the borrower just purchased this property on xxxxxx. Provide the correct 2 year housing history as well as the previous mortgage history to cover 12 months.		Reviewer Comment (2024-06-27): Received Corrected 1003. Exception cleared. Reviewer Comment (2024-06-25): The document requested was not provided. The original condition was raised for 2-year housing history as well as the previous mortgage history to cover 12 months. Exception remains.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30827179	xxxxxx	06/19/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 671 is less than Guideline representative FICO score of 680.	DSCR < 1.00, minimum credit score for Rate and Term is 680. Minimum credit score for escrow waiver is 720.		Reviewer Comment (2024-06-28): See revised exception to allow for higher rents to be utilized.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813823	xxxxxx	30992026	xxxxxx	06/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting exception to utilize the higher of the actual lease amount without 2 months rent receipt in lieu of lower estimated rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months or more	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813245	xxxxxx	30794746	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx; Selling xxxxxx		Reviewer Comment (2024-06-27): Received OFAC searches for Settlement Agent. Exception cleared. Reviewer Comment (2024-06-24): Ofac searches for xxxxxx not received. Exception remains.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813245	xxxxxx	30822657	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership in xxxxxx. Assets limited to the borrower's ownership % in the business.		Reviewer Comment (2024-07-17): Received CPA Letter verifying ownership percentage of the business. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813245	xxxxxx	30827205	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		The final documents are signed by an Attorney-In-Fact for both borrowers; however, the Power of Attorney is not provided in the file.		Reviewer Comment (2024-06-25): Received POA. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813256	xxxxxx	30779357	xxxxxx	06/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-26): FTP provided	06/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813256	xxxxxx	30779358	xxxxxx	06/19/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-26): FTP provided Reviewer Comment (2024-06-25): No new document received. Please try uploading again.	06/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813256	xxxxxx	30779484	xxxxxx	06/19/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 694 is less than Guideline representative FICO score of 700.	Minimum credit score for C/O transaction is 700 when the DSCR < 1.00. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813256	xxxxxx	30827627	xxxxxx	06/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket mortgage on title.		Reviewer Comment (2024-06-26): Clear FTP provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813257	xxxxxx	30783464	xxxxxx	06/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-26): FTP provided	06/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813257	xxxxxx	30783466	xxxxxx	06/19/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-26): FTP provided Reviewer Comment (2024-06-25): No new document received. Please try uploading again.	06/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813257	xxxxxx	30784937	xxxxxx	06/19/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 694 is less than Guideline representative FICO score of 700.	Minimum credit score for C/O transaction is 700 when the DSCR < 1.00. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813257	xxxxxx	30808409	xxxxxx	06/19/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-28): Evidence the red flags were addressed was provided.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813257	xxxxxx	30827628	xxxxxx	06/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket mortgage on title.		Reviewer Comment (2024-06-26): Clear FTP provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814212	xxxxxx	30792132	xxxxxx	06/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-20): FTP provided	06/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	814212	xxxxxx	30792164	xxxxxx	06/19/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-20): FTP provided	06/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	814971	xxxxxx	30828003	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		The Security Instrument reflects there is a separate Assignments and Leases Rents rider in addition to the 1-4 Family Rider. Provide the Assignments and Leases Rider.		Reviewer Comment (2024-06-20): Additional rider provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814356	xxxxxx	30794321	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-01): Received ACH information form. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814356	xxxxxx	30794331	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-06-26): Received citizenship affidavit document. Exception Cleared. Reviewer Comment (2024-06-25): No new document received. Please try uploading again.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814356	xxxxxx	30794506	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Seller's Agent, xxxxxx, Buyer's Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-07-01): Received OFAC searches. Exception cleared. Reviewer Comment (2024-06-27): Received Clearance Report. However the OFAC searches not run on Settlement Agent, xxxxxx; Seller's Agent, xxxxxx, Buyer's Agent, xxxxxx; Appraiser, xxxxxx. Exception remains. Reviewer Comment (2024-06-25): No new document received. Please try uploading again.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814356	xxxxxx	30823866	xxxxxx	06/19/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-26): Clearance report provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814230	xxxxxx	30795303	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-05): Received Certificate of Good Standing. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814230	xxxxxx	30826418	xxxxxx	06/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require verification of mortgage for the subject property. When the mortgage is not reported on the credit report a VOM, evidence of recent payments for 6 months, payoff statement and copy of note with terms is required. The subject mortgages are not on the credit report. The file is missing the VOM for both the 1st and 2nd liens and copy of note for the 2nd lien.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-25): Received same document which was already available in file. The file is missing the VOM for both the 1st and 2nd liens and copy of note for the 2nd lien for the subject property. Exception remains.			07/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814312	xxxxxx	30797470	xxxxxx	06/20/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-26): FTP provided	06/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	814312	xxxxxx	30797473	xxxxxx	06/20/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-06-26): FTP provided	06/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	814312	xxxxxx	30948554	xxxxxx	06/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Tile Policy provided post review does not reflect xxxxxx at the end of the main address per the Note.		Reviewer Comment (2024-07-01): Supplement provided to FTP updating address	07/01/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	814694	xxxxxx	30826939	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: signors for the seller, xxxxxx, xxxxxx, xxxxxx, xxxxxx, and xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-25): Received Updated Fraud Report. Exception Cleared. Reviewer Comment (2024-06-21): Fraud Search not run on signor, xxxxxx.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814670	xxxxxx	30795348	xxxxxx	06/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): FTP provided	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814670	xxxxxx	30795477	xxxxxx	06/19/2024	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Must be dated prior to or at closing.		Reviewer Comment (2024-06-25): A recertification of value done prior to close was provided. Reviewer Comment (2024-06-20): The same appraisals were provided that were in file at time of review. Please review original condition. Age of appraisal is measured from effective date to consummation date. The appraisal effective date is xxxxxx which is > 120 days old. A recert of value is required and must be dated prior to closing.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814670	xxxxxx	30827030	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following is missing: Appraiser, xxxxxx.		Reviewer Comment (2024-07-10): Received Updated Fraud Report. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814670	xxxxxx	30831102	xxxxxx	06/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Reflects multiple delinquient taxes and a State Tax Lien not paid through closing.		Reviewer Comment (2024-07-16): Clear FTP provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814670	xxxxxx	30831106	xxxxxx	06/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1007 reflects a lease term for the subject property of xxxxxx - xxxxxx for $4,800, however the appraiser comments state the lease is a short term lease and is attached. This lease agreement was not provided. The lease agreement provided is a month to month lease starting xxxxxx for $5,200. Unclear if property is a short term rental or long term rental.		Reviewer Comment (2024-07-12): Old lease provided referenced by appraiser. Not a short term lease. Updated lease in file dated xxxxxx . Property is not STR but LTR.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813895	xxxxxx	30794443	xxxxxx	06/20/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-24): Received Title Final. Exception cleared.	06/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813895	xxxxxx	30794444	xxxxxx	06/20/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-24): Received Title Final. Exception cleared.	06/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813895	xxxxxx	30898412	xxxxxx	06/20/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum FICO requirements for an escrow waiver. Investor exception in file, however comp factor is incorrect. DSCR is not > 1.15.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813510	xxxxxx	30798842	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-06-22): Received updated Fraud Report. Exception cleared.	06/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813510	xxxxxx	30898532	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The PPP addendum to the Note, PPP Rider to the DOT, Final CD reflect a PPP term of 0% There is also another PPP addendum to the Note in file with a 6 months interest term for 3 years. Per the seller's email to the client, the 6 months interest term for 3 years is correct. Provide the corrected and executed PPP rider to the DOT, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-09): The correct PCCD was provided. Please provide the corrected and executed PPP rider to the DOT, LOE to the borrower, evidence of delivery to the borrower, and the lender's letter of intent to re-record.

Reviewer Comment (2024-07-05): The PC-CD was provided and is still incorrect as it reflects a PPP as xxxxxx. LOE was not received. Further, please review the original condition for all required documents. Exception Information:
The PPP addendum to the Note, PPP Rider to the DOT, Final CD reflect a PPP term of 0%. There is also another PPP addendum to the Note in file with a 6 months interest term for 3 years. Per the seller's email to the client, the 6 months interest term for 3 years is correct. Provide the corrected and executed PPP rider to the DOT, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.
																	07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813510	xxxxxx	30929255	xxxxxx	06/24/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The correct PPP addendum to the Note does not have the borrower's printed name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors			06/24/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814128	xxxxxx	30797552	xxxxxx	06/20/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-06-21): An updated Schedule A with the correct amount was provided.	06/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814128	xxxxxx	30797602	xxxxxx	06/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per appraisal property is tenant occupied. Provide Lease agreement.		Reviewer Comment (2024-07-11): Lease agreement provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814128	xxxxxx	30797618	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide the unanimous consent. Per the Ops Agreement, business affairs must be voted on by the members unanimously. (Page 3, JO)		Reviewer Comment (2024-06-28): Received Corporate Resolution. Exception cleared. Reviewer Comment (2024-06-24): The Borrowing Cert is not acceptable as the first paragraph states the borrower does not need consent or approval by any other persons owning the LLC which is not accurate. The additional party is not on the loan, the Ops Agreement requires authorization by all members, and the Borrowing Cert is only provide when there is no Ops Agreement to verify authorization, therefore the UC will be required.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814503	xxxxxx	30794911	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Settlement Agent, xxxxxx; Seller's Real Estate agent, xxxxxx and xxxxxx; Buyer's Real Estate Agent, xxxxxx; Seller, xxxxxx; Appraiser, xxxxxx; Loan Officer, xxxxxx.		Reviewer Comment (2024-06-28): Received OFAC Search. Exception cleared. Reviewer Comment (2024-06-26): Received OFAC for seller, pending OFAC search for Real Estate agent, xxxxxx. Exception remains. Reviewer Comment (2024-06-25): Received updated fraud report, however the OFAC search provided for seller is in name of trustee, however it must be run on the individual. Also provide OFAC for Seller's Real Estate agent, xxxxxx. Exception remains.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812628	xxxxxx	30797696	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Approval in file; Less than 12 month of housing history. However, comp factors are incorrect. Housing history is not 0x30x24.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812628	xxxxxx	30797711	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Approval in file; Subject property acreage of xxxxxx acres exceeds max allowed of 2 acres. However, comp factors are incorrect. Housing history is not 0x30x24.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812628	xxxxxx	30797717	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller's Real Estate Agent, xxxxxx and Borrower's Real Estate Agent, xxxxxx.		Reviewer Comment (2024-06-26): Received OFAC search. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	809793	xxxxxx	30798353	xxxxxx	06/20/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-24): CDA received	06/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30798475	xxxxxx	06/20/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-06-24): 442 provided	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30835815	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The blanket coverage for xxxxxx does not reflect the subject address.		Reviewer Comment (2024-07-09): Updated blanket provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30835877	xxxxxx	06/20/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		xxxxxx. Investor exception will be required.		Reviewer Comment (2024-06-26): Dismissal of litigation document provided.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30895471	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. Provide the corrected and executed DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30895574	xxxxxx	06/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.		Reviewer Comment (2024-06-27): Received lease agreement. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30895576	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration is > 60% and OO units is < 40%.		Reviewer Comment (2024-07-02): Updated appraisal provided. Investor concentration and OO units met. Reviewer Comment (2024-06-26): The appraisal reflects xxxxxx OO and xxxxxx rented. The HOA questionnaire reflects xxxxxx onsite and xxxxxx offsite. If the appraisal is incorrect, the appraisal will need to be updated.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	809793	xxxxxx	30895773	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The HO6 policy does not have the location of premises insured completed.		Reviewer Comment (2024-07-09): Updated HO6 provided Reviewer Comment (2024-06-27): Received HO6 policy. Pending receipt of the Blanket HOI for the HOA does not reflect the subject property address. Exception remains.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No
xxxxxx	814070	xxxxxx	30805849	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-06-27): Received ACH information form. Exception Cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814070	xxxxxx	30806047	xxxxxx	06/21/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Investor Exception for minimum loan amount not meeting guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors			06/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814070	xxxxxx	30889866	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per guidelines, the file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-22): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814070	xxxxxx	30910726	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Title commitment is incomplete. Provide Schedule B, Section II.		Reviewer Comment (2024-06-27): Received Schedule B, Section II of the Title Commitment. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815558	xxxxxx	30809059	xxxxxx	06/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.		Reviewer Comment (2024-06-28): Missing Document: Lease Agreement not provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813827	xxxxxx	30827443	xxxxxx	06/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-09): FTP provided	07/09/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813827	xxxxxx	30827452	xxxxxx	06/24/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Mixed Use	Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors			06/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813827	xxxxxx	30923796	xxxxxx	06/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. The title reflects property is subject to certificate sales for unpaid municipal liens (items 13-16).	Reviewer Comment (2024-07-09): Clear FTP provided

Reviewer Comment (2024-06-27): A clear title will need to be provided or a supplement from the title agent stating these will not appear on the final title (items 13-16).

Reviewer Comment (2024-06-25): The condition is not in reference to he judgment. The LOE only addresses the judgment. The LOE from title states tax liens will be paid at closing. There are multiple Certificates of sale for various amounts with balances. The clear title will need to be provided or a supplement from title stating these will not appear on the final title (items 13-16).
															07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814344	xxxxxx	30908424	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per guidelines, a PPP rider is required. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-26): The investor guidelines require a PPP rider to the DOT. Investor can elect to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814344	xxxxxx	30925162	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP rider to the Note does not reflect the Entity name. Only reflects the Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive			06/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814344	xxxxxx	30925188	xxxxxx	06/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The Fraud Report reflects $xxxxxx lien on the primary residence taken out xxxxxx and $xxxxxx lien taken out on xxxxxx . Liens do not appear on credit. If liens are paid in full and closed, provide the releases. Otherwise, provide the VOM, 6 month pay history and copy of the original Note. If borrower is just a vested owner and not obligated to the liens, provide a copy of the Note to support.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): The client elects to waive.

Reviewer Comment (2024-07-11): The title document should reflect the primary residence address and if the document reflects no lien against the property, then the property can be treated as free and clear. Exception remains.

Reviewer Comment (2024-07-03): HOA is not acceptable. Provide receipt of release for xxxxxx lien. Expectable remains.

Reviewer Comment (2024-06-28): The property profile report reflects release for xxxxxx lien. Pending receipt of release for xxxxxx lien.

Reviewer Comment (2024-06-26): An LOE is not acceptable stating the borrower paid off 2 loans and the property is free and clear. The fraud report reflects two liens taken out for xxxxxx and xxxxxx. Provide the release of liens or all required documents for the mortgage history per the original condition. No additional supporting documents were provided in the loan file. Please upload.
																	07/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814857	xxxxxx	30925659	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National		The ACH in file has a line through it and initialed by the borrower which is an indication they declined the ACH. The information completed on the form also so does appear to be the borrower's writing. It should be further noted, the choice of Yes was not selected for enroll in ACH.		Reviewer Comment (2024-06-28): Received ACH. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814257	xxxxxx	30924982	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-02): Received updated Fraud Report. Exception cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814832	xxxxxx	30922208	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-01): Received Articles of Organization. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814832	xxxxxx	30922209	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-28): Received Hazard Insurance Policy. Exception Cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814832	xxxxxx	30922212	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814832	xxxxxx	30922219	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Borrower Real Estate Agent, xxxxxx; Real Estate Agent,xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-28): Received updated Fraud Report. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814832	xxxxxx	30927060	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Entity name. Only reflects the Guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive			06/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814824	xxxxxx	30929084	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-01): Approval provided Reviewer Comment (2024-06-28): Per the original condition, the approval is required (i.e. 1008 w/ UW name, lender's approval with conditions, etc)	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814824	xxxxxx	30933375	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814824	xxxxxx	30933467	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-01): Received OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815318	xxxxxx	30925958	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-28): FTP provided	06/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815318	xxxxxx	30927210	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The policy reflects 1 judgment and 3 tax liens found against the Guarantor.		Reviewer Comment (2024-06-28): Clear title policy provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814453	xxxxxx	30928711	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-01): Received Title Final. Exception cleared.	07/01/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814453	xxxxxx	30928820	xxxxxx	06/27/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-07-01): Received Title Final. Exception cleared.	07/01/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814453	xxxxxx	30934188	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-07-03): Updated fraud report with ofac provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814453	xxxxxx	30934630	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Note reflects zip code of xxxxxx and appraisal reflects xxxxxx		Reviewer Comment (2024-07-03): Updated appraisal report provided Reviewer Comment (2024-07-02): Update CU's provided. Pending receipt of the corrected appraisal. A document was uploaded, however reflects file is corrupted and cannot be opened. If this is the corrected appraisal, please re-upload.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814158	xxxxxx	30929470	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-28): Received Approval. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814158	xxxxxx	30935402	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-02): Received Updated fraud report with ofac document. Exception Cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815623	xxxxxx	30928988	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815623	xxxxxx	30941380	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815625	xxxxxx	30926862	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815625	xxxxxx	30941083	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title and unpaid taxes that are due.		Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815625	xxxxxx	30941162	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-07-10): Received Updated Fraud Report. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815625	xxxxxx	30943528	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The Guarantor Agreement provided has multiple sections whited out.		Reviewer Comment (2024-07-11): Received Guaranty agreement. Exception cleared.	07/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815625	xxxxxx	30943549	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA. The address is reversed on the appraisal and CDA reports. Unit xxxxxx should be after the main address.		Reviewer Comment (2024-07-12): Corrected appraisal and CDA were provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815627	xxxxxx	30927948	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815627	xxxxxx	30936152	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815627	xxxxxx	30936619	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA. The address is reversed on the appraisal and CDA reports. Unit xxxxxx should be after the main address.		Reviewer Comment (2024-07-12): A corrected appraisal and CDA were provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815319	xxxxxx	30948196	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Per the Trust Agreement, the Settlor just transferred over the primary residence to the borrower on xxxxxx . Provide the deed transfer or death cert for the Settlor.		Reviewer Comment (2024-07-03): Deed provided	07/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815319	xxxxxx	30948261	xxxxxx	06/27/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per the guidelines, first time investors eligible subject to the following restrictions: own a primary residence for 1 year. Per the Trust Agreement, the Settlor just transferred over the primary residence to the borrower on xxxxxx . Borrower has owned a primary residence for < 1 year. The borrower has been making payments but has not been the owner for 1 year.		Reviewer Comment (2024-07-03): Experience documents provided. Borrower owned an additional property from xxxxxx. Sold in xxxxxx.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	815319	xxxxxx	30978471	xxxxxx	06/27/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the correct 2 year housing history for the primary residence for the borrower. Per the Trust Agreement, Settlor transferred over the primary residence to the borrower on xxxxxx . Borrower has been making payments for 1 year but has not owned the subject property. Provide any additional housing history for the previous residence, if applicable.		Reviewer Comment (2024-07-03): Corrected 1003 provided. Borrower was living rent free in the primary residence prior to it being transferred over for ownership per the Trust agreement.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	812572	xxxxxx	30928170	xxxxxx	06/27/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-25): Client elects to waive			06/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812572	xxxxxx	30939299	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814247	xxxxxx	30958832	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-28): Received Approval. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814247	xxxxxx	30972260	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There are 2 mortgage liens on title, however only 1 was paid off.		Reviewer Comment (2024-07-08): Updated title commitment provided	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814108	xxxxxx	30935082	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-28): Approval Received. Exception Cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814108	xxxxxx	30935094	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not captured for Appraiser, xxxxxx.		Reviewer Comment (2024-06-28): Received updated fraud report. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814108	xxxxxx	30970733	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-02): Received certificate of Good Standing. Exception cleared. Reviewer Comment (2024-06-28): Same document received which was already in file. Exception Remains.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	814108	xxxxxx	30970805	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment.		Reviewer Comment (2024-07-02): Per xxxxxx state, there is no franchise tax but a corporate income tax which is like the franchise tax. Evidence paid provided. Reviewer Comment (2024-07-01): Received Corporate Income Tax payment. However the original condition was raised for the Receipt of current year franchise tax payment. Exception remains.	07/02/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30939562	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-07-08): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2024-07-02): Received Business purpose certificate however required information is missing. Kindly provide updated business purpose certificate with all the informaiton. Exception Remains.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30939564	xxxxxx	06/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-07-02): Received Citizenship Affidavit. Exception Cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30968246	xxxxxx	06/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor Exception in file for HOA in litigation. Defect claim against sub-contractors #xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors. HOA is Plaintiff and litgiation is striclty for reimubursement of items completed.			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30968596	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for Investor concentration greater than 60% - 81% per HOA Cert.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30969519	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-08): Received ACH information. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813267	xxxxxx	30970532	xxxxxx	06/27/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 is missing the unit number		Reviewer Comment (2024-07-03): Updated HO6 provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814056	xxxxxx	30940193	xxxxxx	06/27/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number missing on the document		Reviewer Comment (2024-06-28): Updated flood cert provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814056	xxxxxx	30940262	xxxxxx	06/27/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-28): Updated pre-close credit report provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814056	xxxxxx	30969670	xxxxxx	06/27/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Section 3a of the 1003 is blank. Provide property you own, primary residence listed in section 1 as owned.		Reviewer Comment (2024-06-28): Updated 1003 provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814056	xxxxxx	30970338	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Closing Statement reflects escrow collected for New Line for $961.39/month. There isn't any documentation in file to verify this.		Reviewer Comment (2024-07-01): Corrected closing statement provided removing new line escrows. Was meant for HOA July collection which is not escrowed. Reviewer Comment (2024-06-28): The $961.39/mo that needs to be verified is under escrows collected for 6 months on the Final Closing Statement vs. the July HOA.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814948	xxxxxx	30983352	xxxxxx	06/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The subject is a refinance with the appraisal report reflecting the proerty is tenant occupied. The guidelines require a copy of the lease agreement, which was not provided in the file.		Reviewer Comment (2024-07-08): Received Lease Agreement. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813502	xxxxxx	30943224	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx -- Appraiser made comments on appraisal dated xxxxxx which is prior to the declared disaster start or end date. The borrower provided an attesation regarding the disaster, however this is not acceptable per the guidelines.		Reviewer Comment (2024-07-10): DI provided dated xxxxxx: xxxxxx	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813502	xxxxxx	30983683	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-03): Received OFAC Search run for Settlement agent. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815728	xxxxxx	30993399	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The borrower is a seasoned investor for over 3 years owning 3 properties	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815728	xxxxxx	30993515	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-03): Received updated Fraud Report. Exception cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816247	xxxxxx	30990882	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Rider to the Security Instrument when there is a prepayment penalty on the loan, which was not provided in the file. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816247	xxxxxx	30991038	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-03): Received OFAC Search run on Settlement Agent. Exception cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816247	xxxxxx	30991062	xxxxxx	07/01/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.		The loan was underwritten and approved as an investment property. The appraisal report reflects the property is owner occupied.		Reviewer Comment (2024-07-08): Updated appraisal provided reflecting Tenant Occupied.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816247	xxxxxx	30994797	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-02): Received COGS. Exception Cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816247	xxxxxx	31062452	xxxxxx	07/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Updated appraisal provided post-review reflecting property is Tenant Occupied. Provide the lease agreement.		Reviewer Comment (2024-07-22): Received Lease Agreement. Exception cleared. Reviewer Comment (2024-07-09): As per guidelines the lease agreement is required if the property is tenant occupied to calculate the DSCR and if using the lower of the actual lease amount or estimated market rent, nothing further is required. Exception remains.	07/22/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814830	xxxxxx	30967106	xxxxxx	07/01/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx and unit xxxxxx is missing in Street address		Reviewer Comment (2024-07-03): Updated flood cert provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814830	xxxxxx	30990901	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814830	xxxxxx	30995129	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does signature does not reflect the Borrowing Entity. Only reflects the Guarantor.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814830	xxxxxx	30995213	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment.	Reviewer Comment (2024-07-23): Evidence provided Franchise taxes and paid and evidence provided due on the 4th month by the 15th day after the close of the tax year. 2024 would not be due yet. Evidence 2023 paid provided.

Reviewer Comment (2024-07-16): Received same document which was already available in file. Provide document as requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-07-12): Franchise tax received for 2023. Need receipt of current year franchise tax payment. The annual Franchise Tax is due the 15th day of the fourth month after the beginning of the tax year.

Reviewer Comment (2024-07-02): This condition does not have to do with title issues. Please review the original condition. Receipt of current year franchise tax payment, clear search, or evidence the state does not require a franchise tax payment is required for the borrowing entity.
															07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814830	xxxxxx	30997008	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title address does not reflect xxxxxx.		Reviewer Comment (2024-07-03): Updated supplemental report provided with correct address. Reviewer Comment (2024-07-02): Please review the original condition. Both supplements provided and included in the closing package do not match the address. xxxxxx is not reflected in the address.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813394	xxxxxx	30994954	xxxxxx	07/01/2024	Credit	Guideline	Guideline Issue	Guideline	The borrower is a Non-Permanent Resident Alien and did not meet guides.		Borrower's are Non-Permanent Resident aliens and their Visa's have expired. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	813394	xxxxxx	30995432	xxxxxx	07/01/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Allow the use of of appraised value with less than 12 months seasoning. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No
xxxxxx	814934	xxxxxx	30971890	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-10): Received ACH information. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814934	xxxxxx	31013716	xxxxxx	07/01/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-09): Clearance report provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815572	xxxxxx	31013886	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Buyer's Agent, xxxxxx; Seller's Agent, xxxxxx; Appraiser, xxxxxx; Seller, xxxxxx		Reviewer Comment (2024-07-08): Received OFAC Search run on Buyer's Agent, xxxxxx; Seller's Agent, xxxxxx; Appraiser, xxxxxx; Seller, xxxxxx. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815572	xxxxxx	31015956	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PPP not allowed in the State of xxxxxx per DSCR matrix. Overlays provided only apply to 1st liens.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807396	xxxxxx	30970270	xxxxxx	07/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Investor exception in file, however the exception form reflects minimum required is $100,000. Minimum required is $150,000 per the 10.2023 matrix. Provide the updated exception form.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-05): The client elects to waive. Reviewer Comment (2024-07-05): The same exception form was provided that was in file at time of review. Please review the original condition. Investor exception in file, however the exception form reflects minimum required is $100,000. Minimum required is $150,000 per the 10.2023 matrix. Provide the updated exception form.			07/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807396	xxxxxx	31014731	xxxxxx	07/02/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-03): Cleared report provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807396	xxxxxx	31016130	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Currency converters were not provided for the two accounts in xxxxxx.		Reviewer Comment (2024-07-03): Received Currency Converter. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	807396	xxxxxx	31016316	xxxxxx	07/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects xxxxxx.		Reviewer Comment (2024-07-16): Update CDA provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814489	xxxxxx	30981378	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		PPP Rider to the DOT is missing.		Reviewer Comment (2024-07-03): PPP Rider was provided.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814489	xxxxxx	30981391	xxxxxx	07/02/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing.		Reviewer Comment (2024-07-03): An updated Flood Cert was provided.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814860	xxxxxx	30980770	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-07-03): Wire Ticket provided	07/03/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814860	xxxxxx	31030524	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit & Background Report		Reviewer Comment (2024-07-03): Authorization provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814860	xxxxxx	31030599	xxxxxx	07/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.84 is less than Guideline PITIA months reserves of 6.00.		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Credit Score 30+ points > minimum required	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-08): Lender would like to waive. Assigned to Investor.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814860	xxxxxx	31032020	xxxxxx	07/02/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-05): Received OFAC Search Run on all transaction participants. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	30981935	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-09): COGS provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	30981944	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx.		Reviewer Comment (2024-07-05): Received OFAC searches run on Appraiser, xxxxxx. Exception Cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	31031472	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-26): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors	07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	31031648	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement is not executed.		Reviewer Comment (2024-07-09): Signed OA provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	31031651	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-09): Articles provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814722	xxxxxx	31032392	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects property is in a PUD, however the DOT does not reflect a PUD rider nor was a PUD rider provided. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-07-11): Received all requested documentation Reviewer Comment (2024-07-09): Executed PUD rider provided. Pending receipt of the additional documentation per the original condition. Provide the corrected and executed DOT to include the PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815015	xxxxxx	30983189	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal indicates tenant occupied.		Reviewer Comment (2024-07-03): Lease agreement provided Reviewer Comment (2024-07-03): Comments appear to be for the Seller. If property is vacant, appraisal will need to be updated, otherwise lease is required.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815015	xxxxxx	30983194	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-03): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815015	xxxxxx	30983215	xxxxxx	07/02/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing from the HO6.		Reviewer Comment (2024-07-03): Updated HOI provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815015	xxxxxx	31020448	xxxxxx	07/02/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Missing unit #		Reviewer Comment (2024-07-03): Updated flood cert provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815015	xxxxxx	31021412	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the blanket HOI for the HOA. The document in file is the Cert of Liability for the HOA which does not contain property insurance.		Reviewer Comment (2024-07-13): Blanket HOI provided	07/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815902	xxxxxx	30992234	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814888	xxxxxx	31032258	xxxxxx	07/03/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-07-05): An updated HOI Policy with ISAOA included in the mortgagee was provided.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814888	xxxxxx	31034215	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Only the filing receipt is in file.		Reviewer Comment (2024-07-05): Articles of Organization were provided.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814888	xxxxxx	31034270	xxxxxx	07/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Transaction is a Rate and Term Transaction with < 1% cash to borrower. LOE for C/O reflects proceeds will be used of Estate Planning. Estate Planning covers a variety of personal matters. Proceeds on a DSCR cannot be used for personal use	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-05): The borrower received $3,653.96 in proceeds and the borrower signed a Business Purpose Cert stating the proceeds will not be used for personal, family, or household purposes. The borrower provided an LOE stating the proceeds will be used for estate planning which is personal use. Whether the LOE is required or not does not omit what it reflects. The investor can elect to waive.			07/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815173	xxxxxx	31034044	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2024-07-08): Received Note Addendum - Prepayment. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	815173	xxxxxx	31034632	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Provide corrected Borrower Certification of Business Purpose to reflect correct loan amount of xxxxxx.		Reviewer Comment (2024-07-08): Received corrected Borrower Certification of Business Purpose. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	813922	xxxxxx	30988970	xxxxxx	07/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx out of the xxxxxx units are 60 or more days delinquent, Which is 28.57%. Per guidelines, no more than 20% of the total units in the project may be 60 days or more past due on the xxxxxx/HOA fees. Over 20% threshold. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813922	xxxxxx	31034855	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx.		Reviewer Comment (2024-07-10): Received Updated Fraud Report. Exception Cleared. Reviewer Comment (2024-07-09): Received OFAC Search run on Appraiser, xxxxxx. Provide OFAC Search run for Settlement Agent, xxxxxx. Exception remains.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	813922	xxxxxx	31035205	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property from the Trust to the Borrower.		Reviewer Comment (2024-07-08): Received the deed transferring the property from the Trust to the Borrower. Exception cleared.	07/08/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	814895	xxxxxx	30995275	xxxxxx	07/03/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The file does not contain documentation to verify experience. Since guarantor does not own their primary residence for at least 1 year, guarantor does not meet the First Time Investor experience. Documentation to verify experience is required.		Reviewer Comment (2024-07-08): Documented experience provided for 1+ years.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814895	xxxxxx	31042023	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The Closing Statement provided for the sale of the property located on xxxxxx is a preliminary statement. The final statement is required to verify the final cash to borrower to support reserve requirements.		Reviewer Comment (2024-07-08): Removed assets from closing/reserves. Borrower still has enough to qualify.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814939	xxxxxx	30995985	xxxxxx	07/03/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The file does not contain documentation to verify experience. Guarantor does not qualify for First Time Investor as the guarantor does not own their primary residence for at least 1 year; therefore, documentation to verify the experience is required.		Reviewer Comment (2024-07-08): Documented experience provided for 1+ years	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814939	xxxxxx	31042301	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The file contains a preliminary closing statement for the sale of the property located on xxxxxx. The proceeds from this sale is being used for reserves. The final closing statement is required to verify the final cash to borrower is sufficient to cover reserves.		Reviewer Comment (2024-07-08): Removed assets from closing/reserves. Borrower still qualifies.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814460	xxxxxx	31041811	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-12): Received OFAC search. Exception Cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814460	xxxxxx	31042496	xxxxxx	07/03/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA does not reflect Unit xxxxxx		Reviewer Comment (2024-07-17): Updated CDA provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814460	xxxxxx	31042537	xxxxxx	07/03/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Asset Documentation not provided	Provide the exchange agreement or the property exchange final closing statement. Final CD for transaction reflect Exchange funds received.	Reviewer Comment (2024-07-17): Final stamped settlement statement provided for exchange property which reflects proceeds transfer.

Reviewer Comment (2024-07-16): The same documents were provided that were in file. Please review the original condition. Provide the evidence from where the xxxxxx came from. A 1031 exchange allows real estate investors to swap one investment property for another and defer capital gains taxes. Exception remains.

Reviewer Comment (2024-07-12): The LOE is not acceptable. We need evidence of where the xxxxxx came from. A 1031 exchange allows real estate investors to swap one investment property for another and defer capital gains taxes.

Reviewer Comment (2024-07-09): The closing statement and disbursement summary is for this loans current transaction. Provide the final closing statement for the property being exchanged to support the xxxxxx in proceeds or the full exchange agreement for the property being exchanged.
															07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814038	xxxxxx	30971482	xxxxxx	06/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Loan amount in note with amount xxxxxx does not meet the guidelines requirement of $150,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-21): Client elects to waive with compensating factors.			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	813575	xxxxxx	30971485	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The prepayment addendum to note is missing from the file. Once received, Prepayment terms will be input into system to verify terms match the rider.		Reviewer Comment (2024-06-20): Received Note Addendum - Prepayment. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	Yes
xxxxxx	815285	xxxxxx	31041334	xxxxxx	07/03/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-07-10): Received Title Supplemental Report. Exception cleared. Reviewer Comment (2024-07-08): Escrow instructions are not acceptable for this. Provide the supplemental title report, updated prelim adding in coverage amount, or final title policy with coverage amount.	07/10/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	815139	xxxxxx	30993586	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815139	xxxxxx	30993633	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815907	xxxxxx	31013750	xxxxxx	07/05/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor exception for LTV of 70% exceeding minimum of 75%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815907	xxxxxx	31013761	xxxxxx	07/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for xxxxxx not meeting minimum requirement of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815907	xxxxxx	31013763	xxxxxx	07/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for xxxxxx unit does not have a separate xxxxxx as required per Guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815907	xxxxxx	31013797	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Seller xxxxxx.		Reviewer Comment (2024-07-16): Received OFAC search run for Seller xxxxxx. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815165	xxxxxx	31055157	xxxxxx	07/08/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Max for Non-Perm resident	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-09): Client elects to waive with verified compensation factors			07/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	814523	xxxxxx	31033724	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-10): Received Articles of Organization. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814523	xxxxxx	31033725	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-10): Received Certificate of Good Standing. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814523	xxxxxx	31033730	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-07-10): Received an operating agreement where all the borrowers have 25% ownership interest equally.. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814523	xxxxxx	31033732	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-10): Received Employer Identification Number. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814523	xxxxxx	31033741	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-10): Received Operating Agreement. Exception Cleard.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816127	xxxxxx	31030444	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide the full fraud report. Only participant list provided.		Reviewer Comment (2024-07-16): Fraud report provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816309	xxxxxx	31019077	xxxxxx	05/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-17): Final Title Policy received and verified the details. Exception Cleared.	06/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	816309	xxxxxx	31019078	xxxxxx	05/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-17): Final Title Policy received and verified the details. Exception Cleared.	06/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No
xxxxxx	816439	xxxxxx	31035044	xxxxxx	07/09/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Borrower is a First Time Investor and not allowed on multi-family properties. Borrower/guarantor must have a history of owning and managing commercial or non-owner occupied residential real estate for at least 1 year in last 3 years.		Reviewer Comment (2024-07-10): Experience documents provided. Experienced borrowers do not need to own a primary for 1 year.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816439	xxxxxx	31071432	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-10): Received Updated Fraud Report. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816439	xxxxxx	31073691	xxxxxx	07/09/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		The I is missing from ISAOA. Reflects SAOA.		Reviewer Comment (2024-07-10): Updated HOI provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	812627	xxxxxx	31032912	xxxxxx	07/09/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.21 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	The guidelines require a DSCR ratio of 1.25 when the loan amount is less than $150,000. The loan closed with a loan amount less than $150,000 and a DSCR ratio of less than 1.25. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812627	xxxxxx	31032914	xxxxxx	07/09/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	The guidelines require a maximum LTV of 65% on a refinance transaction with a loan amount less than $150,000. The loan closed with a loan amount less than $150,000 and an LTV of 70%. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812627	xxxxxx	31032945	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-11): Approval provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812627	xxxxxx	31071993	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Borrowing LLC.		Reviewer Comment (2024-07-12): Received Quit-Claim Deed. Exception Cleared.	07/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812627	xxxxxx	31072899	xxxxxx	07/09/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower is considered a First Time Investor, which does not allow cash-out transactions. The loan closed as a cash-out. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No
xxxxxx	812630	xxxxxx	31034252	xxxxxx	07/09/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.20 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	The guidelines require a DSCR ratio of 1.25 when the loan amount is less than $150,000. The loan closed with a loan amount less than $150,000 and a DSCR ratio of less than 1.25. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812630	xxxxxx	31034253	xxxxxx	07/09/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	The guidelines require a maximum LTV of 65% on a refinance transaction with a loan amount less than $150,000. The loan closed with a loan amount less than $150,000 and an LTV of 70%. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812630	xxxxxx	31067232	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-12): Received updated Fraud Report. Exception cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812630	xxxxxx	31067357	xxxxxx	07/09/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower is considered a First Time Investor, which does not allow cash-out transactions. The loan closed as a cash-out. Investor exception in file, however comp factors are incorrect. Credit score is not 10 points above the minimum (680 for FTI).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned primary residence > 5 years	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	812630	xxxxxx	31067564	xxxxxx	07/09/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property listed for sale on xxxxxx . Provide the cancellation. Must be prior to the Note date.		Reviewer Comment (2024-07-16): Evidence the listing was canceled prior to the Note date was provided. Reviewer Comment (2024-07-11): The document provided only reflects property is no longer on the market. We need evidence of what date the property was removed/cancelled from the xxxxxx. Must be prior to the Note date.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815863	xxxxxx	31040300	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run for Loan officer - xxxxxx; Settlement agent, xxxxxx.		Reviewer Comment (2024-07-11): Received Updated Fraud Report. Exception Cleared.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815863	xxxxxx	31072694	xxxxxx	07/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Old mortgage noted on item #18 not addressed as well as Tax Sale Certificate on item #20 not addressed.		Reviewer Comment (2024-07-11): An email from the title agent stating these two items would not be on the final title was provided.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816858	xxxxxx	31074000	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP Rider to the Security Instrument when there is a prepayment penalty on the loan, which was not provided in the file. Provide the corrected and executed DOT + PPP Rider, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816279	xxxxxx	31043131	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Loan Officer, xxxxxx; Settlement Agent, xxxxxx. In addition, the fraud report only contains the Alerts. The full fraud report is also missing. Clearance report was only provided.		Reviewer Comment (2024-07-12): Received Fraud Report. Exception cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	817030	xxxxxx	31095824	xxxxxx	07/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide properties owned in schedule of Real Estate Owned 3a and any mortgages and add all liabilities and assets.		Reviewer Comment (2024-07-16): Received 1003 with properties owned in schedule of Real Estate Owned xxxxxx and any mortgages and add all liabilities and assets. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815109	xxxxxx	31061544	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-15): Approval Received.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815109	xxxxxx	31061937	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run for Loan Officer, xxxxxx.		Reviewer Comment (2024-07-17): Received Updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-15): Received fraud report however unable to find xxxxxx name on it. Please provided updated fraud and ofac report for loan officer xxxxxx.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815109	xxxxxx	31096987	xxxxxx	07/12/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Current Mortgagee + ISAOA missing.		Reviewer Comment (2024-07-16): Updated HOI provided Reviewer Comment (2024-07-16): The same document was provided that was in file at time of review. The mortgagee +ISAOA is not reflected for the current lender.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816826	xxxxxx	31100339	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP rider to the DOT. Provide the corrected DOT to include the rider, executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-16): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816258	xxxxxx	31097206	xxxxxx	07/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 does not reflect the borrower's primary residence nor citizenship. Provide any housing history and citizenship documents, as applicable.		Reviewer Comment (2024-07-16): Received corrected 1003. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	816258	xxxxxx	31097445	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-18): Received Articles of Organization. Exception cleared. Reviewer Comment (2024-07-16): Received Article of Org is for xxxxxx. however we required for xxxxxx.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815955	xxxxxx	31105706	xxxxxx	07/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 for xxxxxx does not reflect citizenship, years/months in primary residence nor housing of no primary expense, own, or rent.		Reviewer Comment (2024-07-18): Received corrected 1003. Exception cleared. Reviewer Comment (2024-07-17): Received only 1 page of corrected 1003. Provide all pages of 1003. Exception remains.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815955	xxxxxx	31105806	xxxxxx	07/12/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Borrower to provide a third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement. Utility bill only provided to support primary housing for xxxxxx. No documentation was provided for xxxxxx to verify primary housing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-15): Client elects to waive with verified compensation factors			07/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No
xxxxxx	815669	xxxxxx	31074777	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-07-16): Received updated Fraud Report. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	815669	xxxxxx	31104538	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The guidelines require a PPP to the DOT. The file is missing the Prepayment Rider to the DOT. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Clarification from the Investor, the PPP Rider to the DOT is not a requirement. Reviewer Comment (2024-07-15): Client elects to waive with verified compensation factors	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No
xxxxxx	814921	xxxxxx	31125379	xxxxxx	07/17/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-07-15): Client elects to waive with verified compensation factors			07/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No